As filed with the Securities and Exchange Commission on September 22, 2026

Securities Act Registration No. 333-174926

Investment Company Act Registration No. 811-22549

FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 633	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 635	(Check Appropriate Box or Boxes)

Northern Lights Fund Trust II

(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

 (Address of Principal Executive Offices) (Zip Code)

(631) 490-4300

 (Registrant’s Telephone Number, Including Area Code)

The Corporation Trust Company

Corporate Trust Center

251 Little Falls Drive

Wilmington, DE 19808

(Name and Address of Agent for Service)

With a copy to:

David J. Baum, Esq. Vedder Price P.C. 1401 New York Avenue NW Washington, DC 20005 (202) 312-3375	Kevin Wolf Ultimus Fund Solutions, LLC 80 Arkay Drive, Suite 110 Hauppauge, New York 11788 (631) 470-2635

 Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b).
☒	On September 28, 2026 pursuant to paragraph (b).
☐	60 days after filing pursuant to paragraph (a)(1).
☐	On ____ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2).
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, Registrant hereby elects to register an indefinite number of shares of Registrant and any series thereof hereinafter created.

 EXPLANATORY NOTE

This Post-Effective Amendment No. 633 to the Registration Statement contains the Prospectus and Statement of Additional Information describing the Essential 40 Stock ETF, (the “Fund”), a series of the Registrant. This Post-Effective Amendment to the Registration Statement is organized as follows: (a) Prospectus relating to the Fund; (b) Statement of Additional Information relating to the Fund; and (c) Part C Information relating to all series of the Registrant. The Prospectuses and Statements of Additional Information for the other series of the Registrant are not affected hereby.

Essential 40 Stock ETF

(Symbol: ESN)

Exchange: The NASDAQ Stock Market, LLC

PROSPECTUS

September 28, 2026

Advised by:

KKM Financial, LLC

141 W. Jackson Blvd., Suite 1711

Chicago, IL 60604

1-800-451-5493

www.Essential40etf.com

The Essential 40 Stock ETF (the “Fund”) is a separate series of Northern Lights Fund Trust II (the ”Trust”), a registered management investment company.

The Fund lists and principally trades its shares on The NASDAQ Stock Market, LLC, a national securities exchange, and trade at market prices. Market prices may differ to some degree from the net asset value of the shares. Unlike mutual funds, the Fund issues and redeems shares at net asset value, only in large blocks of shares called “Creation Units.”

Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

This Prospectus provides important information about the Fund that you should know before investing. Please read it carefully and keep it for future reference.

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Essential 40 Stock ETF

(each a series of the Northern Lights Fund Trust II (the “Trust”)

TABLE OF CONTENTS

Summary Section – Essential 40 Stock ETF	1
Additional Information About Principal Investment Strategies and Related Risks	6
Investment Objective	6
Principal Investment Strategies	6
Principal Risks of Investing in the Fund	7
Other Risks	9
Portfolio Holdings Information	9
Management of the Fund	10
The Adviser	10
Portfolio Managers	11
Shareholder Information	11
How Shares are Priced	11
How to Purchase Shares	12
Frequent Purchases and Redemptions of Fund Shares	13
Distributions and Taxes	14
Dividends, Distributions and Taxes	14
Financial Highlights	18

Summary Section – Essential 40 Stock ETF

Investment Objective.

The primary investment objective of the Essential 40 Stock ETF (the “Fund”) is to seek to track, before fees and expenses, the performance of the Essential 40 Stock Index.

Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Total Other Expenses	0.21%
Interest Expense	0.00%
Total Annual Fund Operating Expenses	0.71%
Fee Waiver and Expense Reimbursements	(0.01)%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursements(1)	0.70%

(1)	Pursuant to an operating expense limitation agreement between KKM Financial LLC (the “Adviser”) and the Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding any front end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) for the Fund do not exceed 0.70% of the Fund’s average net assets through September 30, 2027. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to receive reimbursement from the Fund for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods (including the effect of the Operating Expenses Limitation Agreement through September 30, 2026). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$72	$227	$397	$887

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or ”turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of the portfolio.

Principal Investment Strategies.

The Fund is an actively-managed exchange-traded fund (“ETF”) that normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of companies that comprise the Essential 40 Stock Index™ (the “Index”), which measures the investment return of the equity securities of forty blue-chip U.S companies. Generally, the Adviser anticipates that the Fund will hold all forty of the securities that comprise the Index in proportion to their weightings in the Index. Under certain circumstances, however, the Fund may purchase a sample of securities in the Index if it is not possible or practicable to replicate the Index. There also may be instances in which the Adviser may choose to underweight or overweight a security in the Index, purchase securities not in the Index that the Adviser believes are appropriate to substitute for certain securities in the Index, or utilize various combinations of other available investment techniques. The circumstances that would cause the Adviser to hold a representative sampling of the Index include, but are not limited to, the following circumstances: the Fund may sell securities that are represented in the Index in anticipation of their removal from the Index; the Fund may purchase securities not represented in the Index in anticipation of their addition to the Index; or there may be corporate actions resulting in a cash take-over or bankruptcy which are examples of events that would cause the Adviser to sell a security. The Fund may also temporarily invest in securities not included in the Index that are expected to be correlated with the securities included in the Index. To manage risk, the Fund may also invest in S&P 500 futures and options when the Adviser determines that such investments would benefit the Fund. The Fund will normally limit its investment in S&P 500 futures and options to 5% or less of its net assets, although it can invest up to 20% of its net assets in such instruments.

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Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors. The Adviser, however, reserves the ability to underweight or overweight stocks in the Index or to utilize S&P 500 futures or options to manage risk as it deems necessary.

The Index is an index created by FSH Trading, LLC (“FSH”) and is calculated and distributed by Solactive AG. The Index is an index of companies providing goods and services that are, in the view of FSH, essential to the American economy and way of life. The Index has 40 components that are selected by a committee within FSH, using a qualitative approach to determine which companies, in the view of the committee, are irreplaceable and too essential to fail. At its inception on December 31, 2013, the Index was constructed as equally weighted, and the component weightings fluctuate going forward based on return performance alone. The Index, however, is rebalanced annually on the second calendar Monday of January. In the event that the NYSE, NASDAQ or AMEX are closed on that day, rebalancing occurs on the following business day. Each component of the Index is weighted equally at 2.5% when rebalanced but again may fluctuate as a result of individual stock performance until it is rebalanced again. The committee seeks to have the Index diversified across sectors and industries and seeks only to make changes to the Index components as the American economy evolves or market events and corporate actions necessitate.

Principal Risks.

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The following summarizes the principal risks of investing in the Fund.

●	Equity Securities Risk. The Fund invests in common stock, which subjects the Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

●	Early Close/Trading Halt Risk. An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

●	ETF Structure Risk. The Fund is structured as an ETF and as a result is subject to the special risks, including:

○	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for exchange traded funds (“ETFs”) that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

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○	Not Individually Redeemable. Shares are not individually redeemable to retail investors and may be redeemed only by the ETF only to Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

○	Trading Issues. An active trading market for the Shares may not be developed or maintained. Trading in Shares on NASDAQ (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, which may result in the trading of the Shares being suspended or the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

○	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.

■	In times of market stress, market makers may step away from their role market making in the Shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and an ETF’s NAV.

■	The market price of the Shares may deviate from an ETF’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than an ETF’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

■	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from an ETF’s domestic trading day, which could lead to differences between the market value of the Shares and an ETF’s NAV.

■	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of an ETF’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and an ETF’s NAV.

●	Futures Risk. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund. This risk could cause the Fund to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the adviser’s expectation and may not produce the desired investment results.

●	Large-Capitalization Securities Risk. Large-capitalization companies usually cannot respond as quickly as smaller companies to competitive challenges, and their growth rates tend to lag the growth rates of well-managed smaller companies during strong economic periods.

●	Management Risk. Management risk is the risk that the investment process used by the Fund’s portfolio manager could fail to achieve the Fund’s investment goal and cause an investment in the Fund to lose value. Given the Fund is going to attempt to tract the Index, the Fund does not follow traditional methods of active investment management.

●	Market Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, tariffs, trade wars, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on the U.S. financial market. It is difficult to predict when similar events affecting the U.S. financial market may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

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Options Risk. When the Fund purchases an option on a security or index it may lose the entire premium paid if the underlying security or index does not decrease in value. The Fund may also be exposed to default by the option writer who may be unwilling or unable to perform its contractual obligations to the Fund.

Performance.

On October 18, 2024, the Fund acquired the assets and assumed the liabilities of the Essential 40 Stock Fund, a series of the Trust (the “Predecessor Fund”), in a reorganization (the “Reorganization”). As a result of the Reorganization, the Fund adopted the performance and financial history of the Class I shares of the Predecessor Fund. The performance information provided below is that of the Class I shares of the Predecessor Fund for periods prior to October 18, 2024. The Fund has the same investment objective and strategies as the Predecessor Fund. Updated performance information is available at no cost by calling the Fund toll-free at 1-800-451-5493.

Calendar Year Returns as of December 31,

The calendar year-to-date return for the Fund’s Class I shares as of June 30, 2026 was 15.87%.

During the period shown in the bar chart, the best performance for a quarter was 15.96% (for the quarter ended June 30, 2020). The worst performance was -22.63% (for the quarter ended March 31, 2020).

Average Annual Total Returns for the periods ended December 31, 2025

	One Year	Five Year	Ten Years
Essential 40 Stock ETF
Return Before Taxes	16.31%	12.36%	9.62%
Return After Taxes on Distributions	16.06%	10.83%	8.74%
Return After Taxes on Distributions and Sale of Fund Shares	9.83%	9.45%	7.66%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%
S&P 500 Equal Weight Total Return Index (reflects no deduction for fees, expenses or taxes)	11.43%	10.48%	11.71%
Essential 40 Stock Index Total Return (reflects no deduction for fees, expenses or taxes)	17.38%	13.18%	14.01%

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After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

The S&P 500 Total Return Index is an unmanaged market capitalization weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect any fees or expenses.

The S&P 500 Equal Weight Total Return Index is a stock market index that tracks the performance of the 500 largest companies in the United States, with each stock equally weighted regardless of market capitalization. The index is reviewed quarterly. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

The Essential 40 Stock Index Total Return is a gross total return index of FSH Trading, LLC (“FSH”). The index is calculated and distributed by Solactive AG. The Essential 40 Stock Index™ Total Return, is an index of companies providing goods and services that are deemed essential to the American economy and way of life. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Investment Adviser. KKM Financial LLC serves as the Fund’s investment adviser.

Portfolio Manager. The following individuals serve as the Fund’s portfolio managers:

Portfolio Managers	Primary Title	With the Fund since
Jeff Kilburg	Founder and CEO of the Adviser since 2012	June 2014
Dan Deming	Managing Partner	December 2017

Purchase and Sale of Fund Shares. The Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units.” Individual Shares of the Fund may only be purchased and sold in secondary market transactions through a broker dealer. Because Shares are listed for trading on the Exchange and trade at market prices rather than NAV, Shares may trade at a price that is greater than, at, or less than, NAV. Investors may incur costs attributable to the differences between the highest price a buyer is willing to pay to purchase shares of the Fund (“bid”) and the lowest price a seller is willing to accept for shares of the Fund (“ask”) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information, including the Fund’s net asset value, premiums and discounts, and bid-ask spreads, is available online at www.Essential40etf.com.

Tax Information. The Fund’s distributions are taxable to you, and will be taxed as ordinary income or capital gains (or a combination of both), unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Information About Principal Investment Strategies and Related Risks

Investment Objective

Fund	Investment Objective
Essential 40 Stock ETF	to seek to track, before fees and expenses, the performance of the Essential 40 Stock Index.

The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees upon 60 days’ written notice to shareholders.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of companies that comprise the Essential 40 Stock Index™ (the “Index”). Generally, the Adviser anticipates that the Fund will hold all forty of the securities that comprise the Index in proportion to their weightings in the Index. Under certain circumstances, however, the Fund may purchase a sample of securities in the Index if it is not possible or practicable to replicate the Index. There also may be instances in which the Adviser may choose to underweight or overweight a security in the Index, purchase securities not in the Index that the Adviser believes are appropriate to substitute for certain securities in the Index, or utilize various combinations of other available investment techniques. The circumstances that would cause the Adviser to hold a representative sampling of the Index include, but are not limited to, the following circumstances: the Fund may sell securities that are represented in the Index in anticipation of their removal from the Index; the Fund may purchase securities not represented in the Index in anticipation of their addition to the Index; or there may be corporate actions resulting in a cash take-over or bankruptcy which are examples of events that would cause the Adviser to sell a security. The Fund may also temporarily invest in securities not included in the Index that are expected to be correlated with the securities included in the Index. To manage risk, the Fund may also invest in S&P 500 futures and options when the Adviser determines that such investments would benefit the Fund. The Fund will normally limit its investment in S&P 500 futures and options to 5% or less of its net assets, although it can invest up to 20% of its net assets in such instruments.

Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors. The Adviser, however, reserves the ability to underweight or overweight stocks in the Index or to utilize S&P 500 futures or options to manage risk as it deems necessary.

The Fund is classified as “ diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Temporary Defensive Positions

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Adviser will determine when market conditions warrant temporary defensive measures. For example, during such periods, 100% of the Fund’s assets may be invested in short-term, high-quality fixed income investments, eligible U.S. dollar-denominated money market instruments, cash or cash equivalents. Temporary defensive positions may be initiated by the Adviser when market conditions make pursuing its investment strategy used for the Fund inconsistent with the best interests of the Fund. When the Fund takes temporary defensive positions, it may not achieve its investment objective.

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Principal Risks of Investing in the Fund

Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests. The following summarizes the principal risks of investing in the Fund.

Equity Securities Risk. The Fund invests in common stock, which subjects the Fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting securities that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change. Many factors affect the performance of each company, including the strength of the company’s management or the demand for its product or services. You should be aware that the value of a company’s share price may decline as a result of poor decisions made by management or lower demand for the company’s products or services. In addition, a company’s share price may also decline if its earnings or revenues fall short of expectations. There are overall stock market risks that may also affect the value of the Fund. Over time, the stock markets tend to move in cycles, with periods when stock prices rise generally and periods when stock prices decline generally. The value of the Fund’s investments may increase or decrease more than the stock markets in general. Of course, the Fund is subject to these same risks to the extent that it invests directly in common stocks.

Early Close/Trading Halt Risk. An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

ETF Structure Risk. The Fund is structured as an ETF and as a result is subject to the special risks, including:

●	Authorized Participant Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting.

●	Not Individually Redeemable. Shares are not redeemable by retail investors and may be redeemed only by authorized participants at NAV and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

●	Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, which may result in the trading of the Shares being suspended or the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Shares and lead to a difference in the market price of the Shares and their underlying value.

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●	Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on the Exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. There may be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruptions, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those authorized participants creating and redeeming directly with the Fund.

○	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and the Fund’s NAV.

○	The market price for the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price.

○	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Shares and the Fund’s NAV.

○	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

Futures Risk. The Fund’s use of futures contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk; (ii) correlation or tracking risk and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, the Fund may experience losses that exceed losses experienced by funds that do not use futures contracts. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute, or which futures are intended to hedge. Lack of correlation (or tracking) may be due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading. Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. The successful use of futures depends upon a variety of factors, particularly the ability of the adviser to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular futures strategy adopted will succeed.

Large-Capitalization Securities Risk. While large cap companies may be less volatile than those of mid- and small-cap companies, they still involve risk. Large-capitalization companies usually cannot respond as quickly as smaller companies to competitive challenges, and their growth rates tend to lag the growth rates of well-managed smaller companies during strong economic periods. Further, the Fund may underperform funds that invest primarily in stocks of smaller capitalization companies during periods when the stocks of such companies are in favor.

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Management Risk. Management risk is the risk that the investment process used by the Fund’s portfolio manager could fail to achieve the Fund’s investment goal and cause an investment in the Fund to lose value. The Adviser’s reliance on its strategy and its judgments about the potential appreciation of a particular option or security in which the Fund invests may prove to be incorrect. Given the Fund is going to attempt to tract the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors.

Market Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on the U.S. financial market. It is difficult to predict when similar events affecting the U.S. financial market may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on the U.S. financial market. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

Options Risk. The Fund may invest in options. When the Fund purchases an option on a security or index it may lose the entire premium paid if the underlying security or index does not increase in value. The Fund is also exposed to default by the option writer who may be unwilling or unable to perform its contractual obligations to the Fund.

Other Risks

Cyber Security Risk. As the use of technology has become more prevalent in the course of business, the Fund has become more susceptible to operational, financial and information security risks resulting from cyber-attacks and/or technological malfunctions. Cyber-attacks include, among other things, the attempted theft, loss, misuse, improper release, corruption or destruction of, or unauthorized access to, confidential or highly restricted data relating to the Fund and its shareholders; and attempted compromises or failures to systems, networks, devices and applications relating to the operations of the Fund and its service providers. Cyber security breaches may result from unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) or from outside attacks, such as denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users).

Portfolio Holdings Information

The Fund’s portfolio holdings will be disclosed each day on its website at www.Essential40etf.com. A description of the Fund’s policies and procedures regarding the release of portfolio holdings information is available in the Fund’s Statement of Additional Information (“SAI”).

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Management of the Fund

The Adviser

The Trust, on behalf of the Fund has entered into an Investment Advisory Agreement (“Advisory Agreement”) with KKM Financial LLC, located at 141 W. Jackson Blvd, Suite 1711 Chicago, IL 60604, under which the Adviser manages the Fund’s investments subject to the supervision of the Board of Trustees. The Adviser offers both high net worth individual and institutional clients portfolio management services in a variety of alternative investment offerings and is a registered investment adviser. As of May 31, 2026, the Adviser has approximately $848.2 million in assets under management. Of the $848.2 million, approximately $754.4 million are discretionary assets and $93.8 million are non-discretionary assets. Under the Advisory Agreement, the Fund compensates the Adviser for its investment advisory services at the annual rate of 0.50% of the Fund’s average daily net assets, payable on a monthly basis.

Subject to the general supervision of the Board of Trustees, the Adviser is responsible for managing the Fund in accordance with its investment objective and policies using the approach discussed in the “Overview” section of this Prospectus. The Adviser also maintains related records for the Fund.

Fund Expenses. The Fund is responsible for its own operating expenses. In addition to investment advisory fees, the Fund pays other expenses including costs incurred in connection with the maintenance of securities law registration, printing and mailing prospectuses and statements of additional information to shareholders, certain financial accounting services, taxes or governmental fees, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports and expenses of trustee and shareholders meetings.

Pursuant to an operating expense limitation agreement between the Adviser and the Trust on behalf of the Fund, the Adviser has agreed to reduce its management fees and/or pay expenses of the Fund to ensure that the total amount of Fund operating expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) do not exceed 0.70% of the Fund’s average net assets through September 30, 2027. This operating expense limitation agreement is subject to annual re-approval by the Board of Trustees. The Adviser is permitted to receive reimbursement from the Fund for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded. The operating expense limitation agreement can be terminated only by, or with the consent, of the Board of Trustees.

For the most recent fiscal year ended May 31, 2026, the Adviser received an advisory fee net of fee waivers and expense reimbursements from the Fund equal to 0.49% of the Fund’s average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the Advisory Agreement is available in the Fund’s annual report on Form N-CSR to shareholders for the period ending May 31, 2026.

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Portfolio Managers

Jeff Kilburg. Mr. Kilburg is the CEO & Founder of KKM Financial, LLC (“KKM”) a boutique registered investment adviser based in Chicago, IL. Mr. Kilburg started his career at the Chicago Board Options Exchange (“CBOE”) in Chicago. After learning equity options from Mercury Founders Jon and Pete Najarian at the CBOE, Mr. Kilburg was offered an opportunity in the Chicago Board of Trade (“CBOT”) bond option pit. Subsequently, he joined a specialist group in the 30-year pit, JLS Group. In early 1999, he decided to launch a floor operation of his own at the CBOT. In 2012, he transitioned his floor operations into a SEC registered investment advisory firm.

Mr. Kilburg is a graduate of the Mendoza College of Business at The University of Notre Dame as he was a recipient of a four-year football scholarship under Lou Holtz.

Dan Deming. Mr. Deming serves as Managing Partner at KKM Financial, LLC (“KKM”). Mr. Deming’s responsibilities include managing the day-to-day operations of the firm which include; developing and executing the firm’s business plan, strategic initiatives, advisory group oversight, technology, and compliance. Mr. Deming has over 30 years of market experience. Prior to KKM, Mr. Deming served as investment advisor representative for Equity Armor Investments, LLC. His responsibilities included overseeing client accounts, portfolio construction, and supporting the sub-advising team.

Mr. Deming started his career at the CBOE (Chicago Board Options Exchange) as a trader in the S&P 100 Index (OEX) pit in April of 1988. In 2008, Mr. Deming transitioned into the CBOE’s VIX Index option pit. During his time at the CBOE, Mr. Deming also served on the Arbitration Committee. Over the past 10 years, Mr. Deming has become one of the options industry’s more recognized faces in the media, making regular appearances on Bloomberg TV, TD Ameritrade Network, CNN, BNN Bloomberg, Sky News Business, Fox Business News, Business First AM, and CBOE TV. Several news outlets such as; CNBC, Reuters, Wall Street Journal, Bloomberg News, the AP and Dow Jones press, contact Mr. Deming on a regular basis to provide written and quoted market commentary. Working as a liaison with the CBOE, representing both the exchange and his firm, Mr. Deming has served as a guest panelist for several volatility based derivatives symposiums and international trading conferences. Mr. Deming is a graduate of Michigan State University and holds a Series 65 license.

The SAI provides additional information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager and the Portfolio Manager’s ownership of securities in the Fund.

Shareholder Information

How Shares are Priced

Shares of the Fund are bought and sold at two different prices and in two different ways depending upon the type of investor as described below.

All investors including retail investors and authorized participants may buy and sell Shares in secondary market transactions through brokers at market prices and the Shares will trade at market prices.

Only authorized participants may buy and redeem Shares from the Fund directly and those transactions are effected at the Fund’s NAV. Purchases and redemptions from the Fund may only occur in creation units.

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The NAV of the Fund is determined at close of regular trading of the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open. NAV is computed by determining the aggregate market value of all assets of the Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV). The NYSE is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account the expenses and fees of the Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for a share for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, the Fund’s securities listed on an exchange are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchanges. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the- counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has retained responsibility for all fair value determinations. The Fund’s Board with the assistance of a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The Board may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies this process and fair value prices at least quarterly to assure reliable results.

The Fund may use independent pricing services to assist in calculating the value of the Fund’s securities.

With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies registered under the 1940 Act, the Fund’s net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Shareholders may obtain this information from the websites for these funds or the SEC’s website.

How to Purchase Shares

Buying and Selling Shares in the Secondary Market

Investors may buy and sell Shares of the Fund through a broker dealer on The NASDAQ Stock Market, LLC (the “Exchange”). Shares trade under the following ticker symbol: “ESN” Shares can be bought and sold on the Exchange throughout the trading day like shares of other publicly traded companies.

Shares of the Fund may be acquired or redeemed directly from the Fund only by Authorized Participants in Creation

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Units or multiples thereof, in creation or redemption transactions.

You may buy and sell individual Shares of the Fund only through a broker dealer in secondary market transactions on the Exchange. There is no minimum investment required. Shares may only be purchased and sold on the secondary market when the Exchange is open for trading. The Exchange is open for trading Monday through Friday and is closed on weekends and the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

Creation and Redemption Transactions

Authorized Participants may acquire Shares directly from the Fund, and Authorized Participants may tender their Shares for redemption directly to the Fund, at NAV per Share only in large blocks, or Creation Units, of 10,000 Shares for the Fund. Creation and redemption transactions will generally be transacted in-kind, however, the Fund reserves the right to do so in cash as well.

The Fund issues and redeems Shares at NAV only in large blocks of 10,000 Shares (each block of Shares is called a “Creation Unit”) to Authorized Participants that have entered into agreements with the Fund’s distributor. Creation Units are issued and redeemed for cash and/or in-kind for securities. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Purchases and redemptions directly with the Fund must follow the Fund’s procedures, which are described in the SAI.

Premium/Discount Information

Investors who buy and sell Shares in secondary market transactions through brokers purchase and sell such Shares at market prices. The market price of Shares may be greater than, equal to, or less than the Fund’s NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

Book Entry

Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.

Frequent Purchases and Redemptions of Fund Shares

The Board has not adopted a policy of monitoring for other frequent trading activity because shares of the Fund is listed for trading on a national securities exchange.

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Distributions and Taxes

Dividends, Distributions and Taxes

Shares are traded throughout the day in the secondary market on a national securities exchange on an intra-day basis and are created and redeemed in-kind and/or for cash in Creation Units at each day’s next calculated NAV. In-kind arrangements are designed to protect ongoing shareholders from the adverse effects on the Fund’s portfolio that could arise from frequent cash redemption transactions. In a mutual fund, redemptions can have an adverse tax impact on taxable shareholders if the mutual fund needs to sell portfolio securities to obtain cash to meet net fund redemptions. These sales may generate taxable gains for the ongoing shareholders of the mutual fund, whereas the Shares’ in-kind redemption mechanism generally will not lead to a taxable event for the Fund or its ongoing shareholders. Share creations or redemptions that are transacted in cash are less than efficient than shares that are created or redeemed in-kind.

Ordinarily, dividends from net investment income, if any, are declared and paid annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal income tax requirements.

No dividend reinvestment service is provided by the Fund. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of the Fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The U.S. federal income tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

●	The Fund makes distributions,

●	You sell your Shares listed on the Exchange, and

●	You purchase or redeem Creation Units.

U.S. Federal Income Taxes on Distributions

The Fund is treated as a separate corporation for U.S. federal income tax purposes under the Internal Revenue Code of 1986, as amended (the "Code") and intends to qualify and continue to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code for each taxable year. As a RIC, the Fund generally pays no federal income tax on the income and gains it distributes to you. Distributions from the Fund’s net investment income, including distributions out of the Fund’s net short-term capital gains, if any, are taxable to you as ordinary income for U.S. federal income tax purposes, except that the Fund’s dividends attributable to its “qualified dividend income” (i.e., dividends received on stock of most domestic and certain foreign corporations with respect to which the Fund satisfies certain holding period and other restrictions), if any, generally are taxable to U.S. shareholders who are individuals and other non-corporate

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U.S. shareholders at the rates applicable to net capital gain, provided that such U.S. shareholders and the Fund satisfy holding period and other restrictions with respect to their Shares. A part of the Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporate U.S. shareholders provided certain holding period and other requirements are met - the eligible portion may not exceed the aggregate dividends the Fund receives from domestic corporations subject to federal income tax (excluding real estate investment trusts) and excludes dividends from foreign corporations - subject to similar restrictions.

In general, your distributions are subject to U.S. federal income tax in the year when they are paid, whether you take them in cash or reinvest them in the Fund (if that option is available). Distributions reinvested in additional Shares through the means of a dividend reinvestment service, if available, will be taxable to shareholders acquiring the additional Shares to the same extent as if such distributions had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

Distributions in excess of the Fund’s current and accumulated earnings and profits are first treated as a tax-free return of capital to the extent of (and in reduction of) your basis in the Shares and as capital gain thereafter. A distribution will reduce the Fund’s NAV per Share and may be taxable to you as ordinary income or capital gain (as described above) even though, from an investment standpoint, the distribution may constitute a return of capital.

U.S. Federal Income Taxes on Exchange-Listed Share Sales

Any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less, except that any capital loss on the sale of Shares held for six months or less will be treated as long-term capital loss to the extent that capital gain dividends were paid (or treated as paid) with respect to such Shares. The ability to deduct capital losses from sales of Shares may be limited.

U.S. Federal Income Taxes on Purchase and Redemption of Creation Units

An authorized participant that exchanges securities for Creation Units generally will recognize a gain or a loss equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered plus any Cash Component it pays. An authorized participant that exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value (at the time of the exchange) of the securities received plus any cash equal to the difference between the NAV of the Shares being redeemed and the value of the securities. The Internal Revenue Service (the “Service”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales” or for other reasons. Authorized participants exchanging Creation Units for securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less.

If an Authorized Participant purchases or redeems Creation Units, the authorized participant will be sent a confirmation statement showing how many Shares the authorized participant purchased or sold and at what price. See “Tax Status” in the SAI for a description of the newly effective requirement regarding basis determination methods applicable to Share redemptions and the Fund’s obligation to report basis information to the Service.

The Fund may include a payment of cash in addition to, or in place of, the delivery of a basket of securities upon the

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redemption of Creation Units. The Fund may sell portfolio securities to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Fund may be less tax efficient if it includes such a cash payment in the proceeds paid upon the redemption of Creation Units.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund solely for beneficial owners of Shares that are “United States persons” as such term is defined under the Code, other than investors that are a partnership or are subject to special tax treatment (each, a “U.S. Shareholder”). It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the Shares under all applicable tax laws before making an investment in the Shares. See “Tax Status” in the SAI for more information.

FUND SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (formerly known as Gemini Fund Services, LLC) is the Fund’s administrator and fund accountant. It has its principal office at 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022-3474, and is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds and exchange-traded funds.

Brown Brothers Harriman & Co., located at 50 Post Office Square, Boston, MA, 02110-1548 is the Fund’s transfer agent and custodian.

Northern Lights Distributors, LLC located at 4221 North 203rd Street, Suite 100, Elkhorn, NA 68022-3474, is the distributor for the shares of the Fund. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Vedder Price P.C., 1401 New York Avenue, Washington, D.C. 20004, serves as legal counsel to the Trust.

RSM US LLP, 555 17th Street, Suite 1200, Denver, CO 80202, serves as the Fund’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Fund.

OTHER INFORMATION

Continuous Offering

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells the Shares directly to customers or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are affecting transactions in Shares,

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whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Dealers affecting transactions in the Shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

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Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). On October 18, 2024, the Fund acquired the assets and assumed the liabilities of the Essential 40 Stock Fund, a series of the Trust (the “Predecessor Fund”), in a reorganization (the “Reorganization”). As a result of the Reorganization, the Fund adopted the performance and financial history of the Class I shares of the Predecessor Fund.

This information has been derived from the Fund’s financial statements which were audited by RSM US LLP whose report, along with the Fund’s financial statements, are available at no charge upon request.

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented.

	Year Ended May 31, 2026		Year Ended May 31, 2025*		Year Ended May 31, 2024	Year Ended May 31, 2023	Year Ended May 31, 2022
Net Asset Value, Beginning of Year	$15.51		$14.51		$12.02	$13.32	$14.76

Activity From Investment Operations:
Net investment income(a)	0.25		0.23		0.22	0.23	0.18
Net realized and unrealized gain (loss) from investments	4.16		1.37		2.62	(0.42)	0.01
Total from investment operations	4.41		1.60		2.84	(0.19)	0.19

Distributions to shareholders from:
Net investment income	(0.15)		(0.20)		(0.22)	(0.16)	(0.20)
Net realized gains	(0.00	) (e)	(0.40)		(0.13)	(0.95)	(1.43)
Total distributions	(0.15)		(0.60)		(0.35)	(1.11)	(1.63)

Net Asset Value, End of Year	$19.77		$15.51		$14.51	$12.02	$13.32
Market Price Year End	$19.79		15.52		—	—	—

Total return(b)	28.62%		11.40%		23.83%	(1.27)%	0.89%

Market Price Total Return	$28.67%		$0.86	% (g)	—	—	—

Ratios/Supplemental Data
Net assets, at end of year (000s)	$278,667		$88,423		$63,015	$50,498	$30,587
Ratio of expenses to average net assets(c)
before reimbursement(d)	0.71%		0.95%		1.05%	1.24%	1.29%
net of reimbursement	0.70%		0.70%		0.70%	0.71%	0.70%
Ratio of net investment income to average net assets	1.42%		1.55%		1.64%	1.87%	1.28%
Portfolio turnover rate	7	% (f)	11	% (f)	24%	55%	21%

*	Effective October 18, 2024, the Fund converted from a Mutual Fund to an ETF. The financial highlights in the above table reflect the performance of Class I shares of the Mutual Fund prior to October 18, 2024, and the performance of the Fund as an ETF for the period from October 18, 2024 through May 31, 2025.

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes sales charges. Had the Adviser reimbursed a portion of the Fund’s expenses, total returns would have been lower.

(c)	Ratio of expenses to average net assets (excluding interest expense):

before reimbursement(d)	0.71%	0.95%	1.05%	1.23%	1.29%
net of reimbursement	0.70%	0.70%	0.70%	0.70%	0.70%

(d)	Represents the ratio of expenses to average net assets absent fee waivers by the Adviser.

(e)	Represents less than $0.01 per share

(f)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(g)	Total return shown is from the launch of the Essential 40 Stock ETF at the close of business on October 18, 2024 and has not been annualized for periods of less than one year.

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Privacy Policy

Rev. May 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call 1-631-490-4300

19

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

20

Investment Adviser
KKM Financial LLC
141 W. Jackson Blvd, Suite 1711
Chicago, IL 60604

Independent Registered Public Accounting Firm
RSM US LLP
555 17th Street, Suite 1200
Denver, CO 80202

Legal Counsel
Vedder Price P.C.
1401 New York Avenue
Washington, D.C. 20004

Custodian and Transfer Agent
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110-1548

Fund Accountant and Fund Administrator
Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

Distributor
Northern Lights Distributors, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

Essential 40 Stock ETF
each a series of the Northern Lights Fund Trust II

FOR MORE INFORMATION

You can find more information about the Fund in the following documents:

Statement of Additional Information

The SAI provides additional details about the investments and techniques of the Fund and certain other additional information. A current SAI is on file with the SEC and is incorporated into this Prospectus by reference. This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports

Additional information about each Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.

You can obtain a free copy of these documents, request other information, such as the financial statements, make general inquiries about the Fund by calling the Fund (toll-free) at 1-800-451-5493, on the Fund’s website www.Essential40etf.com or by writing to:

Essential 40 Stock ETF
c/o Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, OH 45246
or overnight to

225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

You can review and copy information, including the Fund’s reports and SAI, at the SEC’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090. Reports and other information about the Fund are also available:

●	free of charge from the SEC’s EDGAR database on the SEC’s Internet website at http://www.sec.gov;

●	for a fee, by writing to the SEC’s Public Reference Room, 100 F Street, N.E., Washington, D.C. 20549-1520; or

●	for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811-22549)

Statement of Additional Information

Dated September 28, 2026

Essential 40 Stock ETF

(Symbol: ESN)

Listed and traded on:

The NASDAQ Stock Market, LLC.

This Statement of Additional Information (“SAI”) provides general information about the Essential 40 Stock ETF (the “Fund”), a series of Northern Lights Fund Trust II (the “Trust”). This SAI is not a prospectus and should be read in conjunction with the Fund’s current prospectus for Fund dated September 28, 2026 (the “Prospectus”), as supplemented and amended from time to time, which is incorporated herein by reference. To obtain a copy of the Prospectus free of charge, please visit our website at www.Essential40etf.com, write or call the Fund at the address or telephone number below:

Essential 40 Stock ETF
c/o Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, OH 45246
        -or-
Overnight Mail
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
(800) 451-5493

TABLE OF CONTENTS

THE TRUST	1
EXCHANGE LISTING AND TRADING	2
INVESTMENT POLICIES, STRATEGIES AND ASSOCIATED RISKS	3
FUNDAMENTAL INVESTMENT LIMITATIONS	20
MANAGEMENT OF THE FUND	22
Board of Trustees	22
Board Leadership Structure	22
Trustees and Officers	25
Board Committees	27
Trustee Compensation	27
Control Persons and Principal Shareholders	29
Investment Adviser	29
Portfolio Managers	33
OTHER SERVICE PROVIDERS	35
DISTRIBUTION OF FUND SHARES	38
PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION	38
PORTFOLIO TURNOVER	41
CODE OF ETHICS	41
PROXY VOTING PROCEDURES	41
ANTI-MONEY LAUNDERING COMPLIANCE PROGRAM	42
PORTFOLIO HOLDINGS INFORMATION	42
PURCHASE, REDEMPTION AND PRICING OF SHARES	43
FINANCIAL STATEMENTS	67
APPENDIX “A” KKM FINANCIAL PROXY VOTING POLICY	68

The Trust

The Essential 40 Stock ETF (the “Fund”). The Fund is a series of Northern Lights Fund Trust II, a Delaware statutory trust (the “Trust”) organized on August 26, 2010. On October 18, 2024, the Fund acquired the assets and assumed the liabilities of the Essential 40 Stock Fund, a series of the Trust (the “Predecessor Fund”), in a reorganization. KKM Financial LLC (the “Adviser”) serves as the investment adviser to the Fund.

The Trust is registered as an open-end management investment company.  The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). The Fund may issue an unlimited number of shares of beneficial interest (“Shares”). All Shares of the Fund have equal rights and privileges.  Each Share of the Fund is entitled to one vote on all matters as to which Shares are entitled to vote.  In addition, each Share of the Fund is entitled to participate equally with other Shares (i) in dividends and distributions declared by the Fund and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities.  Shares of the Fund are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights.  Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

The Fund is a diversified series of the Trust.  The Fund’s investment objectives, restrictions and policies are more fully described here and in the Prospectus.  The Board may add classes to and reclassify the shares of the Fund, start other series and offer shares of a new fund under the Trust at any time.

The shares of the Fund are principally listed and traded on the NASDAQ, Inc. (the “Exchange”), as shown on the cover of this SAI. ETFs, such as the Fund, do not sell or redeem individual shares of the Fund. Instead, financial entities known as “Authorized Participants” (which are discussed in greater detail below) have contractual arrangements with the Fund or the Distributor to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as “Creation Units.” An Authorized Participant that purchases a Creation Unit of Fund shares deposits with the Fund a “basket” of securities, cash and/or other assets identified by the Fund that day, and then receives the Creation Unit of Fund shares in return for those assets. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of Fund shares for a basket of securities, cash and/or other assets. The basket is generally representative of the Fund’s portfolio, and together with a cash balancing amount, it is equal to the NAV of the Fund shares comprising the Creation Unit. Pursuant to Rule 6c-11 of the 1940 Act, the Fund may utilize baskets that are not representative of the Fund’s portfolio. Such “custom baskets” are discussed in the section entitled “Creation and Redemption of Creation Units.”

The Trust’s Agreement and Declaration of Trust - General

Under the Trust’s Amended Agreement and Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his/her earlier death, incapacity, resignation or removal.  Shareholders can remove a Trustee to the extent provided by the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules and regulations promulgated thereunder.  Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders.  As a result, normally no annual or regular meetings of shareholders will be held unless matters arise requiring a vote of shareholders under the Agreement and Declaration of Trust or the 1940 Act.

The Trust is not required to and does not intend to hold annual meetings of shareholders.

The Trust’s Agreement and Declaration of Trust – Shareholder Derivative Actions

A shareholder may bring derivative action on behalf of the Trust only if the shareholder or shareholders first make a pre-suit demand upon the Trustees to bring the subject action unless an effort to cause the Trustees to bring such action is excused. A demand on the Trustees shall only be excused if a majority of the Board of Trustees, or a majority of any committee established by the Board to consider the merits of such action, has a personal financial interest in the action at issue.

EXCHANGE LISTING AND TRADING

Shares of the Fund are approved for listing and trading on the Exchange, subject to notice of issuance, and will be available for purchase and sale through a broker-dealer at market price on each day that the Exchange is open for business. The market price of the Fund’s shares may trade below, at, or above the most recently calculated NAV per share of the Fund. As is the case of other publicly traded securities, your purchase or sale of the Fund’s shares in the secondary market will be subject to brokerage commissions which will be based on negotiated commission rates at customary levels.

There can be no assurance that the requirements of the Exchange necessary to maintain the listing of shares of the Fund will continue to be met. The Exchange maintains certain listing standards and requires listed companies like the Fund to continue to comply with such standards while their shares are available for trading on the Exchange. The Exchange may, but is not required to, remove the shares of the Fund from listing if: (1) following the initial twelve-month period beginning upon the commencement of trading of the shares, there are fewer than 50 beneficial holders of the shares; (2) the Fund is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act; (3) the Fund fails to meet certain continued listing standards of the Exchange; or (4) such other event shall occur or condition exists that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. In addition, the Exchange will remove the shares from listing and trading upon termination of the Trust or the Fund.

The base and trading currencies of the Fund is the U.S. dollar. The base currency is the currency in which the Fund’s NAV is calculated and the trading currency is the currency in which shares of the Fund are listed and traded on the Exchange.

The Trust reserves the right to adjust the share price of the Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

Investment Policies, Strategies and Associated Risks

The investment objective of the Essential 40 Stock ETF is to seek to provide long-term capital appreciation and income generation. The investment objective of the Fund and the descriptions of the Fund’s principal investment strategies are set forth under “Investment Strategies, Related Risks and Disclosure of Portfolio Holdings” in the Prospectus.

The Fund’s investment objective is not fundamental and may be changed without the approval of a majority of the outstanding voting securities of the Trust, although the Fund will provide shareholders with notice of any change to the Fund’s investment objectives at least 60 days prior to such change.

The Prospectus discusses the Fund’s principal investment strategies. Below you will find more detail about the types of investments and investment practices permitted by the Fund, including those which are not part of the Fund’s principal investment strategy.

Equity Securities.

The Fund may invest in equity securities such as common stock, preferred stock, convertible securities, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long term growth in value, their prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions.

Equity securities also include SPDRs (S&P Depositary Receipts, known as “Spiders”), DIAMONDS, QQQQs and a number of other exchange traded funds (“ETFs”). SPDRs represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of common stocks that closely tracks the price performance and dividend yield of the S&P 500 Composite Price Index. SPDRs trade on the American Stock Exchange under the symbol SPY. A MidCap SPDR is similar to a SPDR except that it tracks the performance of the S&P MidCap 400 Index and trades on the American Stock Exchange under the symbol MDY. DIAMONDS represent ownership in the DIAMONDS Trust, a unit investment trust that serves as an index to the Dow Jones Industrial Average (the “Dow”) in that its holdings consists of the 30 component stocks of the Dow. DIAMONDS trade on the American Stock Exchange under the symbol DIA. QQQQs (NASDAQ-100 Index Tracking Stock) represent ownership in the NASDAQ-100 Trust, a unit investment trust that attempts to closely track the price and yield performance of the NASDAQ 100 Index by holding shares of all the companies in the Index. QQQQs trade on the American Stock Exchange under the symbol QQQQ. The Fund may also invest in a variety of other exchange traded funds, including, but not limited to, iShares, HOLDRs, Fidelity Select Portfolios, Select Sector SPDRs, Fortune e-50, Fortune 500 and streetTRACKS. To the extent the Fund invests in a sector product, the Fund is subject to the risks associated with that sector. Additionally, the Fund may invest in new exchange traded shares as they become available.

Securities Lending.

The Fund may make long- and short-term loans of its portfolio securities to parties such as broker-dealers, banks, or institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied, should the borrower fail financially, loans will be made only to parties whose creditworthiness has been reviewed and deemed satisfactory by the Adviser. Furthermore, they will only be made if, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

The Adviser understands that it is the current view of the staff of the Securities and Exchange Commission (the “SEC”) that the Fund may engage in loan transactions only under the following conditions: (1) the Fund must receive 100% collateral in the form of cash, cash equivalents (e.g., U.S. Treasury bills or notes) or other high grade liquid debt instruments from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

Cash received through loan transactions may be invested in any security in which the Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

Illiquid Securities.

The portfolio of the Fund may contain illiquid securities. Illiquid securities generally include securities which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The Fund may not invest more than 15% of its net assets in illiquid securities.

U.S. Government Securities.

U.S. government securities are high-quality debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of, or guaranteed by the United States Treasury. For example, securities issued by the Farm Credit Banks or by the Federal National Mortgage Association are supported by the instrumentality’s right to borrow money from the U.S. Treasury under certain circumstances. Moreover, securities issued by other agencies or instrumentalities are supported only by the credit of the entity that issued them.

Financial Services Industry Obligations.

The Fund may invest in each of the following obligations of the financial services industry:

(1) Certificate of Deposit. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

(2) Time Deposits. Time deposits are non-negotiable deposits maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate.

(3) Bankers’ Acceptances. Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

Repurchase Agreements.

The Fund may invest in repurchase agreements fully collateralized by obligations issued by the U.S. government or agencies of the U.S. government (“U.S. Government Obligations”). A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government Obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser’s holding period (usually not more than 7 days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with the custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Adviser to be creditworthy. The Adviser monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.

Rule 18f-4 under the 1940 Act permits the Funds to enter into reverse repurchase agreements, provided that the Fund treats the reverse repurchase agreements as either (1) borrowings subject to the asset coverage requirements under the 1940 Act (see “Borrowing” above) or (2) derivatives transactions under Rule 18f-4.

Borrowing.

The Fund is permitted to borrow money up to one-third of the value of its total assets. Borrowing is a speculative technique that increases both investment opportunity and the Fund’s ability to achieve greater diversification. However, it also increases investment risk. Because the Fund’s investments will fluctuate in value, whereas the interest obligations on borrowed funds may be fixed, during times of borrowing, the Fund’s net asset value may tend to increase more when its investments increase in value, and decrease more when its investments decrease in value. In addition, interest costs on borrowings may fluctuate with changing market interest rates and may partially offset or exceed the return earned on the borrowed funds. Also, during times of borrowing under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Other Investment Companies.

The Fund may invest in shares of other investment companies, including money market mutual funds, other mutual funds or Exchange Traded Funds (“ETFs”). The Fund’s investments in money market mutual funds may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses. The Fund limits its investments in securities issued by other investment companies in accordance with the 1940 Act or with certain terms and conditions of applicable exemptive orders issued by the SEC and approved by the Board of Trustees. Section 12(d)(1) of the 1940 Act precludes the Fund from acquiring (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund. However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding shares of such investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold, and is not proposing to offer or sell its shares through a principal underwriter or otherwise at a public or offering price that includes a sales load of more than 1 1/2%. SEC Rule 12d1-3 provides, however, that the Fund may rely on the Section 12(d)(1)(F) exemption and charge a sales load in excess of 1 1/2% provided the sales load and any service fee charged does not exceed limits set forth in applicable Financial Industry Regulatory Authority, Inc. (“FINRA”) rules.

If the Fund invests in investment companies, including ETFs, pursuant to Section 12(d)(1)(F), it must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security. In addition, an investment company purchased by the Fund pursuant to Section 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days. In addition to the advisory and operational fees the Fund bears directly in connection with its own operation, the Fund also bears its pro rata portion of the advisory and operational expenses incurred indirectly through investments in other investment companies. In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds: (1) the market price of the ETF’s shares may trade at a discount to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.  Additionally, ETFs have management fees, which increase their cost.

Exchange-Traded Funds (“ETF”).

An ETF generally is an open-end investment company, unit investment trust or a portfolio of securities deposited with a depository in exchange for depository receipts. The portfolios of ETFs generally consist of common stocks that closely track the performance and dividend yield of specific securities indices, either broad market, sector or international. ETFs provide investors the opportunity to buy or sell throughout the day an entire portfolio of stocks in a single security. Although index mutual funds are similar, they are generally sold and redeemed only once per day at market close. Broad securities market index ETFs include Standard & Poor’s Depository Receipts (“SPDRs”), which are interests in a unit investment trust representing an undivided interest in a portfolio of all of the common stocks of the S&P 500 Index. The ETFs invests are subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the sale of the security at an advantageous time or price. To the extent that an ETFs in which the Fund invests hold securities of companies with smaller market capitalizations or securities with substantial market risk, they will have a greater exposure to liquidity risk.

Options, Futures and Other Strategies

General. Investments in futures contracts, put and call options, forward contracts, swaps and options on securities, futures, broadly-based stock indices and currencies (collectively, “Financial Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (the “CFTC”). In addition, the Fund’s ability to use Financial Instruments will be limited by tax considerations. In addition to the instruments, strategies and risks described below and, in the Prospectus, the Fund’s Adviser may discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as the Adviser develop new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. The Adviser may utilize these opportunities to the extent that they are consistent with the Fund’s investment objective and permitted by the Fund’s investment limitations and applicable regulatory authorities. The Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

Special Risks. The use of Financial Instruments involves special considerations and risks, certain of which are described below. Risks pertaining to particular Financial Instruments are described in the sections that follow.

(1)       Successful use of most Financial Instruments depends upon the Adviser’s or investment model’s ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of stock market trends by the Adviser may still not result in a successful transaction. The Adviser may be incorrect in their expectations as to the extent of market movements or the time span within which the movements take place, which, thus, may result in the strategy being unsuccessful.

(2)       Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts.

(3)       As described below, the Fund might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options). If the Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the Fund’s ability to sell a portfolio security or make an investment when it would otherwise be favorable to do so or require that the Fund sell a portfolio security at a disadvantageous time. The Fund’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counter-party”) to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

(4)       Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by the Fund on options transactions.

Cover. Transactions using Financial Instruments, other than purchased options, expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its Custodian, or another approved custodian, in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund’s assets to cover accounts could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Options. The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions. Options that expire unexercised have no value. Options currently are traded on the Chicago Board Options Exchange, the NYSE Amex Options exchange and other exchanges, as well as the OTC markets.

By buying a call option on a security, the Fund has the right, in return for the premium paid, to buy the security underlying the option at the exercise price. By writing (selling) a call option and receiving a premium, the Fund becomes obligated during the term of the option to deliver securities underlying the option at the exercise price if the option is exercised. By buying a put option, the Fund has the right, in return for the premium, to sell the security underlying the option at the exercise price. By writing a put option, the Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price.

Because options premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written, by purchasing an identical call or put option. This is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option. This is known as a closing sale transaction. Closing transactions permit the Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

Risks of Options on Securities. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

The Fund’s ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty or by a transaction in the secondary market if any such market exists. There can be no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options on Indices. An index fluctuates with changes in the market values of the securities included in the index. Options on indices give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. Some stock index options are based on a broad market index such as the S&P 500 Index, the NYSE Composite Index or the NYSE Arca Major Market Index or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index.

Each of the exchanges has established limitations governing the maximum number of call or put options on the same index that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by the Adviser are combined for purposes of these limits. Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions. These position limits may restrict the number of listed options that the Fund may buy or sell.

Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When the Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”), which determines the total value for each point of such difference. When the Fund buys a call on an index, it pays a premium and has the same rights to such call as are indicated above. When the Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund’s exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

Risks of Options on Indices. If the Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

Futures Contracts and Options on Futures Contracts. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified security on the expiration date of the contract. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying securities in the index is made.

When the Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If the Fund writes a call, it assumes a short futures position. If it writes a put, it assumes a long futures position. When the Fund purchases an option on a futures contract, it acquires the right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

Whether the Fund realizes a gain or loss from futures activities depends upon movements in the underlying security or index. The extent of the Fund’s loss from an unhedged short position in futures contracts or from writing unhedged call options on futures contracts is potentially unlimited. The Fund only purchases and sells futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the Fund is required to deposit “initial margin” in an amount generally equal to 10% or less of the contract value. Margin also must be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent “variation margin” payments are made to and from the futures commission merchant daily as the value of the futures position varies, a process known as “marking-to-market.” Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund’s obligations to or from a futures commission merchant. When the Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when the Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions in options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price. Once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If the Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain cash or liquid assets in an account.

Risks of Futures Contracts and Options Thereon. The ordinary spreads between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationships between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

Combined Positions. The Fund may purchase and write options in combination with each other. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Short-Term Fixed Income Securities and Cash Investments

The Fund may invest in any of the following securities and instruments:

Money Market Mutual Funds. The Fund may invest in money market mutual funds in connection with its management of daily cash positions or as a temporary defensive measure. Generally, money market mutual funds seek to earn income consistent with the preservation of capital and maintenance of liquidity. They primarily invest in high quality money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, bank obligations and high-grade corporate instruments. These investments generally mature within 397 days from the date of purchase. An investment in a money market mutual fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund’s investments in money market mutual funds may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses.

Your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying money market mutual fund shares. You will indirectly bear fees and expenses charged by the underlying money market mutual funds in addition to the Fund’s direct fees and expenses. Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits. The Fund may acquire certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against monies deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by the Fund will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans that may be made and interest rates that may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that the Fund may acquire.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under the investment objective and policies stated above and, in the Prospectus, the Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations. The Fund may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

Commercial Paper, Short-Term Notes and Other Corporate Obligations. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by S&P, “Prime-1” or “Prime-2” by Moody’s, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser to be of comparable quality.

Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper. While such obligations generally have maturities of ten years or more, the Fund may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated “A” or higher by S&P or “A” or higher by Moody’s.

U.S. Government Obligations

The Fund may invest in various types of U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. U.S. Government obligations may include securities such as Treasury Inflation Protected Securities, or “TIPS.” Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. See also “Mortgage-Backed Securities,” below.

When-Issued Securities

The Fund may from time to time purchase securities on a “when-issued” basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase. During the period between purchase and settlement, the Fund makes no payment to the issuer and no interest accrues to the Fund. To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income. While when-issued securities may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. The Fund does not believe that its net asset value or income will be adversely affected by the purchase of securities on a when-issued basis. The Fund will segregate liquid assets equal in value to commitments for when-issued securities, which may reduce but does not eliminate leverage.

Additional Risks

Regulatory Risks of Derivative Use.

Rule 18f-4 under the 1940 Act permits the Fund to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, prohibits open-end funds, including the Funds, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”).

Under Rule 18f-4, “Derivatives Transactions” include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, and borrowed bonds), if the Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (4) when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced commitments, and dollar rolls) and non-standard settlement cycle securities, unless the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”).

Unless the Fund is relying on the Limited Derivatives User Exception (as defined below), the Fund must comply with Rule 18f-4 with respect to its Derivatives Transactions. Rule

18f-4, among other things, requires the Fund to adopt and implement a comprehensive written derivatives risk management program (“DRMP”) and comply with a relative or absolute limit on Fund leverage risk calculated based on value-at-risk (“VaR”). The DRMP is administered by a “derivatives risk manager,” who is appointed by the Board, including a majority of Independent Directors/Trustees, and periodically reviews the DRMP and reports to the Board.

Rule 18f-4 provides an exception from the DRMP, VaR limit and certain other requirements if the Fund’s “derivatives exposure” (as defined in Rule 18f-4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”).

The European Union (and some other countries) are implementing similar requirements, which will affect the Fund when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these regulations are new and evolving (and some of the rules are not yet final), their impact remains unclear.

These regulations could limit or impact the Fund’s ability to invest in derivatives and other instruments, limit the Fund’s ability to employ certain strategies that use derivatives and adversely affect the Fund’s performance, efficiency in implementing its strategy, liquidity and ability to pursue its investment objectives.

Effective in 2013, the Commodities Futures Trading Commission (“CFTC”) rules require advisers to certain registered investment companies to register with the CFTC as commodity pool operators (“CPO”) if their investment companies are unable to meet certain trading and marketing limitations. The Funds’ Adviser has claimed relief from registration as a CPO. However, it is possible that the Adviser may be required to register as a CPO in the future and comply with any applicable reporting, disclosure or other regulatory requirements.

Market Risk

The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries or issuers represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously even if the performance of those asset classes is not otherwise historically correlated. Investments may also be negatively impacted by market disruptions and by attempts by other market participants to manipulate the prices of particular investments. Equity securities generally have greater price volatility than fixed income securities. Credit ratings downgrades may also negatively affect securities held by the Fund. Even when markets perform well, there is no assurance that the investments held by the Fund will increase in value along with the broader market.

In addition, market risk includes the risk that geopolitical and other events will disrupt the economy on a national or global level. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, tariffs, trade wars, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments or the imposition of sanctions and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value. These events could reduce consumer demand or economic output, result in market closures, changes in interest rates, inflation/deflation, travel restrictions or quarantines, and significantly adversely impact the economy. The current contentious domestic political environment, as well as political and diplomatic events within the United States and abroad, such as presidential elections in the U.S. or abroad or the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, has in the past resulted, and may in the future result, in a government shutdown, or otherwise adversely affect the U.S. regulatory landscape, the general market environment and/or investor sentiment, which could have an adverse impact on the Fund’s investments and operations. Additional and/or prolonged U.S. federal government shutdowns may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. Governmental and quasi-governmental authorities and regulators throughout the world have previously responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. An unexpected or sudden reversal of these policies, or the ineffectiveness of these policies, could increase volatility in securities markets, which could adversely affect the Fund’s investments. Any market disruptions could also prevent the Fund from executing advantageous investment decisions in a timely manner. Additionally, the increasing interconnectivity between global economies and financial markets can lead to events or conditions in one country, region or financial market adversely impacting a different country, region or financial market. Thus, investors should closely monitor current market conditions to determine whether the Funds meet their individual financial needs and tolerance for risk.

Government Intervention in Financial Markets Risk. Instability in the financial markets may lead the U.S. government and foreign governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that may experience extreme volatility, and in some cases a lack of liquidity. U.S. federal and state governments and foreign governments, their regulatory agencies or self-regulatory organizations may take additional actions that affect the regulation of the securities in which the Fund invests, or the issuers of such securities, in ways that are unforeseeable. Issuers of corporate securities might seek protection under the bankruptcy laws. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Fundamental Investment Limitations

The Trust (on behalf of the Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a “majority of the outstanding voting securities of the Fund,” as defined in the 1940 Act. Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.

The Fund may not:

1.	Issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the 1940 Act, as amended, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff;

2.	Borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions;

3.	Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities, and except to the extent that the Fund may be deemed an underwriter under the Securities Act of 1933, by virtue of disposing of portfolio securities);

4.	Purchase or sell real estate or interests in real estate. This limitation does not preclude the Fund from investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate;

5.	Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry. (Does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.);

6.	Purchase or sell commodities (unless acquired as a result of ownership of securities or other investments) or commodity futures contracts, except that the Fund may purchase and sell futures contracts and options to the full extent permitted under the 1940 Act, sell foreign currency contracts in accordance with any rules of the Commodity Futures Trading Commission, invest in securities or other instruments backed by commodities, and invest in companies that are engaged in a commodities business or have a significant portion of their assets in commodities;

7.	Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) to the extent the entry into a repurchase agreement is deemed to be a loan, and (c) by loaning portfolio securities; or

8.	With respect to 75% of its total assets, invest 5% or more of its total assets in securities of a single issuer or hold more than 10% of the voting securities of such issuer (does not apply to investment in the securities of the U.S. government, its agencies or instrumentalities, or other investment companies). As a matter of operating policy, the Fund will not consider repurchase agreements to be subject to the above-stated 5% limitation if all of the collateral underlying the repurchase agreements are U.S. government securities and such repurchase agreements are fully collateralized.

The following lists the non-fundamental investment restrictions applicable to the Fund. These restrictions can be changed by the Board of Trustees, but the change will only be effective after notice is given to shareholders of the Fund.

The Fund may:

1.	Invest in other investment companies to the extent permitted by the Investment Company Act of 1940 (“1940 Act”) or the rules thereunder or pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”).

The Fund may not:

1.	Invest 15% or more of the value of its net assets, computed at the time of investment, in illiquid securities. Illiquid securities are those securities without readily available market quotations, including repurchase agreements having a maturity of more than seven days. Illiquid securities may include restricted securities not determined by the Board of Trustees to be liquid, non-negotiable time deposits, over-the-counter options and repurchase agreements providing for settlement in more than seven days after notice.

2.	Invest in other investment companies advised by the same investment adviser as the Fund or in investment companies advised by affiliates of such adviser.

Except with respect to borrowing and illiquid securities, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation.

Management of the Fund

Board of Trustees

The management and affairs of the Fund are supervised by the Board of Trustees. The Board of Trustees consists of five individuals, all of whom are not “interested persons” (as defined under the 1940 Act) of the Trust and the Adviser (“Independent Trustees”). The Trustees are fiduciaries for the Fund’s shareholders and are governed by the laws of the State of Delaware in this regard. The Board of Trustees establishes policies for the operation of the Fund and appoints the officers who conduct the daily business of the Fund.

Board Leadership Structure

The Trust is led by Mr. Brian Nielsen, who has served as the Chairman of the Board since 2011.   The Board of Trustees is comprised of Mr. Nielsen and four (4) other Independent Trustees. Under certain 1940 Act governance guidelines that apply to the Trust, the Independent Trustees will meet in executive session, at least quarterly. Under the Trust’s Agreement and Declaration of Trust and By-Laws, the Chairman of the Board is responsible for (a) presiding at board meetings, (b) calling special meetings on an as-needed basis, (c) setting the agendas for board meetings and (d) ensuring board members are provided necessary materials in advance of each board meeting.  The Trust believes that (i) its Chairman, (ii) Keith Rhoades, the independent chair of the Audit Committee, and, (iii) as an entity, the full Board of Trustees, provide effective leadership that is in the best interests of the Trust, each of its Funds and each shareholder.

In accordance with the fund governance standards prescribed by the SEC under the 1940 Act, the Independent Trustees on the Nominating Committee select and nominate all candidates for Independent Trustee positions. Each Trustee was appointed to serve on the Board of Trustees because of his experience, qualifications, attributes and/or skills. The Board of Trustees reviews its leadership structure regularly on at least an annual basis. The Board of Trustees believes that the structure described above facilitates the orderly and efficient flow of information to the Trustees from the officers of the Trust, the advisers of the Fund that comprise the Trust and other service providers, and facilitates the effective evaluation of the risks and other issues, including conflicts of interest, that may impact the Trust as a whole as well as the Fund individually. The Board of Trustees believes that the orderly and efficient flow of information and the ability of the Board of Trustees to bring each Trustee’s experience and skills to bear in overseeing the Trust’s operations is important given the characteristics and circumstances of the Trust, including: the unaffiliated nature of each investment adviser and the fund(s) managed by such adviser; the number of funds that comprise the Trust; the variety of asset classes that those funds reflect; the net assets of the Trust; the committee structure of the Trust; and the independent arrangements of each of the Trust’s series. For these reasons, the Board of Trustees believes that its leadership structure is appropriate.

Board Responsibilities

The Board of Trustees’ role is one of oversight rather than day-to-day management of any of the Trust’s series. The Trust’s Audit Committee assists with this oversight function. The Board of Trustees’ oversight extends to the Trust’s risk management processes. Those processes are overseen by Trust officers, including the President, the Treasurer, the Secretary and Chief Compliance Officer (“CCO”), who regularly report to the Board of Trustees on a variety of matters at Board meetings.

Board Risk Oversight

The Board of Trustees is comprised of Mr. Nielsen and four (4) other Independent Trustees with a standing independent Audit Committee with a separate chair. The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its CCO at quarterly meetings and on an ad hoc basis, when and if necessary.  The Audit Committee considers financial and reporting risk within its area of responsibilities.  Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the CCO is the primary recipient and communicator of such risk-related information and oversees the Trust’s service providers’ adherence to the Trust’s policies and procedures.

Investment advisers managing the Trust’s series report to the Trust’s CCO and the Board of Trustees, on a regular and as-needed basis, on actual and possible risks affecting the Trust’s series. These investment advisers report to the CCO and the Board of Trustees on various elements of risk, including investment, credit, liquidity, valuation, operational and compliance risks, as well as any overall business risks that could impact the Trust’s series.

The Board of Trustees has appointed the CCO, who reports directly to the Board of Trustees and who participates in its regular meetings. In addition, the CCO conducts on-going and continuous compliance testing and presents an annual report to the Board of Trustees in accordance with the Trust’s compliance policies and procedures. The CCO, together with the Trust’s President, Treasurer and Secretary, regularly discusses risk issues affecting the Trust and its series during Board of Trustee meetings. The CCO also provides updates to the Board of Trustees on the operation of the Trust’s compliance policies and procedures and on how these procedures are designed to mitigate risk. Finally, the CCO and/or other officers of the Trust report to the Board of Trustees in the event that any material risk issues arise in between Board meetings.

Trustee Qualifications

Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills. Mr. Nielsen has over twenty-three years of experience in the investment management and brokerage business including a focus in compliance, legal and regulatory oversight and possesses a strong understanding of the regulatory framework under which investment companies must operate.  Since 2010, Thomas Sarkany has been the President of TTS Consultants, LLC, and since December 2022 has been the President of TTS Associates, Inc., each a financial services firm and from 1994 through 2010, held various roles at Value Line, Inc. (a publicly held company providing financial research, publications and money management services to retail and institutional investors), including Director of Marketing and Asset Management, Director of Index Licensing, and member of the Board of Directors. Anthony Lewis has been Chairman and CEO of The Lewis Group USA, an executive consulting firm, for the past ten years, and also serves as a Director, the Chairman of the Compensation Committee, and a Member of the Audit Committee of Torotel Inc., and also serves as a Trustee, the Chairman of the Valuation Committee, and a Member of the Audit Committee of the Wildermuth Endowment Fund, a registered closed-end fund operating as an interval fund. Keith Rhoades held various accounting roles at Union Pacific Railroad, including Senior Director of General Ledger/Financial Research. Randy Skalla has more than 20 years of investment management experience including serving as President of L5 Enterprises, Inc. since 2001 and from 2001 through 2017, Mr. Skalla was a member of the Orizon Investment Counsel Board. From 1990 to 2001 Mr. Skalla was the Chief Investment Officer and Portfolio Manager at CLS Investment Firm overseeing over $1 billion in assets under management. The Trust does not believe any one factor is determinative in assessing a Trustee’s qualifications, but that the collective experience of each Trustee makes them each highly qualified.

The Board of Trustees has established three standing board committees – the Audit Committee, the Compensation Committee and the Nominating Committee. All Independent Trustees are members of the Audit Committee, Compensation Committee and the Nominating Committee (“Standing Board Committees”). Inclusion of all Independent Trustees as members of all three of the Standing Board Committees allows all such Trustees to participate in the full range of the Board of Trustees’ oversight duties, including oversight of risk management processes.

Trustees and Officers

The Trustees and the officers of the Trust are listed below with their addresses, present positions with the Trust and principal occupations over at least the last five years. The business address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Ultimus Fund Solutions, LLC, PO Box 46707, Cincinnati, OH 45246.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships held by Trustee During the Past Five Years
Brian Nielsen 1972	Trustee Since May 2011	Trustee of Northern Lights Fund Trust II (since 2011); Special Projects Counsel of NorthStar Financial Services Group, LLC (from 2018 to 2019).	1	None
Thomas T. Sarkany 1946	Trustee since October 2011	President, TTS Consultants, LLC (since 2010) (financial services firm); President of TTS Associates, Inc. (since December 2022) (financial services firm).	1	Trustee, Arrow ETF Trust; Trustee, Arrow Investments Trust; Trustee, Northern Lights Fund Trust IV
Anthony H. Lewis 1946	Trustee since May 2011	Chairman and CEO of The Lewis Group USA (since 2007) (executive consulting firm).	1	Director, Member of the Compensation Committee and Member of the Risk Committee of Torotel Inc. (Magnetics, Aerospace and Defense), Trustee, Chairman of the Fair Valuation Committee and Member of the Audit Committee of the Wildermuth Endowment Strategy Fund
Keith Rhoades 1948	Trustee since May 2011	Retired since 2008.	1	None
Randy Skalla 1962	Trustee since May 2011	President, L5 Enterprises, Inc. (since 2001) (financial services company).	1	None

Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships held by Trustee During the Past Five Years
Kevin Wolf 1969	President since January 2013	Executive Vice President, Head of Client Strategies Ultimus Fund Solutions, LLC (since 2025); Executive Vice President, Head of Fund Administration, and Product; Ultimus Fund Solutions, LLC (2020-April 2025); Vice President of The Ultimus Group, LLC (since 2019); Executive Vice President, Gemini Fund Services, LLC (2019-2020); President, Gemini Fund Services, LLC (2012-2019).	N/A	N/A
Erik Naviloff 1968	Treasurer since January 2013	Vice President of Ultimus Fund Solutions LLC (formerly Gemini Fund Services, LLC) (since 2012).	N/A	N/A
Kent Barnes 1968	Secretary since April 2024	Vice President and Senior Management Counsel, Ultimus Fund Solutions, LLC (since November 2023); Vice President, U.S. Bancorp Fund Services, LLC (November 2018 to November 2023).	N/A	N/A
Emile Molineaux 1962	Chief Compliance Officer since May 2011; Anti-Money Laundering Officer from May 2011 to January 2022	Senior Compliance Officer and CCO of various clients of Northern Lights Compliance Services, LLC (since 2011).	N/A	N/A
Jared Lahman 1986	Anti-Money Laundering Officer since January 2022	Compliance Analyst, Northern Lights Compliance Services, LLC (since January 2019).	N/A	N/A

*	The term of office for each Trustee and Officer listed above will continue indefinitely.

**	As of August, 31, 2026 the Trust was comprised of 32 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series not included in the Fund Complex.

Board Committees

Audit Committee. The Board has an Audit Committee, which is comprised of the Independent Trustees. The Audit Committee reviews financial statements and other audit-related matters for the Fund. The Audit Committee also holds discussions with management and with the Fund’s independent auditor concerning the scope of the audit and the auditor’s independence and will meet at least four times annually.

Nominating Committee. The Board has a Nominating Committee, which is comprised of the Independent Trustees. The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for the position of trustee and meets only as necessary. The Nominating Committee generally will not consider shareholder nominees.

Compensation Committee. The Board has a Compensation Committee, which is comprised of the Independent Trustees. The role of the Compensation Committee is to oversee the evaluation of, and review and approve compensation for, the Independent Trustees. The Compensation Committee will generally meet annually.

Trustee Compensation

Each Trustee receives a quarterly fee of $22,500 (the “Trustee Fee”) to be paid at the beginning of each calendar quarter, allocated among each of the various portfolios comprising the Trust. Each Trustee is also reimbursed for any reasonable expenses incurred attending the regular quarterly meetings of the Trust. In addition to the Trustee Fee, the Audit Committee Chairman receives an additional quarterly fee of $4,250 and the Chairman of the Trust receives an additional quarterly fee of $5,600. For special in-person meetings, each Trustee receives a $2,500 special in-person meeting fee, as well as reimbursement for any reasonable expenses incurred attending the special in-person meeting, which, in those cases where the special in-person meeting is requested by a Fund adviser, the fee is generally paid by the requesting adviser. None of the executive officers will receive compensation from the Trust.

The table below details the estimated amount of compensation the Trustees received from the Fund and Fund Complex during the fiscal year ending May 31, 2026. Each Independent Trustee is expected to attend all quarterly meetings during the period. The Trust does not have a bonus, profit sharing, pension or retirement plan.

Name	The Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund Complex Paid to Trustees***
Thomas T. Sarkany	$3,719	None	None	$3,719
Anthony Lewis	$3,719	None	None	$3,719
Keith Rhoades*	$4,421	None	None	$4,421
Randy Skalla	$3,719	None	None	$3,719
Brian Nielsen**	$4,644	None	None	$4,644

*	Mr. Rhoades also serves as chairman of the Audit Committee.

**	Mr. Nielsen serves as Chairman of the Board of Trustees.

***	There are currently multiple series comprising the Trust. The term “Fund Complex” refers only to the Fund, and not to any other series of the Trust. For the fiscal year ended May 31, 2026, aggregate Independent Trustees’ fees were $489,400.

Management and Trustee Ownership

The following table indicates the dollar range of equity securities that each Trustee beneficially owned in the Fund and other series of the Trust as of December 31, 2025.

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Thomas Sarkany	None	None
Anthony Lewis	None	None
Keith Rhoades	None	None
Randal Skalla	None	None
Brian Nielsen	None	None

As of September 3, 2026, the Trustees and officers, as a group, owned less than 1.00% of the Fund’s outstanding shares and the Fund Complex’s outstanding shares.

Control Persons and Principal Shareholders

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control. A controlling person possesses the ability to control the outcome of matters submitted for shareholder vote by the Fund.

The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares and is recognized as the owner of all shares for all purposes. Investors owning shares are beneficial owners as shown on the records of DTC or its participants.

As of September 3, 2026, the following persons owned, beneficially or of record, 5% or more of the shares of the Fund:

Shareholder Name	Percent of Ownership

Charles Schwab 2423 E. Lincoln Drive Phoenix, AZ 85016-1215	41.00%
NFS LLC 499 Washington Blvd. Jersey City, NJ 07310	10.33%

Pershing One Pershing Plaza Jersey City, NJ 07399	16.73%

Raymond James & Associates, Inc. 880 Carillon Parkway St. Petersburg, FL 33716	10.65%

UBS Financial 1000 Harbor Blvd Weehawken, NJ 07086-6761	6.66%

Investment Adviser

As stated in the Prospectus, investment advisory services are provided to the Fund by KKM Financial LLC, located at 141 W. Jackson Blvd., Suite 1711 Chicago, IL 60604, pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). The Adviser is 99.5% owned by Killir Kapital Management, LLC along with a 0.5% ownership by Matt Franz. Subject to such policies as the Board of Trustees may determine, the Adviser is ultimately responsible for investment decisions for the Fund. Pursuant to the terms of the Advisory Agreement, the Adviser provides the Fund with such investment advice and supervision as it deems necessary for the proper supervision of the Fund’s investments.

After an initial period of two years, the Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund’s outstanding voting securities and by a majority of the trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Advisory Agreement. The Advisory Agreement is terminable without penalty by the Trust on behalf of the Fund upon 60 days’ prior written notice when authorized either by a majority vote of the Fund’s shareholders or by a vote of a majority of the Board of Trustees, or by the Adviser upon 60 days’ prior written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Advisory Agreement provides that the Adviser, under such agreement, shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

Under the Advisory Agreement, the Adviser, under the supervision of the Board, agrees to invest the assets of the Fund in accordance with applicable law and the investment objectives, policies and restrictions set forth in the Fund’s current Prospectus and Statement of Additional Information, and subject to such further limitations as the Trust may from time to time impose by written notice to the Adviser.  The Adviser shall act as the investment advisor to the Fund and, as such shall (i) obtain and evaluate such information relating to the economy, industries, business, securities markets and securities as it may deem necessary or useful in discharging its responsibilities here under, (ii) formulate a continuing program for the investment of the assets of the Fund in a manner consistent with its investment objective, policies and restrictions, and (iii) determine from time to time securities to be purchased, sold or retained  by the Fund, and implement those decisions, including the selection of entities with or through which such purchases or sales are to be effected; provided, that the Adviser will place orders pursuant to its investment determinations either directly with the  issuer or with a broker or dealer, and if with a broker or dealer, (a) will attempt to obtain the best price and execution of its orders, and (b) may nevertheless in its discretion purchase and sell portfolio securities from and  to brokers who provide the Adviser with research, analysis, advice and similar services and pay such brokers in return a higher commission or spread than may be charged by other brokers.  The Adviser also provides the Fund with all necessary office facilities and personnel for servicing the Fund’s investments, compensates all officers, Trustees and employees of the Trust who are officers, directors or employees of the Adviser, and all personnel of the Fund or the Adviser performing services relating to research, statistical and investment activities.  The Advisory Agreement was approved by the Board of the Trust, including by a majority of the Independent Trustees, at a meeting held on April 21, 2026.

In addition, the Adviser, directly subject to the supervision of the Board of Trustees, provides the management services necessary for the operation of the Fund and such additional administrative services as reasonably requested by the Board of Trustees, including a majority of the Independent Trustees. These services include providing such office space, office equipment and office facilities as are adequate to fulfill the Adviser’s obligations under the Advisory Agreement; assisting the Trust in supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the Fund; assisting in preparing all general shareholder communications and conducting shareholder relations; maintaining the Fund’s records and the registration of the Fund’s shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for the Fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a management fee at the annual rate of 0.50% of the Fund’s average daily net assets. The fee is computed daily and payable monthly. The Adviser has agreed contractually to waive its management fee and to reimburse operating expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation at least until September 30, 2027, such that net annual fund operating expenses of the Fund do not exceed the percentages in the table below.

The Adviser is permitted to receive reimbursement from the Fund for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.

Essential 40 Stock ETF	Expense Limitation
0.70%

This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to receive reimbursement from the Fund for fees it waived and Fund expenses it paid, subject to the limitation that:

(1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded. Fee waiver and reimbursement arrangements can decrease the Funds’ expenses and increase its performance.

Expenses not expressly assumed by the Adviser under the Advisory Agreement are paid by the Fund. Under the terms of the Advisory Agreement, the Fund is responsible for the payment of the following expenses among others: (a) the fees payable to the Adviser, (b) the fees and expenses of Trustees who are not affiliated persons of the Adviser or Distributor (as defined under the section entitled (“The Distributor”) (c) the fees and certain expenses of the Custodian (as defined under the section entitled “Custodian”) and Transfer and Dividend Disbursing Agent (as defined under the section entitled “Transfer Agent”), including the cost of maintaining certain required records of the Fund and of pricing the Fund’s shares, (d) the charges and expenses of legal counsel and independent accountants for the Fund, (e) brokerage commissions and any issue or transfer taxes chargeable to the Fund in connection with its securities transactions, (f) all taxes and corporate fees payable by the Fund to governmental agencies, (g) the fees of any trade association of which the Fund may be a member, (h) the cost of share certificates representing shares of the Fund, (i) the cost of fidelity and liability insurance, (j) the fees and expenses involved in registering and maintaining registration of the Fund and of their shares with the SEC, qualifying its shares under state securities laws, including the preparation and printing of the Fund’s registration statements and prospectuses for such purposes, (k) all expenses of shareholders and Trustees’ meetings (including travel expenses of trustees and officers of the Trust who are directors, officers or employees of the Adviser) and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to the shareholders, and (l) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust’s business.

For the fiscal years ended May 31*, the Fund paid the following advisory fees to the Adviser pursuant to the Advisory Agreement, of which the Adviser waived or recouped the amount set forth in the following table.

Fiscal Year Ended	Advisory Fee	Recoupment (Waiver)	Expense Reimbursement	Advisory Fee after Waiver
May 31, 2024	$291,167	($205,172)	$0	$85,995
May 31, 2025	$389,068	$(196,406)	$0	$192,662
May 31, 2026	$915,605	$(13,910)	$0	$901,695

*	Periods prior to October 18, 2024, include fees paid by the Predecessor Fund.

Portfolio Managers

The following section provides information regarding the Portfolio Managers, other accounts managed by the Portfolio Managers, compensation, material conflicts of interests, and any ownership of securities in the Fund.

Jeff Kilburg. Mr. Kilburg is the CEO & Founder of KKM Financial, LLC (“KKM”) a boutique registered investment adviser based in Chicago, IL. Mr. Kilburg started his career at the Chicago Board Options Exchange (“CBOE”) in Chicago. After learning equity options from Mercury Founders Jon and Pete Najarian at the CBOE, Mr. Kilburg was offered an opportunity in the Chicago Board of Trade (“CBOT”) bond option pit. Subsequently, he joined a specialist group in the 30-year pit, JLS Group. In 2012, he transitioned his floor operations into a SEC registered investment advisory firm. Mr. Kilburg is a graduate of the Mendoza College of Business at The University of Notre Dame as he was a recipient of a four-year football scholarship under Lou Holtz.

Dan Deming. Mr. Deming serves as Managing Director at KKM Financial, LLC (“KKM”). Mr. Deming’s responsibilities include managing the day-to-day operations of the firm which include; developing and executing the firm’s business plan, strategic initiatives, advisory group oversight, technology, and compliance. Mr. Deming has over 30 years of market experience. Prior to KKM, Mr. Deming served as investment advisor representative for Equity Armor Investments, LLC. His responsibilities included overseeing client accounts, portfolio construction, and supporting the sub-advising team. Mr. Deming started his career at the CBOE (Chicago Board Options Exchange) as a trader in the S&P 100 Index (OEX) pit in April of 1988. In 2008, Mr. Deming transitioned into the CBOE’s VIX Index option pit. During his time at the CBOE, Mr. Deming also served on the Arbitration Committee. Over the past 10 years, Mr. Deming has become one of the options industry’s more recognized faces in the media, making regular appearances on Bloomberg TV, TD Ameritrade Network, CNN, BNN Bloomberg, Sky News Business, Fox Business News, Business First AM, and CBOE TV. Several news outlets such as; CNBC, Reuters, Wall Street Journal, Bloomberg News, the AP and Dow Jones press, contact Mr. Deming on a regular basis to provide written and quoted market commentary. Working as a liaison with the CBOE, representing both the exchange and his firm, Mr. Deming has served as a guest panelist for several volatility based derivatives symposiums and international trading conferences. Mr. Deming is a graduate of Michigan State University and holds a Series 65 license.

Other Accounts Managed by the Portfolio Managers

The table below identifies, for the Portfolio Managers of the Fund, the number of accounts managed (excluding the Fund) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. To the extent that the advisory fees for any of these accounts are based on account performance, this information is reflected in separate tables below. Asset amounts are approximate as of the date of this SAI, and have been rounded. The following table lists the number and types of accounts managed by the portfolio managers and assets under management in those accounts as of May 31, 2026.

Portfolio Manager	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Jeff Kilburg	1	$287.5 million	0	$0	41	$140.5 million
Dan Deming	1	$287.5 million	0	$0	162	$128.1 million

Material Conflicts of Interest

Actual or apparent material conflicts of interest may arise when a Portfolio Manager has day-to-day management responsibilities with respect to more than one investment account or in other circumstances. Portfolio Managers who manage other investment accounts in addition to the Fund may be presented with the potential conflicts described below.

The Adviser is registered with the U.S. Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940. The Adviser does not currently offer separately managed accounts or other investment fund products in addition to the Fund that would present material conflicts of interest, however, the Adviser may offer separately managed accounts in addition to the Fund in the future.

Portfolio Manager’s Compensation

The Portfolio Managers’ compensation is a fixed salary that is set by reference to industry standards. Bonuses paid to the Portfolio Managers are based on the profitability of the Adviser.

Portfolio Managers’ Ownership of the Fund

The following table shows the dollar range of equity securities beneficially owned by the portfolio manager of the Fund as of May 31, 2026:

Name of Portfolio Manager	Dollar Range of Equity Securities in Managed Fund
Jeff Kilburg	over $1 million
Dan Deming	$10,001 to $50,000

Other Service Providers

Administrator

Pursuant to the Fund Services Agreement (the “Administration Service Agreement”), Ultimus Fund Solutions, LLC (“UFS”), 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022 (the “Administrator”), acts as administrator for the Fund, subject to the supervision of the Board. UFS is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds. UFS may provide persons to serve as officers of the Fund. Such officers may be directors, officers or employees of UFS or its affiliates.

The Administration Service Agreement is terminable by the Board or UFS on 60 days’ prior written notice and may be assigned provided the non-assigning party provides prior written consent. This Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of UFS or reckless disregard of its obligations thereunder, UFS shall not be liable for any action or failure to act in accordance with its duties thereunder.

Under the Administration Service Agreement, UFS provides facilitating administrative services, including:  (i) providing services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Fund; (ii) facilitating the performance of administrative and professional services to the Fund by others, including the Fund’s Custodian; (iii) preparing, but not paying for, the periodic updating of the Fund’s Registration Statement, Prospectuses and Statement of Additional Information in conjunction with Fund counsel, including the printing of such documents for the purpose of filings with the SEC and state securities administrators, and preparing reports to the Fund’s shareholders and the SEC; (iv) preparing in conjunction with Fund counsel, but not paying for, all filings under the securities or “Blue Sky” laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Fund and/or its shares under such laws; (v) preparing notices and agendas for meetings of the Board and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board; and (vi) monitoring daily and periodic compliance with respect to all requirements and restrictions of the 1940 Act, the Internal Revenue Code and the Prospectus.

For the services rendered to the Fund by the Administrator, the Fund pays the Administrator the greater of an annual minimum fee or an asset-based fee, which scales downward based upon net assets for fund administration, fund accounting and transfer agency services.

The following table shows the administrative service fees incurred by the Fund to the Administrator.

Period*	Fees incurred to the Administrator
Fiscal year ended May 31, 2026	$169,334
Fiscal year ended May 31, 2025	$90,419
Fiscal year ended May 31, 2024	$76,012

*	Periods prior to October 18, 2024, include fees paid by the Predecessor Fund.

Fund Accounting

UFS, pursuant to the Administration Service Agreement, provides the Fund with accounting services, including:  (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of the Fund’s listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for the Fund; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Fund’s custodian or Adviser; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Fund. The Fund also pays the Administrator for any out-of-pocket expenses.

The following table shows the fund accounting fees incurred by the Predecessor Fund to the Administrator.

Period*	Fees incurred to the Administrator
Fiscal year ended May 31, 2026	$46,654
Fiscal year ended May 31, 2025	$41,886
Fiscal year ended May 31, 2024	$31,567

*	Periods prior to October 18, 2024, include fees paid by the Predecessor Fund.

Transfer Agent

Brown Brothers Harriman & Co., located at 50 Post Office Square, Boston, Massachusetts, 02110-1548 acts as transfer, dividend disbursing, and shareholder servicing agent for the Fund pursuant to written agreement with Fund (the “Transfer Agent”). Under the agreement, the Transfer Agent is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

The following table shows the fees incurred by the Fund for transfer agent services.

Period	Fees incurred to Brown Brothers Harriman & Co
Fiscal year ended May 31, 2026	$10,454
Fiscal year ended May 31, 2025	$10,896

Fees incurred to the Administrator*
Fiscal year ended May 31, 2025	$13,149*
Fiscal year ended May 31, 2024	$33,115

*	Fees paid by the Predecessor Fund prior to the reorganization on October 18, 2024.

Custodian

Brown Brothers Harriman & Co., located at 50 Post Office Square, Boston, Massachusetts, 02110-1548 (the “Custodian”), serves as the custodian of the Fund’s assets pursuant to a Custodian and Transfer Agent Agreement by and between the Custodian and the Trust on behalf of the Fund. The Custodian’s responsibilities include safeguarding and controlling the Fund’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund’s investments. Pursuant to the Custodian and Transfer Agent Agreement, the Custodian also maintains original entry documents and books of record and general ledgers; posts cash receipts and disbursements; and records purchases and sales based upon communications from the Adviser. The Fund may employ foreign sub-custodians that are approved by the Board to hold foreign assets.

Compliance Services

Northern Lights Compliance Services, LLC (“NLCS”), 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust as well as related compliance services pursuant to a consulting agreement between NLCS and the Trust. The Fund pays a compliance service fee to NLCS.

The following table shows the fees incurred by the Predecessor Fund to NLCS for compliance services.

Period*	Fees incurred to NLCS
Fiscal year ended May 31, 2026	$30,682
Fiscal year ended May 31, 2025	$26,176
Fiscal year ended May 31, 2024	$24,217

*	Periods prior to October 18, 2024, include fees paid by the Predecessor Fund.

Legal Counsel

Vedder Price, P.C., 1401 New York Avenue NW, Washington, D.C. 20005, serves as counsel to the Trust.

Blank Rome LLP, 1271 Avenue of the Americas, New York, NY 10020, serves as counsel to the Independent Trustees.

Independent Registered Public Accounting Firm

RSM US LLP, 555 17th Street, Suite 1200, Denver, CO 80202 is the Fund’s independent registered public accounting firm; therefore, its personnel have access to the Fund’s portfolio holdings in connection with auditing of the Fund’s annual financial statements and providing other audit, tax and related services for the Fund.

Distribution of Fund Shares

Northern Lights Distributors, LLC, located at 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022 (the “Distributor”), serves as the principal underwriter and national distributor for the shares of the Fund pursuant to an ETF Distribution Agreement with the Trust (the “Distribution Agreement”). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of FINRA. The offerings of the Shares of the Fund are continuous, and the Distributor acts as an agent for the Trust. The Distributor will deliver a Prospectus to persons purchasing Shares of the Fund in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor has no role in determining the investments or investment policies of the Fund.

The Distribution Agreement provides that, unless sooner terminated, it will continue in effect for two years initially and thereafter shall continue from year to year, subject to annual approval by (a) the Board or a vote of a majority of the outstanding shares, and (b) by a majority of the Trustees who are not parties to the Distribution Agreement or the Trust’s distribution plan or interested persons of the Trust or of the Distributor (“Qualified Trustees”) by vote cast in person at a meeting called for the purpose of voting on such approval.

The Distribution Agreement may at any time be terminated, without penalty by the Trust, by vote of a majority of the Qualified Trustees or by vote of a majority of the outstanding shares of the Trust on 60 days’ written notice to the other party. The Distribution Agreement will automatically terminate in the event of its assignment.

The Fund does not pay the Distributor any fees under the Distribution Agreement. However, the Advisor pays an annual fee to the Distributor plus reasonable out-of-pocket expenses incurred by Distributor in connection with activities performed for the Fund, including, without limitation, printing and distribution of prospectuses and shareholder reports, out of its own resources.

Portfolio Transactions and Brokerage Allocation

Pursuant to the Advisory Agreement, the Adviser determines which securities are to be purchased and sold by the Fund as well as which broker-dealers are eligible to execute the Fund’s portfolio transactions. Purchases and sales of securities in the OTC market will generally be executed directly with a “market-maker” unless, in the opinion of the Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Fund will be effected through broker-dealers (including banks) that specialize in the types of securities that the Fund will be holding, unless better executions are available elsewhere. Dealers usually act as principal for their own accounts. Purchases from dealers will include a spread between the bid and the asked price. If the execution and price offered by more than one dealer are comparable, the order may be allocated to a dealer that has provided research or other services as discussed below.

In placing portfolio transactions, the Adviser will use reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers that furnish or supply research and statistical information to the Adviser that they may lawfully and appropriately use in their investment advisory capacities, as well as provide other brokerage services in addition to execution services. The Adviser considers such information to be useful in varying degrees, but of indeterminable value.

While it is the Fund’s general policy to first seek to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Adviser, even if the specific services are not directly useful to the Fund and may be useful to the Adviser in advising other clients.

Investment decisions for the Fund may or may not be made independently from those of other client accounts of the Adviser. In certain instances, investment decisions will be made similar to other accounts managed. In the case where the Fund uses similar strategies, applicable procedures will be taken to ensure trading allocations will be handled fairly and abide by all appropriate rules and regulations. Nevertheless, it is possible that at times identical securities will be acceptable for the Fund and one or more of such client accounts. In such event, the position of the Fund and such client account(s) in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts seek to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund. Notwithstanding the above, the Adviser may execute buy and sell orders for accounts and take action in performance of their duties with respect to any of their accounts that may differ from actions taken with respect to another account, so long as the Adviser shall, to the extent practical, allocate investment opportunities to accounts, including the Fund, over a period of time on a fair and equitable basis and in accordance with applicable law.

The Fund is required to identify any securities of its “regular brokers or dealers” that the Fund has acquired during its most recent fiscal year. The Fund is also required to identify any brokerage transactions during its most recent fiscal year that were directed to a broker because of research services provided, along with the amount of any such transactions and any related commissions paid by the Fund.

Brokers or dealers executing a portfolio transaction on behalf of the Fund may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if the Adviser determines in good faith that such commission is reasonable in relation to the value of brokerage, research and other services provided to the Fund. In allocating portfolio brokerage, the Adviser may select brokers or dealers who also provide brokerage, research and other services to other accounts over which the Adviser exercises investment discretion. Some of the services received as the result of Fund transactions may primarily benefit accounts other than the Fund, while services received as the result of portfolio transactions effected on behalf of those other accounts may primarily benefit the Fund.

The following table shows the broker commissions paid by the Fund during the fiscal year indicated.

Brokerage Commissions
Fiscal year ended May 31, 2026	$7,324
Fiscal year ended May 31, 2025	$5,460

Portfolio Turnover

Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (i) the lesser of purchases or sales of portfolio securities for the fiscal year by (ii) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to above-average transaction costs, could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income tax rates (currently as high as 37%) and could increase brokerage commission costs. To the extent that the Fund experiences an increase in brokerage commissions due to a higher portfolio turnover rate, the performance of the Fund could be negatively impacted by the increased expenses incurred by the Fund and may result in a greater number of taxable transactions.

The table below shows the portfolio turnover rate for the Fund during the fiscal year indicated.

Portfolio Turnover
Fiscal year ended May 31, 2026	7%
Fiscal year ended May 31, 2025	11%

Code of Ethics

The Trust, the Adviser, and the Distributor have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of the Adviser, and Distributor to invest in securities that may be purchased or held by the Fund.

Proxy Voting Procedures

The Board of Trustees has adopted proxy voting policies and procedures (“Proxy Policies”) wherein the Trust has delegated to the Adviser the responsibility for voting proxies relating to portfolio securities held by the Fund as part of its investment advisory services, subject to the supervision and oversight of the Board of Trustees. The Proxy Voting Policies of the Adviser are included as Appendix A.

More Information. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve-month period ended June 30 will be available without charge, upon request, by sending an email to  Fulfillment@ultimusfundsolutions.com, by calling toll-free, 1-800-SEC-0330 or by accessing the SEC’s website at www.sec.gov.

Anti-Money Laundering Compliance Program

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a providing a complete and thorough review of all new opening account applications.  The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, to the extent the Trust has relevant information, the Trust may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

Portfolio Holdings Information

The Trust has adopted policies and procedures that govern the disclosure of the Fund’s portfolio holdings.  These policies and procedures are designed to ensure that such disclosure is in the best interests of Fund shareholders.

The Fund’s portfolio holdings are publicly disseminated each day the Fund is open for business on the Fund’s website. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund shares, together with estimates and actual cash components, is publicly disseminated each day the New York Stock Exchange is open for trading via the National Securities Clearing Corporation (“NSCC”). Pursuant to Rule 6c-11 under the 1940 Act, information regarding the Fund’s current portfolio holdings will be available on a daily basis at www.Essential40etf.com.

Compliance With Portfolio Holdings Disclosure Procedures

The Trust’s Chief Compliance Officer will report periodically to the Board with respect to compliance with the Fund’s portfolio holdings disclosure procedures, and from time to time will provide the Board any updates to the portfolio holdings disclosure policies and procedures.

There is no assurance that the Trust’s policies on disclosure of portfolio holdings will protect the Fund from the potential misuse of holdings information by individuals or firms in possession of that information.

Purchase, Redemption and Pricing of Shares

Calculation of Share Price

As indicated in the Prospectus under the heading "How Shares are Priced," Shares of the Fund are bought and sold at a price in two different ways depending upon the type of investor.

Investors may buy and sell Shares in secondary market transactions through brokers at market prices and the Shares will trade at market prices.

Only authorized participants may buy and redeem Shares from the Fund directly and those transactions are effected at the Fund’s NAV.

The NAV of the Fund's shares is determined by dividing the total value of the Fund's portfolio investments and other assets, less any liabilities, by the total number of shares outstanding of the Fund.

As indicated in the Prospectus under the heading "Net Asset Value," the net asset value ("NAV") of the Fund’s shares is determined by dividing the total value of the Fund's portfolio investments and other assets, less any liabilities, by the total number of shares outstanding of the Fund, by class.

Generally, the Fund’s domestic securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. The Board has retained responsibility for all fair value determinations. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Fund’s Board with the assistance of a fair value team, composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) Adviser, in accordance with procedures approved by the Board and as further described below. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the- counter market.

Certain securities or investments for which daily market quotes are not readily available may be fair valued pursuant to guidelines established by the Board, with reference to other securities or indices. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Short-term investments having a maturity of 60 days or less may be generally valued at amortized cost when it approximates fair value.

Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. Futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board. Swap agreements and other derivatives are generally valued daily based upon quotations from market makers or by a pricing service in accordance with the valuation procedures approved by the Board.

Under certain circumstances, the Fund may use an independent pricing service to calculate the fair market value of foreign equity securities on a daily basis by applying valuation factors to the last sale price or the mean price as noted above. The fair market values supplied by the independent pricing service will generally reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or the value of other instruments that have a strong correlation to the fair-valued securities. The independent pricing service will also take into account the current relevant currency exchange rate. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities may trade on days when Fund shares are not priced, the value of securities held by the Fund can change on days when Fund shares cannot be redeemed or purchased. In the event that a foreign security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Fund’s calculation of NAV), the security will be valued at its fair market value as determined in good faith by the Valuation Designee in accordance with procedures approved by the Board as discussed below. Without fair valuation, it is possible that short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that it will prevent dilution of the Fund’s NAV by short-term traders. In addition, because the Fund may invest in underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of these portfolio securities may change on days when you may not be able to buy or sell Fund shares.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

Fund shares are valued at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Fund normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of the security or the NAV determined earlier that day.

When market quotations are not readily available or deemed unreliable, the Fund may value securities at fair value as determined in good faith by the Valuation Designee, pursuant to procedures approved by the Board. Fair valuation may also be used if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

Creation and Redemption of Creation Units

General

ETFs, such as the Fund, generally issue and redeem its shares in primary market transactions through a creation and redemption mechanism and do not sell or redeem individual shares. Instead, financial entities, known as “Authorized Participants,” have contractual arrangements with an ETF or one of the ETF’s service providers to purchase and redeem ETF shares directly with the ETF in large blocks of shares known as “Creation Units.” Prior to start of trading on each business day, an ETF publishes through the NSCC the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the ETF’s shares. An Authorized Participant that wishes to effectuate a creation of an ETF’s shares deposits with the ETF the “basket” of securities, cash or other assets identified by the ETF that day, and then receives the Creation Unit of the ETF’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the ETF’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of ETF shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in ETF shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of ETF shares at or close to the NAV per share of the ETF.

An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC that has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase or redemption of Creation Units (a “Participant Agreement”). Orders to purchase Creation Units must be delivered through an Authorized Participant that has executed a Participant Agreement and must comply with the applicable provisions of such Participant Agreement. Investors wishing to purchase or sell shares generally do so on an exchange. Institutional investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant.

A “Business Day” is generally any day on which the NYSE, the Exchange and the Trust are open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Juneteenth, Labor Day, Thanksgiving Day and Christmas Day. The Business Day on which an order to purchase or redeem Creation Units is received in proper form is referred to as the “Transmittal Date.”

Basket Composition and Custom Baskets.

Rule 6c-11(c)(3) under of the 1940 Act requires an ETF relying on the exemptions offered by Rule 6c-11 to adopt and implement written policies and procedures governing the construction of baskets and the process that the ETF will use for the acceptance of baskets. In general, in connection with the construction and acceptance of baskets, the Adviser may consider various factors, including, but not limited to: (1) whether the securities, assets and other positions comprising a basket are consistent with the ETF’s investment objective(s), policies and disclosure; (2) whether the securities, assets and other positions can legally and readily be acquired, transferred and held by the ETF and/or Authorized Participant(s), as applicable; (3) whether to utilize cash, either in lieu of securities or other instruments or as a cash balancing amount; and (4) in the case of an ETF that tracks an index, whether the securities, assets and other positions aid index tracking.

The Fund may utilize a pro-rata basket or a custom basket in reliance on Rule 6c-11. A “pro-rata basket” is a basket that is a pro rata representation of the ETF’s portfolio holdings, except for minor deviations when it is not operationally feasible to include a particular instrument within the basket, except to the extent that the Fund utilized different baskets in transactions on the same Business Day.

Rule 6c-11 defines “custom baskets” to include two categories of baskets. First, a basket containing a non-representative selection of the ETF’s portfolio holdings would constitute a custom basket. These types of custom baskets include, but are not limited to, baskets that do not reflect: (i) a pro rata representation of the Fund’s portfolio holdings; (ii) a representative sampling of an ETF’s portfolio holdings; or (iii) changes due to a rebalancing or reconstitution of an ETF’s securities market index, if applicable. Second, if different baskets are used in transactions on the same Business Day, each basket after the initial basket would constitute a custom basket. For example, if an ETF exchanges a basket with either the same or another Authorized Participant that reflects a representative sampling that differs from the initial basket, that basket (and any such subsequent baskets) would be a custom basket. Similarly, if an ETF substitutes cash in lieu of a portion of basket assets for a single Authorized Participant, that basket would be a custom basket. The Adviser’s Rule 6c-11 Committee defines any deviation from a pro-rata basket to be a “custom basket.”

Under a variety of circumstances, an ETF and its shareholders may benefit from the flexibility afforded by custom baskets. In general terms, the use of custom baskets may reduce costs, increase efficiency and improve trading. Because utilizing custom baskets provides a way for an ETF to add, remove and re-weight portfolio securities without transacting in the market, it may help the ETF to avoid transaction costs and adverse tax consequences. Rule 6c-11 provides an ETF with flexibility to use “custom baskets” if the ETF has adopted written policies and procedures that: (1) set forth detailed parameters for the construction and acceptance of custom baskets that are in the best interests of the ETF and its shareholders, including the process for any revisions to, or deviations from, those parameters; and (2) specify the titles or roles of employees of the ETF’s investment adviser who are required to review each custom basket for compliance with those parameters (“Basket Procedures”).

The use of baskets that do not correspond to pro rata to an ETF’s portfolio holdings has historically created concern that an Authorized Participant could take advantage of its relationship with an ETF and pressure the ETF to construct a basket that favors an Authorized Participant to the detriment of the ETF’s shareholders. For example, because ETFs rely on Authorized Participants to maintain the secondary market by promoting an effective arbitrage mechanism, an Authorized Participant holding less liquid or less desirable securities potentially could pressure an ETF into accepting those securities in its basket in exchange for liquid ETF shares (i.e., dumping). An Authorized Participant also could pressure the ETF into including in its basket certain desirable securities in exchange for ETF shares tendered for redemption (i.e., cherry-picking). In either case, the ETF’s other investors would be disadvantaged and would be left holding shares of an ETF with a less liquid or less desirable portfolio of securities. The Adviser has adopted policies and procedures designed to mitigate these concerns but there is ultimately no guarantee that such policies and procedures will be effective.

Basket Dissemination

Basket files are published for consumption through the NSCC, a subsidiary of Depository Trust & Clearing Corporation, and can be utilized for pricing, creations, redemptions, rebalancing and custom scenarios. In most instances, pro rata baskets are calculated and supplied by the ETF’s custodial bank based on ETF holdings, whereas non-pro rata, custom and forward-looking pro rata baskets are calculated by a fund’s investment adviser and disseminated by the ETF’s custodial bank through the NSCC process. Prior to the opening of business of the Exchange (currently 9:30 a.m., Eastern Time), the ETFs publishes this information for the day (subject to correction of any errors) and is made available through the NSCC to effectuate creations or redemptions of Creation Units of an ETF Fund until the next list is announced on the next Business Day.

Placement of Creation or Redemption Orders

All orders to purchase or redeem Creation Units are to be governed according to the applicable Participant Agreement that each Authorized Participant has executed. In general, all orders to purchase or redeem Creation Units must be received by the transfer agent in the proper form required by the Participant Agreement no later than the closing time of the regular trading session of the NYSE (ordinarily 4:00 p.m. Eastern Standard Time) on each day the NYSE is open for business (the “Closing Time”) in order for the purchase or redemption of Creation Units to be effected based on the NAV of shares of the Fund as next determined on such date after receipt of the order in proper form. This deadline may be extended upon agreement between the transfer agent, Authorized Participant and the applicable Fund. At its discretion, the Fund may also require an Authorized Participant to submit orders to purchase or redeem Creation Units be placed earlier in the day (such as instances where an applicable market for a security comprising a creation or redemption basket closes earlier than usual). In the case of custom orders, the order must be received by the transfer agent no later than 3:00 p.m. Eastern Time. A Fund may also accept orders to create Creation Units, whether through the Clearing Process (through a “Participating Party”, i.e., a broker-dealer or other participant in the Continuous Net Settlement system of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC) or outside the Clearing Process (through a DTC Participant, in either case, such party has signed a Participant Agreement with the Distributor), which must be submitted as a “Future Dated Traded” set for one or more Creation Units between 4:30 p.m. Eastern Time and 5:30 p.m. Eastern Time (the “Order Window”) in the manner set forth in the Participant Agreement and/or applicable order form. This deadline may be extended upon agreement between the transfer agent, Authorized Participant and the applicable Fund. In the case of custom orders, the order must be received by the transfer agent no later than 3:00 p.m. Eastern Time. A Fund may also accept orders to redeem Creation Units, which must be submitted as a “Future Dated Traded” set for one or more Creation Units between the Order Window in the manner set forth in the Participant Agreement and/or applicable order form. This deadline may be extended upon agreement between the transfer agent, Authorized Participant and the applicable Fund. Shares of the Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders from investors who are not Authorized Participants to create Creation Units shall be placed with an Authorized Participant, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Units of the Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those persons placing orders should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of either (i) Deposit Instruments (as defined below) or (ii) Deposit Cash (as defined below) and the Cash Component (as defined below). Those placing orders for Creation Units through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the end of the Order Window. Order for Creation Units that are effected outside of the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. The delivery of Creation Units created through the Clearing Process will occur no later than the second Business Day following the Transmittal Date (T+2).

A “Deposit Instrument” (an in-kind deposit of a designated portfolio of securities and other instruments) must be delivered to the Trust through DTC or NSCC, and Deposit Instruments which are non-U.S. securities, if applicable, must be delivered to an account maintained at the applicable local sub-custodian of the Trust on or before the International Contractual Settlement Date, as defined below. If a Deposit Instrument is is an ADR or similar domestic instrument, it may be delivered to the Custodian. Deposit Instruments must be delivered to the Fund through the applicable processes set forth in the Participant Agreement.

“Deposit Cash” is the cash value of the Deposit Instruments.

Beneficial Owners of the Fund’s shares may sell their shares in the secondary market, but must accumulate enough shares to constitute a Creation Unit to redeem through the Fund. The Fund will not redeem shares in amounts less than Creation Units and there can be no assurance that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur customary brokerage and other costs in connection with assembling a sufficient number of the Fund’s shares to constitute a redeemable Creation Unit. Redemption requests must be placed by or through an Authorized Participant. Creation Units will be redeemable at their NAV per Creation Unit next determined after receipt of a request for redemption by the applicable Fund.

In connection with taking delivery of shares of non-U.S. Fund Securities, if applicable, upon redemption of shares of the Fund, a redeeming Beneficial Owner, or Authorized Participant acting on behalf of such Beneficial Owner, must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account the Fund Securities will be delivered.

To the extent contemplated by an Authorized Participant’s agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit to be redeemed to the Fund’s transfer agent, the transfer agent will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash having a value (marked to market daily) at least equal to 102% (105% for international securities), which the Adviser may change from time to time, of the value of the missing shares.

Purchase and Issuance of Creation Units

The consideration for purchase of a Creation Unit of shares of the Fund generally consists of either (j) Deposit Instruments or (ii) Deposit Cash and an amount of cash computed as described below (the “Cash Component” sometimes also referred to as the “Balancing Amount”). Together, the Deposit Instruments or Deposit Cash, applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the “Deposit Amount” (an amount equal to the aggregate market value of the Deposit Instruments and/or Cash Deposit, as applicable).

A Creation Unit will generally not be issued until the transfer of good title to the applicable Fund of the Deposit Instruments or the payment of Deposit Cash, as applicable, and the payment of the Cash Component, the Creation Transaction Fee (as discussed below) and any other required cash amounts have been completed. In instances where the Fund accepts Deposit Securities for the purchase of a Creation Unit, to the extent contemplated by the applicable Participant Agreement, Creation Units of the Fund will be issued to such Authorized Participant notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Instruments as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked to market daily) at least equal to 102% (105% for international securities) which the Adviser may change from time to time of the value of the missing Deposit Instruments. Such cash collateral must be delivered no later than 2:00 p.m., Eastern Time, on the contractual settlement date. The Participant Agreement will permit the Fund to use such collateral to buy the missing Deposit Instruments at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the applicable Fund of purchasing such securities and the value of the collateral.

Delivery of Redemption Proceeds

Redemption proceeds for a Creation Unit are paid either in-kind and/or in cash, or a combination thereof, as determined by the Trust in accordance with the Basket Procedures. Deliveries of securities to Authorized Participants in connection with redemption orders are generally expected to be made within two Business Days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for the Fund may take longer than two Business Days after the day on which the redemption request is received in proper form. Section 22(e) of the 1940 Act generally prohibits a registered open-end management investment company from postponing the date of satisfaction of redemption requests for more than seven days after the tender of a security for redemption. This prohibition can cause operational difficulties for ETFs that hold foreign investments and exchange in-kind baskets for Creation Units. For example, local market delivery cycles for transferring foreign investments to redeeming investors, together with local market holiday schedules, can sometimes require a delivery process in excess of seven days. However, Rule 6c-11 grants relief from Section 22(e) to permit an ETF to delay satisfaction of a redemption request for more than seven days if a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming Authorized Participants, or the combination thereof prevents timely delivery of the foreign investment included in the ETF’s basket. Under this exemption, an ETF must deliver foreign investments as soon as practicable, but in no event later than 15 days after the tender to the ETF. The exemption therefore will permit a delay only to the extent that additional time for settlement is actually required, when a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming authorized participants prevents timely delivery of the foreign investment included in the ETF’s basket. If a foreign investment settles in less than 15 days, Rule 6c-11 requires an ETF to deliver it pursuant to the standard settlement time of the local market where the investment trades. Rule 6c-11 defines “foreign investment” as any security, asset or other position of the ETF issued by a foreign issuer (as defined by Rule 3b-4 under the 1934 Act), and that is traded on a trading market outside of the United States. This definition is not limited to “foreign securities,” but also includes other investments that may not be considered securities. Although these other investments may not be securities, they may present the same challenges for timely settlement as foreign securities if they are transferred in kind.

With respect to in-kind redemptions of the Fund, the redemption proceeds for a Creation Unit generally consist of the Deposit Instruments—as announced on the Business Day of the request for redemption received in proper form—plus or minus cash in an amount equal to the difference between the net asset value of the Fund shares (per Creation Unit) being redeemed, as next determined on the Transmittal Date after receipt of a request in proper form on the Submission Date, and the aggregate market value of the Deposit Instruments (the “Cash Redemption Amount”), less the applicable Redemption

Transaction Fee (as described below) and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. In the event that the Deposit Instruments have an aggregate market value greater than the net asset value of the Fund’s shares (per Creation Unit), a compensating cash payment equal to the difference plus the applicable Redemption Transaction Fee and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes, is required to be made by or through an Authorized Participant by the redeeming shareholder.

Full or partial cash redemptions of Creation Units will be effected in essentially the same manner as in-kind redemptions thereof. In the case of full or partial cash redemptions, the Authorized Participant receives the cash equivalent of the Fund Instruments it would otherwise receive through an in-kind redemption, plus the same Cash Redemption Amount to be paid to an in-kind redeemer.

Creation and Redemption Orders Outside the Clearing Process

As described above, the Clearing Process is the process of creating or redeeming Creation Units through the Continuous Net Settlement System of the NSCC. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement with the Trust, the Distributor and the Administrator. A DTC Participant who wishes to place an order creating Creation Units to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Submission Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Instruments through DTC to the account of the Trust by no later than 11:00 a.m., Eastern Time, of the next Business Day immediately following the Transmittal Date. All questions as to the number of Deposit Instruments to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, or the amount of Deposit Cash will be determined by the Trust, whose determination shall be final and binding. The Deposit Cash or cash equal to the Cash Component must be transferred directly to the Administrator through the Federal Reserve wire system in a timely manner so as to be received by the Administrator no later than 2:00 p.m., Eastern Time, on the next Business Day immediately following the Transmittal Date. An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor during the Order Window on the Submission Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Administrator does not receive both the requisite Deposit Instruments and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively, on the next Business Day immediately following the Transmittal Date, such order will be cancelled. Upon written notice to the Distributor, such cancelled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Units so created will occur no later than the second Business Day following the Transmittal Date (T+2).

Creation Units may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Instruments as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Shares on the Transmittal Date in proper form since in addition to available Deposit Instruments, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 102% (105% for international securities) of the market value of the undelivered Deposit Instruments (the “Additional Cash Deposit”). The order shall be deemed to be received on the Submission Date provided that the order is placed in proper form during the Order Window on such date and federal funds in the appropriate amount are deposited with the Administrator by 11:00 a.m., Eastern Time, on the Business Day following the Transmittal Date. If the order is not placed in proper form during the Order Window on the Submission Date or federal funds in the appropriate amount are not received by 11:00 a.m. on the Business Day following the Transmittal Date, then the order may be deemed to be rejected and the investor shall be liable to the Trust for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Instruments to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 102% (105% for international securities) of the daily marked to market value of the missing Deposit Instruments. To the extent that missing Deposit Instruments are not received by 1:00 p.m., Eastern Time, on the second Business Day following the Transmittal Date or in the event a mark to market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Instruments. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Instruments exceeds the market value of such Deposit Instruments on the Transmittal Date by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Instruments have been properly received by the Administrator or purchased by the Trust and deposited into the Trust. In addition, a transaction fee will be charged in all cases. The delivery of Creation Units of the applicable Fund so created will occur no later than the second Business Day following the Transmittal Date. However, as discussed in the section below, the Fund reserves the right to settle Creation Unit transactions on a basis other than the second Business Day following the Transmittal Date to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances. The Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting from unsettled orders.

Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of Shares directly through DTC. An order to redeem Creation Units outside the Clearing Process is deemed received by the Administrator on the Transmittal Date if (i) such order is received by the Administrator during the Order Window on the Submission Date; (ii) such order is accompanied or proceeded by the requisite number of shares of the applicable Fund and/or the Cash Redemption Amount specified in such order, which delivery must be made through DTC to the Administrator no later than 11:00 a.m. and 2:00 p.m., respectively, Eastern Time, on the next Business Day following the Transmittal Date (the “DTC Cut-Off-Time”); and (iii) all other procedures set forth in the Participant Agreement are properly followed.

After the Administrator has deemed an order for redemption outside the Clearing Process received, the Administrator will initiate procedures to transfer the requisite Fund Securities, which are expected to be delivered within two Business Days, and/or the Cash Redemption Amount to the Authorized Participant, on behalf of the redeeming Beneficial Owner, by the second Business Day following the Transmittal Date on which such redemption order is deemed received by the Administrator.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Administrator according to the Fund’s established evaluation procedures computed on the Transmittal Date. Therefore, if a redemption order in proper form is submitted to the Administrator by a DTC Participant during the Order Window on the Submission Date, and the requisite number of shares of the Fund are delivered to the custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and/or the Cash Redemption Amount to be delivered will be determined by the Administrator on such Transmittal Date. If, however, a redemption order is submitted to the Administrator by a DTC Participant during the Order Window on the Submission Date, but either (1) the requisite number of shares of the Fund are not delivered by the DTC Cut-Off-Time as described above on the next Business Day following the Transmittal Date or (2) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Submission Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Administrator, i.e., the Business Day on which the shares of the Fund are delivered through DTC to the Administrator by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash which the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the Fund next determined on the Transmittal Date (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities which differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of shares of the Fund to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of Shares or delivery instructions. The Trust also reserves the right to offer an “all cash” option for redemptions of Creation Units for the Fund.

Transaction Fees

A fixed fee payable to the Custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu (as defined below) are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). With the approval of the Board, the Adviser may waive or adjust the Transaction Fees, including the Fixed Fee and/or Variable Charge (shown in the table below), from time to time. In such cases, the Authorized Participant will reimburse the Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Fund and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes. In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Instruments to the accounts of the Fund.

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The Transaction Fee for the Fund is listed in the following table.

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$300	2.0%

*	As a percentage of the amount invested.

Suspension of Creations

The SEC has stated its position that an ETF generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time. The SEC has also stated that an ETF could not set transaction fees so high as to effectively suspend the issuance of Creation Units. Circumstances in which the Fund may reject an order include, but are not limited to: (i) the order is not in proper form; (ii) the purchaser or group of related purchasers, upon obtaining the Creation Units of Fund shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the required consideration is not delivered; (iv) the acceptance of the Fund Deposit would, in the opinion of the Fund, be unlawful; or (vi) there exist circumstances outside the control of the Fund that make it impossible to process purchases of Creation Units for all practical purposes. Examples of such circumstances include: acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Fund, the Adviser, the Distributor, DTC, NSCC, the transfer agent, the custodian, any sub-custodian or any other participant in the purchase process; and similar extraordinary events. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of the rejection of the order of such person. The Trust, the Fund, the Transfer Agent, the custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits, nor shall any of them incur any liability for the failure to give any such notification.

Suspension of Redemptions

An ETF may suspend the redemption of Creation Units only in accordance with Section 22(e) of the 1940 Act. Section 22(e) stipulates that no registered investment company shall suspend the right of redemption, or postpone the date of payment or satisfaction upon redemption of any redeemable security in accordance with its terms for more than seven days after the tender of such security to the company or its agent designated for that purpose for redemption, except (1) for any period (A) during which the NYSE is closed other than customary week-end and holiday closings or (B) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (A) disposal by the investment company of securities owned by it is not reasonably practicable or (B) it is not reasonably practicable for such company fairly to determine the value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of security holders of the investment company.

Exceptions to Use of Creation Units

Under Rule 6c-11 of the 1940 Act, ETFs are permitted to sell or redeem individual shares on the day of consummation of a reorganization, merger, conversion, or liquidation. In these limited circumstances, an ETF may need to issue or redeem individual shares and may need to transact without utilizing Authorized Participants.

Tax Status

The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax consequences of investing in the Fund. This discussion does not address all aspects of taxation (including state, local, and foreign taxes) that may be relevant to particular shareholders in light of their own investment or tax circumstances, or to particular types of shareholders (including insurance companies, tax-advantaged retirement plans, financial institutions or broker-dealers, that are subject to special treatment under the U.S. federal income tax laws. Current and prospective shareholders should consult a qualified tax advisor regarding their investment in the Funds before making an investment in the Fund. This summary is based on the laws in effect on the date of this SAI and on existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect. This summary assumes that investors holds shares of the Fund as capital assets (within the meaning of the Internal Revenue Code of 1986, as amended (the “Code”)). Shareholders should consult their own tax advisors regarding their particular situation and the possible application of U.S. federal, state, local, non-U.S. or other tax laws, and any proposed tax law changes.

For purposes of this summary, a “U.S. shareholder” is a beneficial owner of Shares of the Fund that is, for federal income tax purposes, (i) an individual who is a citizen or resident of the United States, (ii) a corporation created or organized in or under the laws of the United States, any state thereof or the District of Columbia, (iii) an estate the income of which is subject to U.S. federal income tax regardless of its source or (iv) a trust (x) with respect to which a court within the United States is able to exercise primary supervision over its administration and one or more United States persons have the authority to control all of its substantial decisions or (y) that has in effect a valid election under applicable U.S. Treasury regulations to be treated as a United States person (as such term is defined under the Code). The term “non-U.S. shareholder” as used in this summary means a beneficial owner of shares of the Fund that is neither a U.S. Shareholder nor a partnership for federal income tax purposes.

If an entity treated as a partnership for federal income tax purposes holds shares of the Fund, the federal income tax treatment of the partnership and its partners generally will depend in part upon the status and activities of the partnership and its partners and certain determinations made at the partner level.

Each Fund is treated as a separate corporation for U.S. federal income tax purposes under the Code. The Fund qualifies and has elected to be treated as a regulated investment company under Subchapter M of the Code, and intends to continue to so qualify, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying as a regulated investment company under Subchapter M of the Code (“regulated investment company”), the Fund should not be subject to U.S. federal income or excise tax on the portion of its net investment income (without taking into account the deduction for dividends paid) or net capital gain that it timely distributes to its shareholders, provided that it satisfies a minimum distribution requirement. Net investment income and net capital gain of the Fund will be computed in accordance with Section 852 of the Tax Code. To satisfy such minimum distribution requirement, a Fund must distribute to its shareholders an amount at least equal to the sum of (a) 90% of its “investment company taxable income” (as that term is defined in the Code) determined without regard to the deduction for dividends paid for the taxable year and (b) 90% of its net tax-exempt income for the taxable year. A Fund will be subject to federal income tax at regular corporate rates on any taxable income or gains that it does not distribute to its shareholders.

The term “investment company taxable income” under the Code includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryforward of the Fund. Capital losses may be carried forward indefinitely and retain the character of the original loss. Capital loss carry forwards are available to offset future realized capital gains. To the extent that these carry forwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders.

At May 31, 2026, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, and capital loss carryforwards utilized as follows:

Short-Term	Long-Term	Total	CLCF Ulitilized
$2,067	$—	$2,067	$—

As a regulated investment company, the Fund intends to distribute to its shareholders all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any U.S. federal income tax on such distributed amounts. Distributions of net investment income will be made monthly for the Fund. Distributions of net capital gain, if any, will be made annually no later than December 31 of each year. Both types of distributions will be in shares of the Fund unless a shareholder elects to receive cash.

To qualify for treatment as a regulated investment company under Subchapter M of the Code, the Fund must, in addition to the minimum distribution requirement discussed above and among other things, satisfy the following requirements: (a) derive in each taxable year at least 90% of its annual gross income from dividends, interest, payments with respect to certain securities loans, net income derived from qualified publicly traded partnerships under the Code and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such stock, securities or currencies, and (b) diversify its holding so that, at the end of each fiscal quarter of each taxable year, (i) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. government securities or securities of other regulated investment companies, and other securities (for purposes of this calculation, with such other securities generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its total assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer, two or more issuers of which 20% or more of the voting stock is held by the Fund and that are determined to be engaged in the same or similar trades or businesses, or the securities of one or more qualified publicly traded partnerships.

If the Fund fails to qualify as a regulated investment company under Subchapter M in any taxable year, it will be treated as a regular U.S. corporation for U.S. federal income tax purposes. As such, the Fund would be required to pay U.S. federal income taxes on all of its taxable income at the income tax rates generally applicable to corporations without deduction for distributions to its shareholders. Shareholders of the Fund generally would not be liable for U.S. federal income tax on the Fund’s taxable income in their individual capacities. Distributions to shareholders, including any distributions from the Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

The Fund is subject to a 4% nondeductible federal excise tax at the Fund levelon certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions (or deemed distributions) representing at least 98% of the Fund's ordinary income for the calendar year (not taking into account any capital gains or losses) and at least 98.2% of its capital gain net income (i.e., the excess of its capital gains over capital losses), reduced by certain ordinary losses, realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Fund during the preceding calendar year. Under ordinary circumstances, the Fund expects to time their distributions so as to avoid liability for this tax.

The following discussion of tax consequences is for the general information of shareholders that are subject to tax. Shareholders that are IRAs or other qualified retirement plans are exempt from income taxation under the Tax Code.

Distributions of taxable net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable to U.S. shareholders as ordinary income.

Distributions of net capital gain ("capital gain dividends") generally are taxable to shareholders as long-term capital gain; regardless of the length of time the shares of the Trust have been held by such shareholders.

Certain U.S. shareholders, including individuals and estates and trusts, are subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Fund and net gains from the taxable disposition of shares of the Fund. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Fund.

The sale of Fund shares by a U.S. shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the U.S. shareholder's tax basis in his or her Fund shares. Such gain or loss is treated as a capital gain or loss if such shares are held as capital assets in the hands of the U.S. shareholder and will be long-term capital gain or loss if such shares are held for more than one year and short-term capital gain or loss if such shares are held for one year or less. However, any loss realized upon the sale of such shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the U.S. shareholder with respect to such shares during such six-month period. All or a portion of any loss realized upon the sale of such shares may be disallowed to the extent such shares are purchased within 30 days before or after such sale.

All distributions of taxable net investment income and net capital gain, whether received in cash or reinvested in additional Fund shares, must be reported by each taxable shareholder on his or her U.S. federal income tax return and are generally taxable to shareholders for U.S. federal income tax purposes. Dividends and other distributions by the Fund are generally treated under the Code as received by U.S. shareholders at the time the dividend or distribution is made. Dividends or other distributions declared by the Fund in October, November or December of any calendar year and payable to U.S. shareholders as of a record on a specific date in such a month will be deemed to have been received by such shareholders on December 31 of such calendar year, provided that such dividend is actually paid by the Fund during January of the following calendar year. Sales of shares may result in U.S. federal income tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

Under the Code, the Fund is required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, any dividends, distributions, redemption proceeds, and any other payments paid to a U.S. shareholder may be subject to withholding at the back-up withholding rate (currently a flat rate of 24%) for U.S. shareholders who have failed to furnish the Fund with their correct taxpayer identification number (“TIN”) or with required certifications regarding their status under U.S. federal income tax law, or if the Fund is notified by the IRS or a broker that such withholding is required due to an incorrect TIN or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds will be reduced by the amounts required to be withheld. Back-up withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability on such shareholder’s U.S. federal income tax return.

Options, Futures, Forward Contracts and Swap Agreements

To the extent such investments are permissible for the Fund, the Fund’s transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

To the extent such investments are permissible, certain of the Fund’s hedging activities (including their transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the Fund's book income exceeds its taxable income, the distribution (if any) of such excess book income will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If the Fund's book income is less than taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Passive Foreign Investment Companies

Investment by the Fund in certain “passive foreign investment companies” (“PFICs”), as defined in the Code, could subject the Fund to a U.S. federal income tax (including interest charges) on a portion of any “excess distribution” received from the PFIC or on gain proceeds received from the disposition of shares in the PFIC, which such tax cannot be eliminated by making distributions of such income to Fund shareholders. However, the Fund may be eligible to elect to treat a PFIC as a “qualified electing fund” (“QEF”) under the Code, in which case the Fund will be required to include its share of the QEF’s income and net capital gains annually, regardless of whether it receives any distribution from the QEF. In order to make this election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.

Alternatively, the Fund may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses would be treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Fund to avoid taxation at the fund level to satisfy the 90% distribution requirement and to avoid imposition of the 4% federal excise tax. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of taxable gain and affect the Fund’s total return.

Foreign Currency Transactions

The Fund’s transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Foreign Taxation

Income received by the Fund from sources within foreign countries may be subject to withholding and other non- U.S. taxes imposed by such countries. Income tax treaties and conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund may be able to elect to “pass through” to its shareholders the amount of non-U.S. income taxes and similar taxes paid by the Fund, provided that both the Fund and its shareholders satisfy certain holding period requirements. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the non- U.S. taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of non-U.S. taxes in computing his or her U.S. taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, a shareholder must hold his or her shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund’s taxable year whether the foreign taxes paid by the Fund will “pass through” for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund’s income will flow through to shareholders of the Fund. With respect to the Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. A shareholder may be unable to claim a credit for the full amount of his or her proportionate share of the foreign taxes paid by the Fund.

Original Issue Discount and Pay-In-Kind Securities

Current federal tax law requires the holder of a U.S. Treasury or other fixed income zero coupon security to accrue as income each year a portion of the discount at which the security was purchased, even though the holder receives no interest payment in cash on the security during the year. In addition, pay-in-kind securities will give rise to income, which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in income (and required to be distributed by the Fund) over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities (including certain pay-in-kind securities) may be treated as a dividend (to the extent of the earnings and profits of the corporate issuer) for U.S. federal income tax purposes.

In addition, the 2017 Tax Cuts and Jobs Act requires that taxpayers, such as the Fund, that use an accrual method of accounting for U.S. federal income tax purposes are generally required to include certain amounts in income no later than the time such amounts are reflected on such taxpayer’s applicable financial statements. Certain fees treated as OID may be included as income for financial statement purposes when received (as opposed to being accrued into income over the term of the debt instrument), which may thus require such amounts be treated as taxable income of the Fund upon their receipt.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

If the Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

U. S. Shareholders of the Fund may be subject to state and local taxes on distributions received from the Fund and on sales of the Fund’s shares.

A brief explanation of the form and character of a distribution from the Fund to its shareholders accompanies each distribution. In January of each year the Fund issues to each shareholder a statement of the federal income tax status of all distributions.

Shareholders should consult their tax advisors about the application of federal, state and local and foreign tax law in light of their particular situation.

Dividends and Distributions

The Fund will receive income in the form of dividends and interest earned on its investments in securities. This income, less the expenses incurred in its operations, is the Fund’s net investment income, substantially all of which will be declared as dividends to the Fund’s shareholders.

The amount of income dividend payments by the Fund is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board. The Fund does not pay “interest” or guarantee any fixed rate of return on an investment in its shares.

The Fund also may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Any net gain the Fund may realize from transactions involving investments held less than the period required for long–term capital gain or loss recognition or otherwise producing short–term capital gains and losses, although a distribution from capital gains, will be distributed to shareholders with and as a part of dividends giving rise to ordinary income. If during any year the Fund realizes a net gain on transactions involving investments held more than the period required for long–term capital gain or loss recognition or otherwise producing long–term capital gains and losses, the Fund will have a net long–term capital gain. For more information concerning applicable capital gains tax rates, see your tax advisor.

Any dividend or distribution paid by the Fund reduces the Fund’s NAV per share on the date paid by the amount of the dividend or distribution per share. Accordingly, a dividend or distribution paid shortly after a purchase of Fund shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to U.S. Federal income taxes.

The above discussion and the related discussion in the Prospectus is a summary of certain U.S. federal income tax considerations only and are not intended to be complete discussions of all applicable U.S. federal, state, local, and non-U.S. tax consequences of an investment in the Fund nor intended as a substitute for careful tax planning. Shareholders should consult their own tax advisors as to the consequences of investing in shares of the Fund, including the application of U.S. federal, state, local and non-U.S. tax laws in light of their particular situation. The above discussion is based on applicable provisions of the Code, regulations, judicial authority and administrative interpretations in effect on the date of this SAI. There are and will likely continue to be proposals for amendments to U.S. federal income tax laws that could, if enacted, have adverse effects on the Fund, their investments or their shareholders. Vedder Price P.C has expressed no opinion in respect thereof.

Financial Statements

The Fund’s financial statements for the fiscal year ended May 31, 2026, is available without charge by calling the Fund toll free at 1-844-767-3863, and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing therein are incorporated by reference in the this SAI.

APPENDIX “A” KKM Financial Proxy Voting Policy

Policy

KKM Financial, LLC (“ADVISER”), as a matter of policy and as a fiduciary, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the Funds, Portfolios and clients. Our firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm’s proxy policies and practices. Our policy and practice include the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

Background

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.

Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its Funds, Portfolios and clients; (b) to disclose to Funds, Portfolios and clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.

Responsibility

Daniel Deming has the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures.

Procedure

KKM has adopted procedures to implement the firm’s policy and reviews to monitor and insure the firm’s policy is observed, implemented properly and amended or updated, as appropriate, which include the following:

Voting Procedures

I.	INTRODUCTION

KKM has adopted proxy voting policies and procedures as required by Rule 206(4)-6 of the Investment Advisers Act of 1940. These policies and procedures are effective on January 31, 2019.

II.	GLOSSARY OF TERMS

Non-Routine Proxy Proposals shall mean:

●	Proxy proposals that are to be considered on a case-by-case basis,

●	Proxy proposals that Advisor generally abstains from voting on, and

●	Proxy proposals that are not addressed by the Principles and Guidelines section of the Proxy Voting Policy and Procedures.

Proxy Manager shall be Daniel Deming, Managing Director.

Proxy Committee shall be comprised of the following person(s):

1)	Jeff Kilburg, Founder & CEO

2)	Daniel Deming, Managing Director

A quorum of the Proxy Committee shall be comprised of at least one member.

Routine Proxy Proposals shall mean proxy proposals that the Proxy Manager shall cast either for or against votes, or abstain, in accordance with the Principles and Guidelines noted below.

III.	PRINCIPLES AND GUIDELINE

A.	Principles

KKM’s primary purpose and fiduciary responsibility is to maximize shareholder value, which is defined as share price and dividend appreciation. KKM will vote proxies in the best interests of our Funds, Portfolios and clients and will generally vote for, against, consider on a case-by-case basis, or abstain from voting as indicated below. Because of the extenuating circumstances associated with specific proxy issues, KKM’s votes may differ from time to time from the indications noted. In addition, the list may not include all proxies on which KKM votes. KKM will also act, in our best judgment, on behalf of our Funds, Portfolios and clients on certain corporate actions that impact shareholder value, such as tender offers and bankruptcy proceedings.

B.	Voting Guidelines

1.	Routine Business Decisions and Director Related Proposals

Advisor votes for:

a)	Name changes

b)	Elimination/limitation of directors’ liability

c)	Indemnification of directors

d)	Reincorporation that is not a takeover defense

Advisor considers on a case-by-case basis:

e)	Directors in uncontested elections

f)	Directors in contested elections

g)	Approval of auditors.

2.	Corporate Governance

Advisor votes for:

a)	Majority independent board

b)	Audit, compensation & nominating committees that are comprised exclusively of independent directors

c)	Minimum director share ownership

d)	Separate offices of chairperson and CEO

e)	Limitation on number of other board seats

f)	Confidential voting

g)	Shareholders’ ability to remove directors

h)	Shareholder right to call special meetings

Advisor votes against:

a)	Supermajority vote requirements KKM will support proposals to remove supermajority requirements and oppose proposals to impose them.

b)	Limiting directors’ tenure

c)	Restrictions on shareholders to act by written consent

Advisor considers on a case-by-case basis:

d)	Shareholder proposals

e)	Dissident proxy battle

3.	Director and Executive Compensation

Advisor votes for:

a)	Disclosure of executive compensation

Advisor votes against:

b)	Golden and tin parachutes

Advisor considers on a case-by-case basis:

c)	Restricting executive compensation

d)	Executive compensation plans

e)	Establish/Increase share option plans for directors and executives

4.	Take-Over Defense

Advisor votes against:

a)	Reincorporation to prevent takeover

b)	Issue new class of common stock with unequal voting rights

c)	Adoption of fair price amendments

d)	Establish a classified (or “staggered”) board of directors

e)	Eliminating cumulative voting

f)	Poison pills

g)	Blank check preferred stock

5.	Capital Structure

Advisor votes for:

a)	Increase authorized common stock (unless additional stock is a takeover defense, i.e., poison pill).

b)	Share repurchase programs (when all shareholders may participate on equal terms)

Advisor votes against:

c)	Unequal voting rights, such as dual class of stock

d)	Pre-emptive rights

Advisor considers on a case-by-case basis:

e)	Increase preferred stock

f)	Blank check preferred stock (not for takeover defense)

g)	Restructuring plans

6.	Other Shareholder Value Issues

Advisor votes for:

a)	Employee stock ownership plans (ESOPs)

b)	Employee stock purchase plans

c)	401(k) plans

Advisor votes against:

c)	Greenmail

Advisor considers on a case-by-case basis:

e)	Mergers and acquisitions

d)	Spin-offs and asset sales

7.	Corporate, Social and Environmental Policy Proposals

As noted above, KKM’s fiduciary responsibility is the maintenance and growth of our clients’ assets. Accordingly, KKM will typically vote in accordance with management’s recommendations or abstain from voting on proposals concerning corporate policy and social and environmental issues. When such proposals impact shareholder value, Advisor may vote on a case-by-case basis.

8.	Proposals Specific to Mutual Funds

KKM serves as investment adviser to certain investment companies under the Northern Lights Fund Trust. These funds invest in other investment companies that are not affiliated (“Underlying Funds”) and are required by the Investment Company Act of 1940, as amended (the “1940 Act”) Act to handle proxies received from Underlying Funds in a certain manner. Notwithstanding the guidelines provided in these procedures, it is the policy of KKM to vote all proxies received from the Underlying Funds in the same proportion that all shares of the Underlying Funds are voted, or in accordance with instructions received from fund shareholders, pursuant to Section 12(d)(1)(F) of the 1940 Act. After properly voted, the proxy materials are placed in a file maintained by the Chief Compliance Officer for future reference.

IV.	Conflicts of Interest

On occasion, a conflict of interest may exist between KKM and the Funds, Portfolios and clients regarding the outcome of certain proxy votes. In such cases, KKM is committed to resolving the conflict in the best interest of our Funds, Portfolios and clients before we vote the proxy in question.

If the proxy proposal is a Routine Proxy Proposal, KKM will typically adhere to the standard procedure of referring to the principles and guidelines described herein in deciding how to vote. Alternatively, KKM may disclose the conflict to our clients and obtain their consent before voting or seek the recommendation of an independent third party in deciding how to vote.

If the proxy proposal is a Non-Routine Proxy Proposal, KKM will take any of the following courses of action to resolve the conflict:

1)	Disclose the conflict to our Funds, Portfolios and clients and obtain consent before voting;

2)	Suggest that our Funds, Portfolios and clients engage another party to determine how the proxy should be voted; or

3)	Vote according to the recommendation of an independent third party, such as a:

●	proxy consultant;

●	research analyst;

●	proxy voting department of a mutual fund or pension fund; or

●	compliance consultant.

V.	Obtaining More Information

Funds, Portfolios and clients may obtain a record of Advisor’s proxy voting, free of charge, by emailing info@kkmfinancial.com or calling (312) 448-7230. These policies and procedures may also be found in KKM’s Form ADV, Part II and supporting schedules.

Procedures

When the mail arrives, the person responsible for separating the mail gives any proxy materials to the person who handles compliance issues. The proxy materials are then opened by the Compliance person. The ticker symbol for the security noted on the proxy is located. The security is cross referenced to the account holding the shares listed on the proxy.

Once the Security Cross Reference report has been run, the number of shares on the report is compared to the number of shares to be voted on the proxy.

If the number of shares between the two reports matches, then the report is attached to the proxy materials and forwarded to the Portfolio Manager to be voted according to KKM’s proxy voting policies.

If the number of shares does not match, then reasonable efforts will be made to resolve the difference, such as:

●	Rerunning the Security Cross Reference report for other dates around the record date of the proxy to see if the security transferred into KKM after the record date, even though the client owned it as of the record date.

●	Calling the custodian to confirm the clients per their records that are included in the proxy count, and then verifying that information to the Security Cross Reference report. There may be differences due to clients having made the decision to vote their proxies, in which case, the proxies would go directly to the clients.

If the difference still cannot be resolved, the matter is reviewed with the Portfolio Manager as to the next action to be taken. If the difference is determined to be immaterial and is approved by the Portfolio Manager, then the proxy will stand as is.

Once the shares have been reconciled, then the proxy materials and the Security Cross Reference report are then given to the Portfolio Manager to vote.

The Portfolio Manager will generally vote the routine proxies in accordance with the principles and guidelines described in KKM’s Proxy Voting Policy and sign the proxy. For Non-Routine Proxy Proposals, the Portfolio Manager will vote them on a case-by-case basis. The vote and the rationale will be noted as documentation for the vote. Once the Portfolio Manager has voted the proxies, they will be given to the Firm’s designated representative for processing. If the proxy is to be mailed, then a copy of the proxy is made, attached to the proxy materials that support the vote and Security Cross Reference report and filed in chronological order. This file is maintained by year. If the proxy was voted electronically, the original proxy with the notes on it is as to how the proxy was voted, are maintained and attached to the proxy materials that support the vote and Security Cross Reference report, and filed in chronological order, just like proxies that are mailed.

KKM’s designated representative then enters the necessary information in the Proxy Voting Database. The following information is entered:

●	Name of Company

●	Proxy Proposal

●	Management’s recommendation

●	KKM’s Action

●	Rationale for the vote

●	List of clients to whom the proxy vote applies.

Should KKM receive any requests from clients regarding proxy voting, the Firm’s designated representative will maintain a record of the requests from the specific clients, which will include:

●	Name of the Client

●	Date that the request was received

●	Whether the request was for a complete or partial record of proxy votes

●	The documents provided

●	Date that the information was sent to the client

A copy of the information sent to the client will be retained in a chronological file, maintained by year.

Disclosure

The KKM will provide conspicuously displayed information in its Form ADV Part II in the Supporting Schedules, summarizing this proxy voting policy and procedures, including a statement that clients may request information regarding how KKM voted a client’s proxies, and that clients may request a copy of these policies and procedures.

Northern Lights Fund Trust II

PART C

OTHER INFORMATION

ITEM 28. EXHIBITS.

(a)(1)	Agreement and Declaration of Trust dated August 26, 2010.[3]
(a)(2)	Amended Agreement and Declaration of Trust effective May 23, 2019 286
(a)(3)	Certificate of Trust as filed with the State of Delaware on August 26, 2010.[3]
(b)	By-Laws, effective as of August 26, 2010. [3]
(c)	Instruments Defining Rights of Security Holders. See Article III, “Shares” and Article V “Shareholders’ Voting Powers and Meetings” of the Registrant’s Agreement and Declaration of Trust. See also, Article II, “Meetings of Shareholders” of the Registrant’s By-Laws.
(d)(1)	Investment Advisory Agreement between the Registrant and North Star Investment Management Corp., with respect to the North Star Opportunity Fund, North Star Dividend Fund, North Star Micro Cap Fund, North Star Bond Fund and North Star Small Cap Value Fund. 247
(d)(2)	Investment Advisory Agreement between the Registrant and Kovitz Investment Group Partners, LLC, on behalf of the Al Frank Fund.180
(d)(3)	Investment Advisory Agreement between the Registrant and Longboard Asset Management, LP on behalf of the Longboard Managed Futures Strategy Fund and Longboard Alternative Growth Fund.177
(d)(4)	Investment Advisory Agreement between the Registrant and KKM Financial, LLC on behalf of the Essential 40 Stock ETF. 268
(d)(5)	Investment Advisory Agreement between the Registrant and Innealta Capital, LLC on behalf of the Dynamic International Opportunity Fund, Dynamic U.S. Opportunity Fund, Acclivity Mid Cap Multi-Style Fund, Acclivity Small Cap Growth Fund, Acclivity Small Cap Value Fund, Acclivity Broad Equity Multi-Style Fund and the Dynamic Global Diversified Fund.199
(d)(6)	Investment Advisory Agreement between the Registrant and Invenomic Capital Management, LP on behalf of the Invenomic Fund. 193
(d)(7)	Investment Advisory Agreement between the Registrant and The Future Fund, LLC with respect to One Global ETF and The Future Fund Long/Short ETF. 250
(d)(8)	Investment Advisory Agreement between the Registrant and Beacon Capital Management, Inc. with respect to the Beacon Selective Risk ETF and the Beacon Tactical Risk ETF.244
(d)(9)	Investment Advisory Agreement between the Registrant and Hodges Capital Management, LLC on behalf of the Hodges Fund, Hodges Blue Chip Equity Income Fund, Hodges Small Cap Growth Fund and the Hodges Small Intrinsic Value Fund. 255
(d)(10)	Investment Sub-Advisory Agreement between Beacon Capital Management, Inc. and Exchange Traded Concepts, LLC with respect to the Beacon Selective Risk ETF and the Beacon Tactical Risk ETF. 242
(d)(11)	Investment Advisory Agreement between the Registrant and PeakShares LLC on behalf of the PeakShares Sector Rotation Fund. 260
(d)(12)	Investment Advisory Agreement between the Registrant and Weitz Investment Management, Inc. on behalf of the Weitz Multisector Bond ETF and the Weitz Core Plus Bond ETF. 276
(d)(13)	Master Securities Loan Agreement between AFAM Capital, Inc., Morgan Stanley & Co., LLC and MS Securities Services, Inc.[45]
(d)(14)	Investment Advisory Agreement between the Registrant and Waverly Advisors, LLC on behalf of GGM Macro Alignment ETF 281
(d)(15)	Investment Advisory Agreement between the Registrant and PeakShares, LLC on behalf of PeakShares Sector Rotation ETF and PeakShares RMR Prime Equity ETF. 281

(d)(16)	Form of Investment Sub-Advisory Agreement between PeakShares, LLC and RMR Wealth Management, LLC on behalf of PeakShares RMR Prime Equity ETF. 281
(d)(17)	Investment Sub-Advisory Agreement between Waverly Advisers, LLC and Penserra Capital Management, LLC on behalf of GGM Macro Alignment ETF. 281
(d)(18)	Investment Advisory Agreement between the Registrant and Weitz Investment Management, Inc. on behalf of the Weitz Multisector Bond ETF, Weitz Core Plus Bond ETF and Weitz Short Duration Bond ETF 286
(d)(19)	Investment Advisory Agreement between the Registrant and North Star Investment Management Corp., with respect to the North Star Opportunity Fund, North Star Dividend Fund, North Star Micro Cap Fund, North Star Bond Fund and North Star Small Cap Value Fund. 286
(d)(20)	Investment Advisory Agreement between the Registrant and M Financial Investment Advisers, Inc with respect to M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund 287
(d)(21)	Investment Sub-Advisory Agreement between M Financial Investment Advisers, Inc. and Brandywine Global Investment Management, LLC 287
(d)(22)	Investment Sub-Advisory Agreement between M Financial Investment Advisers, Inc. and Dimensional Fund Advisors LP 287
(d)(23)	Investment Sub-Advisory Agreement between M Financial Investment Advisers, Inc. and Federated MDTA LLC 287
(d)(24)	Investment Sub-Advisory Agreement between M Financial Investment Advisers, Inc. and Frontier Capital Management Company, LLC 287
(d)(25)	Advisory Agreement between the Registrant and Focus Partners Wealth, LLC on behalf of the Al Frank Fund 294
(d)(26)	Investment Advisory Agreement between the Registrant and Beacon Capital Management, Inc. with respect to the Beacon Tactical Risk ETF, Beacon Unified Catalyst ETF and Beacon Tactical Alternatives Risk ETF 295
(d)(27)	Investment Sub-Advisory Agreement between Beacon Capital Management, Inc. and Exchange Traded Concepts, LLC with respect to the Beacon Tactical Risk ETF, Beacon Unified Catalyst ETF and Beacon Tactical Alternatives Risk ETF 295
(e)(1)	Underwriting Agreement between the Registrant and Northern Lights Distributors LLC.187
(e)(2)	ETF Distribution Agreement between the Registrant and Northern Lights Distributors, LLC. 223
(e)(3)	Underwriting Agreement between Registrant and M-Holdings Securities, Inc. with respect to M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund 287
(f)	Bonus or Profit Sharing Contracts - Not Applicable.
(g)(1)	Custody Agreement between the Registrant and U.S. Bank, N.A., on behalf of the Al Frank Fund.[46]
(g)(2)	Fourth Amendment, effective June 1, 2017, to the Custody Agreement dated May 26, 2015 between the Registrant and U.S. Bank, N.A., on behalf of the Balter L/S Small Cap Equity Fund, Balter European L/S Small Cap Fund, and Balter Invenomic Fund. 155
(g)(3)	Custody Agreement between the Registrant and Brown Brothers Harriman & Co. 222
(g)(4)	Amendment to the Custody Agreement between the Registrant and Brown Brothers Harriman & Co. 294
(g)(5)	Amendment to the U.S. Bank Custody Agreement to add the North Star Small Cap Value Fund. 248
(g)(6)	Amendment to the U.S. Bank Custody Agreement to add the Hodges Fund, Hodges Blue Chip Equity Income Fund, Hodges Small Cap Growth Fund and the Hodges Small Intrinsic Value Fund. 255
(g)(7)	Amendment to the U.S. Bank Custody Agreement to add the Beacon Dynamic Allocation Fund 283
(g)(8)	Custody Agreement between the Registrant and State Street Bank and Trust Company with respect to M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund 287
(h)(1)	Master Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC dated October 19, 2021. 228
(h)(2)	Amendment No.1 to the Master Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC dated November 1, 2023.261
(h)(3)	18f-4 Addendum to the Master Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC dated August 1, 2022.261

(h)(4)	Master ETF Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC dated October 19, 2021. 261
(h)(5)	Amendment No.1 to the ETF Master Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC dated May 17, 2023. 261
(h)(6)	Amendment No.2 to the ETF Master Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC dated November 1, 2023. 261
(h)(7)	Amendment No.3 to the ETF Master Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC dated April 11, 2024. 261
(h)(8)	18f-4 Addendum to the ETF Master Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC dated May 17, 2023. 261
(h)(9)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of North Star Opportunity Fund, North Star Dividend Fund, North Star Micro Cap Fund, North Star Bond Fund and North Star Small Cap Value Fund. 249
(h)(10)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Al Frank Fund. [75]
(h)(11)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Longboard Alternative Growth Fund (formerly, Longboard Long/Short Fund). [94]
(h)(12)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Dynamic U.S. Opportunity Fund, Dynamic International Opportunity Fund, Acclivity Mid Cap Multi-Style Fund, Acclivity Small Cap Growth Fund, Acclivity Small Cap Value Fund, Acclivity Broad Equity Multi-Style Fund and the Dynamic Global Diversified Fund. 199
(h)(13)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Invenomic Fund. 199
(h)(14)	ETF Fund Services Agreement between the Registrant and Ultimus Fund Services, LLC, on behalf of One Global ETF and The Future Fund Long/Short ETF. 250
(h)(15)	ETF Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC, on behalf of the Beacon Tactical Risk ETF, Beacon Unified Catalyst ETF and Beacon Tactical Alternatives Risk ETF. 295
(h)(16)	Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC, on behalf of the Hodges Fund, Hodges Blue Chip Equity Income Fund, Hodges Small Cap Growth Fund and the Hodges Small Intrinsic Value Fund. 255
(h)(17)	Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC, on behalf of the GGM Macro Alignment ETF. 251
(h)(18)	Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC on behalf of the PeakShares Sector Rotation ETF. 260
(h)(19)	ETF Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC on behalf of the Weitz Multisector Bond ETF and the Weitz Core Plus Bond ETF. 276
(h)(20)	ETF Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC on behalf of the Essential 40 Stock ETF. 268
(h)(21)	Expense Limitation Agreement between the Registrant, with respect to North Star Opportunity Fund, North Star Dividend Fund, North Star Micro Cap Fund, North Star Bond Fund and North Star Small Cap Value Fund.249
(h)(22)	Expense Limitation Agreement between the Registrant, with respect to the Dynamic U.S. Opportunity Fund and the Dynamic International Opportunity Fund, Acclivity Mid Cap Multi-Style Fund, Acclivity Small Cap Growth Fund, Acclivity Small Cap Value Fund, Acclivity Broad Equity Multi-Style Fund and the Dynamic Global Diversified Fund. 199
(h)(23)	Expense Limitation Agreement between the Registrant, with respect to the Al Frank Fund.180
(h)(24)	Expense Limitation Agreement between the Registrant, with respect to the Essential 40 Stock Fund. 160
(h)(25)	Expense Limitation Agreement between the Registrant, with respect to the Invenomic Fund.193
(h)(26)	Expense Limitation Agreement between the Registrant, with respect to One Global ETF and The Future Fund Long/short ETF. 250

(h)(27)	Expense Limitation Agreement between the Registrant, with respect to the Beacon Selective Risk ETF and Beacon Tactical Risk ETF. 244
(h)(28)	Expense Limitation Agreement between the Registrant, with respect to the Hodges Fund, Hodges Blue Chip Equity Income Fund, Hodges Small Cap Growth Fund and the Hodges Small Intrinsic Value Fund. 275
(h)(29)	Expense Limitation Agreement between the Registrant and PeakShares LLC with respect to the PeakShares Sector Rotation ETF. 260
(h)(30)	Expense Limitation Agreement between the Registrant and KKM Financial LLC with respect to the Essential 40 Stock ETF. 268
(h)(31)	Expense Limitation Agreement between the Registrant and Weitz Investment Management, Inc. on behalf of the Weitz Multisector Bond ETF and the Weitz Core Plus Bond ETF. 276
(h)(32)	Amended and Restated Consulting Agreement between the Registrant and Northern Lights Compliance Services, LLC.235
(h)(33)	Shareholder Services Plan on behalf of the Invenomic Fund. 193
(h)(34)	ETF Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC, on behalf of the PeakShares Sector Rotation ETF and PeakShares RMR Prime Equity ETF. 281
(h)(35)	Expense Limitation Agreement between the Registrant and PeakShares, LLC on behalf of PeakShares Sector Rotation ETF and PeakShares RMR Prime Equity ETF 281
(h)(36)	Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC on behalf of the Beacon Dynamic Allocation Fund. 283
(h)(37)	Expense Limitation Agreement between the Registrant and Weitz Investment Management, Inc. on behalf of the Weitz Multisector Bond ETF, Weitz Core Plus Bond ETF and Weitz Short Duration Bond ETF. 286
(h)(38)	Expense Limitation Agreement between the Registrant and North Star Investment Management Corporation on behalf of North Star Opportunity Fund, North Star Dividend Fund, North Star Micro Cap Fund, North Star Bond Fund and North Star Small Cap Value Fund. 286
(h)(39)	Expense Limitation Agreement between the Registrant and M Financial Investment Advisers, Inc. with respect to M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund 287
(h)(40)	Fund Services Agreement between the Registrant and Ultimus Fund Solutions, LLC, on behalf of M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund 287
(h)(41)	Expense Limitation Agreement between the Registrant and Focus Partners Wealth, LLC on behalf of the Al Frank Fund. 294
(h)(42)	Expense Limitation Agreement between the Registrant, with respect to the Beacon Selective Risk ETF and Beacon Tactical Risk ETF [1]
(i)(1)	Opinion of Alston & Bird LLP regarding One Global ETF and the Future Fund Long/Sort ETF. 266
(i)(2)	Opinion of Alston & Bird LLP regarding the Hodges Fund, Hodges Blue Chip Equity Income Fund, Hodges Small Cap Growth Fund and the Hodges Small Intrinsic Value Fund. 282
(i)(3)	Opinion of Alston & Bird LLP regarding the GGM Macro Alignment ETF. 281
(i)(4)	Opinion of Alston & Bird LLP regarding the Essential 40 Stock ETF 277
(i)(5)	Opinion of Alston & Bird LLP regarding Future Fund Long/Short ETF and One Global ETF 278
(i)(6)	Opinion of Alston & Bird LLP regarding the Longboard Fund 279
(i)(7)	Opinion and Consent of Vedder Price P.C. with respect to the Beacon Dynamic Allocation Fund 283
(i)(8)	Consent of Vedder Price P.C.[1]
(i)(9)	Opinion and Consent of Vedder Price P.C. with respect to the Invenomic Fund. 284
(i)(10)	Opinion of Vedder Price P.C. with respect to the Weitz Short Duration Bond ETF 285
(i)(11)	Opinion of Vedder Price P.C. with respect to the North Star Opportunity Fund, North Star Dividend Fund, North Star Micro Cap Fund, North Star Bond Fund and North Star Small Cap Value Fund. 286
(i)(12)	Opinion of Vedder Price P.C. with respect to the M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund 287
(i)(13)	Opinion of Vedder Price P.C. with respect to the Al Frank Fund 288

(i)(14)	Opinion of Vedder Price P.C. with respect to the Acclivity Small Cap Value Fund, Dynamic International Opportunity Fund and the Dynamic U.S. Opportunity Fund 289
(i)(15)	Opinion of Vedder Price P.C. with respect to the Beacon Selective Risk ETF and Beacon Tactical Risk ETF.[2]
(i)(16)	Opinion of Vedder Price P.C. with respect to Beacon Dynamic Allocation Fund 290
(i)(17)	Opinion of Vedder Price P.C. with respect to PeakShares Sector Rotation ETF 291
(i)(18)	Opinion of Vedder Price P.C. with respect to PeakShares RMR Prime Equity ETF 292
(i)(19)	Opinion of Vedder Price P.C. with respect to Beacon Tactical Risk ETF and Beacon Unified Catalyst ETF (fka Beacon Selective Risk ETF) 293
(i)(20)	Opinion of Vedder Price P.C. with respect to Hodges Fund, Hodges Blue Chip Equity Income Fund, Hodges Small Cap Growth Fund and the Hodges Small Intrinsic Value Fund. 294
(i)(21)	Opinion of Vedder Price P.C. with respect to Beacon Tactical Alternatives Risk ETF 295
(i)(22)	Opinion of Vedder Price P.C. with respect to Essential 40 Stock ETF[1]
(j)(1)	Consent of RSM US LLP with respect to North Star Bond Fund, North Star Opportunity Fund, North Star Micro Cap Fund, North Star Dividend Fund and North Star Small Cap Value Fund. 286
(j)(2)	Consent of Cohen & Company, Ltd. with respect to the Acclivity Small Cap Value Fund, Dynamic International Opportunity Fund and Dynamic U.S. Opportunity Fund. 289
(j)(3)	Consent of Cohen & Company, Ltd with respect to the Al Frank Fund.288
(j)(4)	Consent of Tait, Weller & Baker LLP with respect to the Invenomic Fund. 284
(j)(5)	Consent of RSM US LLP with respect to the North Star Small Cap Value Fund. 249
(j)(6)	Consent of Cohen & Company, Ltd. with respect to the North Star Small Cap Value Fund. 249
(j)(7)	Consent of Tait, Weller & Baker LLP with respect to the Hodges Fund, Hodges Blue Chip Equity Income Fund, Hodges Small Cap Growth Fund and the Hodges Small Intrinsic Value Fund. 282
(j)(8)	Consent of Tait, Weller & Baker LLP with respect to the GGM Macro Alignment ETF. 281
(j)(9)	Consent of Tait, Weller & Baker LLP with respect to PeakShares Sector Rotation ETF. 291
(j)(10)	Consent of Tait, Weller & Baker LLP with respect to the Weitz Multisector Bond ETF and the Weitz Core Plus Bond ETF. 276. 276
(j)(11)	Consent of RSM US LLP with respect Essential 40 Stock ETF 277
(j)(12)	Consent of Cohen & Company, Ltd, with respect to Beacon Dynamic Allocation Fund. 283
(j)(13)	Consent of Tait, Weller & Baker LLP with respect to Beacon Dynamic Allocation Fund. 290
(j)(14)	Power of Attorney. 155
(j)(15)	Consent of Cohen & Company Ltd with respect to Future Fund Long/Short ETF and One Global ETF 278
(j)(16)	Consent of RSM US LLP with respect to the Longboard Fund 279
(j)(17)	Consent of Tait, Weller & Baker LLP with respect to PeakShares RMR Prime Equity ETF 292
(j)(18)	Consent of Cohen & Company, Ltd with respect to the M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund 287
(j)(19)	Consent of Tait, Weller & Baker LLP with respect to Beacon Tactical Risk ETF and Beacon Unified Catalyst ETF (fka Beacon Selective Risk ETF) 293
(j)(20)	Consent of Tait, Weller & Baker LLP with respect to Beacon Tactical Alternatives Risk ETF 295
(j)(21)	Consent of RSM US LLP with respect to Essential 40 Stock ETF[1]
(k)	Omitted Financial Statements - Not Applicable.
(l)	Initial Capital Agreements - Not Applicable.
(m)(1)	Class A Master Distribution and Shareholder Services Plan Pursuant to Rule 12b-. 246
(m)(2)	Class C Master Distribution and Shareholder Services Plan Pursuant to Rule 12b-1. 154
(m)(3)	Class I Master Distribution and Shareholder Services Plan Pursuant to Rule 12b-1. 246
(m)(4)	Class N Master Distribution and Shareholder Services Plan Pursuant to Rule 12b-1. 246
(m)(5)	Class R Master Distribution and Shareholder Services Plan Pursuant to Rule 12b-1. 154
(m)(6)	Investor Class Master Distribution and Shareholder Services Plan Pursuant to Rule 12b-1. 246
(m)(7)	Retail Class Master Distribution and Shareholder Services Plan Pursuant to Rule 12b-1. 246

(m)(8)	Shareholder Servicing Plan and Agreement on behalf of the Balter L/S Small Cap Equity Fund (formerly the Balter Long/Short Equity Fund), Balter European L/S Small Cap Fund and Balter Invenomic Fund.155
(n)(1)	Rule 18f-3 Plan, as amended January 26, 2023. 246
(n)(2)	Rule 18f-3 Plan, as amended October 2025 280
(p)(1)	Code of Ethics of the Gemini Companies.204
(p)(2)	Code of Ethics for North Star Investment Management Corp.[7]
(p)(3)	Code of Ethics for Pathstone Family Office, LLC 235
(p)(4)	Code of Ethics for Longboard Asset Management, LP. 115
(p)(5)	Code of Ethics for KKM Financial, LLC. [74]
(p)(6)	Code of Ethics for Invenomic Capital Management, LP. 155
(p)(7)	Code of Ethics for Innealta Capital, LLC. 172
(p)(8)	Code of Ethics for Kovitz Investment Group Partners, LLC. 180
(p)(9)	Code of Ethics for The Future Fund, LLC. 222
(p)(10)	Code of Ethics for Beacon Capital Management, Inc.243
(p)(11)	Code of Ethics for Exchange Traded Concepts, LLC. 246
(p)(12)	Code of Ethics for Hodges Capital Management, LLC. 248
(p)(13)	Code of Ethics for GGM Wealth Advisors. 251
(p)(14)	Code of Ethics for Penserra Capital Management, LLC.251
(p)(15)	Code of Ethics for PeakShares LLC. 257
(p)(16)	Code of Ethics for Weitz Investment Management, Inc. 276
(p)(17)	Code of Ethics for M Financial Investment Advisers, Inc. 287
(p)(18)	Code of Ethics for Dimensional Fund Advisors, LP 287
(p)(19)	Code of Ethics for Federated MDTA LLC 287
(p)(20)	Code of Ethics for Frontier Capital Management Company, LLC 287
(p)(21)	Code of Ethics for Brandywine Global Investment Management, LLC 287
(p)(22)	Code of Ethics for Focus Partners Wealth, LLC 294

[1]	Is filed herewith.
[2]	To be filed by subsequent amendment.
[3]	Previously filed on June 16, 2011 in the Registrant's Registration Statement on Form N-1A, and hereby incorporated by reference.
[4]	Previously filed on June 28, 2011 in the Registrant's Pre-Effective Amendment No. 2, and hereby incorporated by reference.
[5]	Previously filed on August 3, 2011 in the Registrant's Proxy/Registration Statement on Form N-14, and hereby incorporated by reference.
[6]	Previously filed on August 3, 2011 in the Registrant's Post-Effective Amendment No. 2, and hereby incorporated by reference.
[7]	Previously filed on August 19, 2011 in the Registrant's Post-Effective Amendment No. 3, and hereby incorporated by reference.
[8]	Previously filed on August 26, 2011 in the Registrant's Post-Effective Amendment No. 4, and hereby incorporated by reference.
[9]	Previously filed on September 20, 2011 in the Registrant's Post-Effective Amendment No. 5, and hereby incorporated by reference.
[10]	Previously filed on October 3, 2011 in the Registrant's Post-Effective Amendment No. 9, and hereby incorporated by reference.
[11]	Previously filed on October 27, 2011 in the Registrant's Post-Effective Amendment No. 12, and hereby incorporated by reference.
[12]	Previously filed on October 27, 2011 in the Registrant's Post-Effective Amendment No. 13, and hereby incorporated by reference.
[13]	Previously filed on November 2, 2011 in the Registrant's Post-Effective Amendment No. 14, and hereby incorporated by reference.
[14]	Previously filed on November 17, 2011 in the Registrant's Post-Effective Amendment No. 18 and hereby incorporated by reference.
[15]	Previously filed on November 22, 2011 in the Registrant's Post-Effective Amendment No. 20 and hereby incorporated by reference.
[16]	Previously filed on December 14, 2011 in the Registrant's Post-Effective Amendment No. 24 and hereby incorporated by reference.
[17]	Previously filed on December 19, 2011 in the Registrant's Post-Effective Amendment No. 25 and hereby incorporated by reference.
[18]	Previously filed on December 20, 2011 in the Registrant's Post-Effective Amendment No. 27 and hereby incorporated by reference.
[19]	Previously filed on January 4, 2012 in the Registrant's Post-Effective Amendment No. 29 and hereby incorporated by reference.
[20]	Previously filed on January 10, 2012 in the Registrant's Post-Effective Amendment No. 31 and hereby incorporated by reference.
[21]	Previously filed on January 10, 2012 in the Registrant's Post-Effective Amendment No. 32 and hereby incorporated by reference.
[22]	Previously filed on January 27, 2012 in the Registrant's Post-Effective Amendment No. 34 and hereby incorporated by reference.
[23]	Previously filed on February 2, 2012 in the Registrant's Post-Effective Amendment No. 37 and hereby incorporated by reference.
[24]	Previously filed on February 7, 2012 in the Registrant's Post-Effective Amendment No. 39 and hereby incorporated by reference.
[25]	Previously filed on February 10, 2012 in the Registrant's Post-Effective Amendment No. 40 and hereby incorporated by reference.

[26]	Previously filed on March 8, 2012 in the Registrant's Post-Effective Amendment No. 45 and hereby incorporated by reference.
[27]	Previously filed on March 9, 2012 in the Registrant's Post-Effective Amendment No. 46 and hereby incorporated by reference.
[28]	Previously filed on March 13, 2012 in the Registrant's Post-Effective Amendment No. 47 and hereby incorporated by reference.
[29]	Previously filed on March 23, 2012 in the Registrant's Post-Effective Amendment No. 51 and hereby incorporated by reference.
[30]	Previously filed on March 27, 2012 in the Registrant's Post-Effective Amendment No. 52 and hereby incorporated by reference.
[31]	Previously filed on April 12, 2012 in the Registrant's Post-Effective Amendment No. 56 and hereby incorporated by reference.
[32]	Previously filed on April 17, 2012 in the Registrant's Post-Effective Amendment No. 57 and hereby incorporated by reference.
[33]	Previously filed on May 15, 2012 in the Registrant's Post-Effective Amendment No. 62 and hereby incorporated by reference.
[34]	Previously filed on May 25, 2012 in the Registrant's Post-Effective Amendment No. 65 and hereby incorporated by reference.
[35]	Previously filed on June 19, 2012 in the Registrant's Post-Effective Amendment No. 68 and hereby incorporated by reference.
[36]	Previously filed on June 28, 2012 in the Registrant's Post-Effective Amendment No. 69 and hereby incorporated by reference.
[37]	Previously filed on July 27, 2012 in the Registrant's Post-Effective Amendment No. 73 and hereby incorporated by reference.
[38]	Previously filed on August 17, 2012 in the Registrant's Post-Effective Amendment No. 75 and hereby incorporated by reference.
[39]	Previously filed on September 20, 2012 in the Registrant's Post-Effective Amendment No. 78 and hereby incorporated by reference.
[40]	Previously filed on October 19, 2012 in the Registrant's Post-Effective Amendment No. 81 and hereby incorporated by reference.
[41]	Previously filed on November 9, 2012 in the Registrant's Post-Effective Amendment No. 86 and hereby incorporated by reference.
[42]	Previously filed on December 28, 2012 in the Registrant's Post-Effective Amendment No. 88 and hereby incorporated by reference.
[43]	Previously filed on January 17, 2013 in the Registrant's Post-Effective Amendment No. 91 and hereby incorporated by reference.
[44]	Previously filed on January 30, 2013 in the Registrant's Post-Effective Amendment No. 92 and hereby incorporated by reference.
[45]	Previously filed on February 1, 2013 in the Registrant's Post-Effective Amendment No. 93 and hereby incorporated by reference.
[46]	Previously filed on March 22, 2013 in the Registrant's Post-Effective Amendment No. 95 and hereby incorporated by reference.
[47]	Previously filed on March 28, 2013 in the Registrant's Post-Effective Amendment No. 96 and hereby incorporated by reference.
[48]	Previously filed on April 17, 2013 in the Registrant's Post-Effective Amendment No. 99 and hereby incorporated by reference.
[49]	Previously filed on April 30, 2013 in the Registrant's Post-Effective Amendment No. 101 and hereby incorporated by reference.
[50]	Previously filed on June 7, 2013 in the Registrant's Post-Effective Amendment No. 103 and hereby incorporated by reference.
[51]	Previously filed on June 25, 2013 in the Registrant's Post-Effective Amendment No. 105 and hereby incorporated by reference.
[52]	Previously filed on July 29, 2013 in the Registrant's Post-Effective Amendment No. 109 and hereby incorporated by reference.
[53]	Previously filed on September 3, 2013 in the Registrant's Post-Effective Amendment No. 112 and hereby incorporated by reference.
[54]	Previously filed on September 19, 2013 in the Registrant's Post-Effective Amendment No. 115 and hereby incorporated by reference.
[55]	Previously filed on September 26, 2013 in the Registrant's Post-Effective Amendment No. 117 and hereby incorporated by reference.
[56]	Previously filed on September 30, 2013 in the Registrant's Post-Effective Amendment No. 118 and hereby incorporated by reference.
[57]	Previously filed on November 18, 2013 in the Registrant's Post-Effective Amendment No. 123 and hereby incorporated by reference.
[58]	Previously filed on December 17, 2013 in the Registrant's Post-Effective Amendment No. 125 and hereby incorporated by reference.
[59]	Previously filed on December 27, 2013 in the Registrant's Post-Effective Amendment No. 127 and hereby incorporated by reference.
[60]	Previously filed on December 27, 2013 in the Registrant's Post-Effective Amendment No. 128 and hereby incorporated by reference.
[61]	Previously filed on December 30, 2013 in the Registrant's Post-Effective Amendment No. 131 and hereby incorporated by reference.
[62]	Previously filed on January 13, 2014 in the Registrant's Post-Effective Amendment No. 134 and hereby incorporated by reference.
[63]	Previously filed on January 13, 2014 in the Registrant's Post-Effective Amendment No. 135 and hereby incorporated by reference.
[64]	Previously filed on March 14, 2014 in the Registrant's Post-Effective Amendment No. 138 and hereby incorporated by reference
[65]	Previously filed on March 26, 2014 in the Registrant's Post-Effective Amendment No. 141 and hereby incorporated by reference.
[66]	Previously filed on March 26, 2014 in the Registrant's Post-Effective Amendment No. 142 and hereby incorporated by reference.
[67]	Previously filed on March 27, 2014 in the Registrant's Post-Effective Amendment No. 143 and hereby incorporated by reference
[68]	Previously filed on March 27, 2014 in the Registrant's Post-Effective Amendment No. 144 and hereby incorporated by reference
[69]	Previously filed on March 27, 2014 in the Registrant's Post-Effective Amendment No. 145 and hereby incorporated by reference
[70]	Previously filed on March 28, 2014 in the Registrant's Post-Effective Amendment No. 146 and hereby incorporated by reference.
[71]	Previously filed on March 28, 2014 in the Registrant's Post-Effective Amendment No. 147 and hereby incorporated by reference.
[72]	Previously filed on April 30, 2014 in the Registrant's Post-Effective Amendment No. 149 and hereby incorporated by reference.
[73]	Previously filed on April 30, 2014 in the Registrant's Post-Effective Amendment No. 150 and hereby incorporated by reference.
[74]	Previously filed on June 2, 2014 in the Registrant's Post-Effective Amendment No. 155 and hereby incorporated by reference.
[75]	Previously filed on June 20, 2014 in the Registrant's Post-Effective Amendment No. 157 and hereby incorporated by reference.
[76]	Previously filed on June 25, 2014 in the Registrant's Post-Effective Amendment No. 158 and hereby incorporated by reference.
[77]	Previously filed on June 27, 2014 in the Registrant's Post-Effective Amendment No. 159 and hereby incorporated by reference.

[78]	Previously filed on June 27, 2014 in the Registrant's Post-Effective Amendment No. 160 and hereby incorporated by reference.
[79]	Previously filed on July 8, 2014 in the Registrant's Post-Effective Amendment No. 163 and hereby incorporated by reference.
[80]	Previously filed on July 24, 2014 in the Registrant's Post-Effective Amendment No. 168 and hereby incorporated by reference.
[81]	Previously filed on September 3, 2014 in the Registrant's Post-Effective Amendment No. 170 and hereby incorporated by reference.
[82]	Previously filed on September 24, 2014 in the Registrant's Post-Effective Amendment No. 175 and hereby incorporated by reference.
[83]	Previously filed on September 24, 2014 in the Registrant's Post-Effective Amendment No. 176 and hereby incorporated by reference.
[84]	Previously filed on September 25, 2014 in the Registrant's Post-Effective Amendment No. 177 and hereby incorporated by reference.
[85]	Previously filed on September 26, 2014 in the Registrant's Post-Effective Amendment No. 178 and hereby incorporated by reference.
[86]	Previously filed on November 21, 2014 in the Registrant's Post-Effective Amendment No. 189 and hereby incorporated by reference.
[87]	Previously filed on December 4, 2014 in the Registrant's Post-Effective Amendment No. 190 and hereby incorporated by reference.
[88]	Previously filed on December 23, 2014 in the Registrant's Post-Effective Amendment No. 192 and hereby incorporated by reference.
[89]	Previously filed on December 29, 2014 in the Registrant's Post-Effective Amendment No. 192 and hereby incorporated by reference.
[90]	Previously filed on December 30, 2014 in the Registrant's Post-Effective Amendment No. 197 and hereby incorporated by reference.
[91]	Previously filed on December 31, 2014 in the Registrant's Post-Effective Amendment No. 200 and hereby incorporated by reference.
[92]	Previously filed on December 31, 2014 in the Registrant's Post-Effective Amendment No. 201 and hereby incorporated by reference.
[93]	Previously filed on January 27, 2015 in the Registrant's Post-Effective Amendment No. 207 and hereby incorporated by reference.
[94]	Previously filed on March 16, 2015 in the Registrant's Post-Effective Amendment No. 209 and hereby incorporated by reference.
[95]	Previously filed on March 23, 2015 in the Registrant's Post-Effective Amendment No. 210 and hereby incorporated by reference.
[96]	Previously filed on March 23, 2015 in the Registrant's Post-Effective Amendment No. 211 and hereby incorporated by reference.
[97]	Previously filed on March 24, 2015 in the Registrant's Post-Effective Amendment No. 212 and hereby incorporated by reference.
[98]	Previously filed on March 25, 2015 in the Registrant's Post-Effective Amendment No. 213 and hereby incorporated by reference.
[99]	Previously filed on March 27, 2015 in the Registrant's Post-Effective Amendment No. 214 and hereby incorporated by reference.
100	Previously filed on March 30, 2015 in the Registrant's Post-Effective Amendment No. 215 and hereby incorporated by reference.
101	Previously filed on April 29, 2015 in the Registrant's Post-Effective Amendment No. 225 and hereby incorporated by reference.
102	Previously filed on April 29, 2015 in the Registrant's Post-Effective Amendment No. 226 and hereby incorporated by reference.
103	Previously filed on April 29, 2015 in the Registrant's Post-Effective Amendment No. 227 and hereby incorporated by reference.
104	Previously filed on May 26, 2015 in the Registrant's Post-Effective Amendment No. 233 and hereby incorporated by reference.
105	Previously filed on June 26, 2015 in the Registrant's Post-Effective Amendment No. 234 and hereby incorporated by reference.
106	Previously filed on June 29, 2015 in the Registrant's Post-Effective Amendment No. 235 and hereby incorporated by reference.
107	Previously filed on July 14, 2015 in the Registrant's Post-Effective Amendment No. 238 and hereby incorporated by reference.
108	Previously filed on July 24, 2015 in the Registrant's Post-Effective Amendment No. 240 and hereby incorporated by reference.
109	Previously filed on July 28, 2015 in the Registrant's Post-Effective Amendment No. 242 and hereby incorporated by reference.
110	Previously filed on September 23, 2015 in the Registrant's Post-Effective Amendment No. 251 and hereby incorporated by reference.
111	Previously filed on September 23, 2015 in the Registrant's Post-Effective Amendment No. 252 and hereby incorporated by reference.
112	Previously filed on September 24, 2015 in the Registrant's Post-Effective Amendment No. 253 and hereby incorporated by reference.
113	Previously filed on September 25, 2015 in the Registrant's Post-Effective Amendment No. 254 and hereby incorporated by reference.
114	Previously filed on September 25, 2015 in the Registrant's Post-Effective Amendment No. 255 and hereby incorporated by reference.
115	Previously filed on September 28, 2015 in the Registrant's Post-Effective Amendment No. 256 and hereby incorporated by reference.
116	Previously filed on October 14, 2015 in the Registrant's Post-Effective Amendment No. 262 and hereby incorporated by reference.
117	Previously filed on November 19, 2015 in the Registrant's Post-Effective Amendment No. 268 and hereby incorporated by reference.
118	Previously filed on November 19, 2015 in the Registrant's Post-Effective Amendment No. 269 and hereby incorporated by reference.
119	Previously filed on December 21, 2015 in the Registrant's Post-Effective Amendment No. 280 and hereby incorporated by reference.
120	Previously filed on December 21, 2015 in the Registrant's Post-Effective Amendment No. 281 and hereby incorporated by reference.
121	Previously filed on December 23, 2015 in the Registrant's Post-Effective Amendment No. 282 and hereby incorporated by reference.
122	Previously filed on December 23, 2015 in the Registrant's Post-Effective Amendment No. 283 and hereby incorporated by reference.
123	Previously filed on December 28, 2015 in the Registrant's Post-Effective Amendment No. 284 and hereby incorporated by reference.
124	Previously filed on December 29, 2015 in the Registrant's Post-Effective Amendment No. 285 and hereby incorporated by reference.
125	Previously filed on January 29, 2016 in the Registrant's Post-Effective Amendment No. 290 and hereby incorporated by reference.
126	Previously filed on February 26, 2016 in the Registrant's Post-Effective Amendment No. 293 and hereby incorporated by reference.
127	Previously filed on February 26, 2016 in the Registrant's Post-Effective Amendment No. 294 and hereby incorporated by reference.
128	Previously filed on March 17, 2016 in the Registrant's Post-Effective Amendment No. 297 and hereby incorporated by reference.

129	Previously filed on March 18, 2016 in the Registrant's Post-Effective Amendment No. 298 and hereby incorporated by reference.
130	Previously filed on March 22, 2016 in the Registrant's Post-Effective Amendment No. 299 and hereby incorporated by reference.
131	Previously filed on March 23, 2016 in the Registrant's Post-Effective Amendment No. 300 and hereby incorporated by reference.
132	Previously filed on March 28, 2016 in the Registrant's Post-Effective Amendment No. 301 and hereby incorporated by reference.
133	Previously filed on March 28, 2016 in the Registrant's Post-Effective Amendment No. 301 and hereby incorporated by reference.
134	Previously filed on April 22, 2016 in the Registrant's Post-Effective Amendment No. 308 and hereby incorporated by reference.
135	Previously filed on June 26, 2016 in the Registrant's Post-Effective Amendment No. 312 and hereby incorporated by reference.
136	Previously filed on July 27, 2016 in the Registrant's Post-Effective Amendment No. 313 and hereby incorporated by reference.
137	Previously filed on September 27, 2016 in the Registrant's Post-Effective Amendment No. 315 and hereby incorporated by reference.
138	Previously filed on September 27, 2016 in the Registrant's Post-Effective Amendment No. 316 and hereby incorporated by reference.
139	Previously filed on September 27, 2016 in the Registrant's Post-Effective Amendment No. 317 and hereby incorporated by reference.
140	Previously filed on September 27, 2016 in the Registrant's Post-Effective Amendment No. 318 and hereby incorporated by reference.
141	Previously filed on December 27, 2016 in the Registrant's Post-Effective Amendment No. 324 and hereby incorporated by reference.
142	Previously filed on December 27, 2016 in the Registrant's Post-Effective Amendment No. 325 and hereby incorporated by reference.
143	Previously filed on December 28, 2016 in the Registrant's Post-Effective Amendment No. 326 and hereby incorporated by reference.
144	Previously filed on February 27, 2017 in the Registrant's Post-Effective Amendment No. 331 and hereby incorporated by reference.
145	Previously filed on February 28, 2017 in the Registrant's Post-Effective Amendment No. 332 and hereby incorporated by reference.
146	Previously filed on March 1, 2017 in the Registrant's Post-Effective Amendment No. 333 and hereby incorporated by reference.
147	Previously filed on March 3, 2017 in the Registrant's Post-Effective Amendment No. 334 and hereby incorporated by reference.
148	Previously filed on March 27, 2017 in the Registrant's Post-Effective Amendment No. 337 and hereby incorporated by reference.
149	Previously filed on March 28, 2017 in the Registrant's Post-Effective Amendment No. 338 and hereby incorporated by reference.
150	Previously filed on March 28, 2017 in the Registrant's Post-Effective Amendment No. 339 and hereby incorporated by reference.
151	Previously filed on March 29, 2017 in the Registrant's Post-Effective Amendment No. 340 and hereby incorporated by reference.
152	Previously filed on March 29, 2017 in the Registrant's Post-Effective Amendment No. 341 and hereby incorporated by reference.
153	Previously filed on April 13, 2017 in the Registrant's Post-Effective Amendment No. 347 and hereby incorporated by reference.
154	Previously filed on April 28, 2017 in the Registrant's Post-Effective Amendment No. 348 and hereby incorporated by reference.
155	Previously filed on May 17, 2017 in the Registrant's Post-Effective Amendment No. 351 and hereby incorporated by reference.
156	Previously filed on June 16, 2017 in the Registrant's Post-Effective Amendment No. 353 and hereby incorporated by reference.
157	Previously filed on June 27, 2017 in the Registrant's Post-Effective Amendment No. 354 and hereby incorporated by reference.
158	Previously filed on July 28, 2017 in the Registrant's Post-Effective Amendment No. 356 and hereby incorporated by reference.
159	Previously filed on August 25, 2017 in the Registrant's Post-Effective Amendment No. 358 and hereby incorporated by reference.
160	Previously filed on September 27, 2017 in the Registrant's Post-Effective Amendment No. 361 and hereby incorporated by reference.
161	Previously filed on September 27, 2017 in the Registrant's Post-Effective Amendment No. 362 and hereby incorporated by reference.
162	Previously filed on November 22, 2017 in the Registrant's Post-Effective Amendment No. 367 and hereby incorporated by reference.
163	Previously filed on December 4, 2017 in the Registrant's Post-Effective Amendment No. 370 and hereby incorporated by reference.
164	Previously filed on December 27, 2017 in the Registrant's Post-Effective Amendment No. 372 and hereby incorporated by reference.
165	Previously filed on December 27, 2017 in the Registrant's Post-Effective Amendment No. 373 and hereby incorporated by reference.
166	Previously filed on December 28, 2017 in the Registrant's Post-Effective Amendment No. 374 and hereby incorporated by reference.
167	Previously filed on February 23, 2018 in the Registrant's Post-Effective Amendment No. 379 and hereby incorporated by reference.
168	Previously filed on March 26, 2018 in the Registrant's Post-Effective Amendment No. 381 and hereby incorporated by reference.
169	Previously filed on March 26, 2018 in the Registrant's Post-Effective Amendment No. 382 and hereby incorporated by reference.
170	Previously filed on March 27, 2018 in the Registrant's Post-Effective Amendment No. 383 and hereby incorporated by reference.
171	Previously filed on March 28, 2018 in the Registrant's Post-Effective Amendment No. 384 and hereby incorporated by reference.
172	Previously filed on March 29, 2018 in the Registrant's Post-Effective Amendment No. 385 and hereby incorporated by reference.
173	Previously filed on April 18, 2018 in the Registrant's Post-Effective Amendment No. 391 and hereby incorporated by reference.
174	Previously filed on April 27, 2018 in the Registrant's Post-Effective Amendment No. 394 and hereby incorporated by reference.
175	Previously filed on June 27, 2018 in the Registrant's Post-Effective Amendment No. 395 and hereby incorporated by reference.
176	Previously filed on July 27, 2018 in the Registrant's Post-Effective Amendment No. 397 and hereby incorporated by reference.
177	Previously filed on September 25, 2018 in the Registrant's Post-Effective Amendment No. 400 and hereby incorporated by reference.
178	Previously filed on September 26, 2018 in the Registrant's Post-Effective Amendment No. 401 and hereby incorporated by reference.
179	Previously filed on October 31, 2018 in the Registrant's Post-Effective Amendment No. 404 and hereby incorporated by reference.

180	Previously filed on December 28, 2018 in the Registrant's Post-Effective Amendment No. 405 and hereby incorporated by reference.
181	Previously filed on December 28, 2018 in the Registrant's Post-Effective Amendment No. 406 and hereby incorporated by reference.
182	Previously filed on February 27, 2019 in the Registrant's Post-Effective Amendment No. 411 and hereby incorporated by reference.
183	Previously filed on March 26, 2019 in the Registrant's Post-Effective Amendment No. 413 and hereby incorporated by reference.
184	Previously filed on March 26, 2019 in the Registrant's Post-Effective Amendment No. 414 and hereby incorporated by reference.
185	Previously filed on March 27, 2019 in the Registrant's Post-Effective Amendment No. 415 and hereby incorporated by reference.
186	Previously filed on March 28, 2019 in the Registrant's Post-Effective Amendment No. 416 and hereby incorporated by reference.
187	Previously filed on March 29, 2019 in the Registrant's Post-Effective Amendment No. 417 and hereby incorporated by reference.
188	Previously filed on April 5, 2019 in the Registrant's Post-Effective Amendment No. 422 and hereby incorporated by reference.
189	Previously filed on April 26, 2019 in the Registrant's Post-Effective Amendment No. 428 and hereby incorporated by reference.
190	Previously filed on April 29, 2019 in the Registrant's Post-Effective Amendment No. 429 and hereby incorporated by reference.
191	Previously filed on May 3, 2019 in the Registrant's Post-Effective Amendment No. 429 and hereby incorporated by reference.
192	Previously filed on June 28, 2019 in the Registrant's Post-Effective Amendment No. 435 and hereby incorporated by reference.
193	Previously filed on July 26, 2019 in the Registrant's Post-Effective Amendment No. 437 and hereby incorporated by reference.
194	Previously filed on September 26, 2019 in the Registrant's Post-Effective Amendment No. 440 and hereby incorporated by reference.
195	Previously filed on September 30, 2019 in the Registrant's Post-Effective Amendment No. 441 and hereby incorporated by reference.
196	Previously filed on December 23, 2019 in the Registrant's Post-Effective Amendment No. 445 and hereby incorporated by reference.
197	Previously filed on December 27, 2019 in the Registrant's Post-Effective Amendment No. 446 and hereby incorporated by reference.
198	Previously filed on February 25, 2020 in the Registrant's Post-Effective Amendment No. 449 and hereby incorporated by reference.
199	Previously filed on February 25, 2020 in the Registrant's Post-Effective Amendment No. 450 and hereby incorporated by reference.
200	Previously filed on March 24, 2020 in the Registrant's Post-Effective Amendment No. 453 and hereby incorporated by reference.
201	Previously filed on March 25, 2020 in the Registrant's Post-Effective Amendment No. 454 and hereby incorporated by reference.
202	Previously filed on March 26, 2020 in the Registrant's Post-Effective Amendment No. 455 and hereby incorporated by reference.
203	Previously filed on March 27, 2020 in the Registrant's Post-Effective Amendment No. 456 and hereby incorporated by reference.
204	Previously filed on April 14, 2020 in the Registrant's Post-Effective Amendment No. 461 and hereby incorporated by reference.
205	Previously filed on April 17, 2020 in the Registrant's Post-Effective Amendment No. 462 and hereby incorporated by reference.
206	Previously filed on April 24, 2020 in the Registrant's Post-Effective Amendment No. 463 and hereby incorporated by reference.
207	Previously filed on April 27, 2020 in the Registrant's Post-Effective Amendment No. 464 and hereby incorporated by reference.
208	Previously filed on April 28, 2020 in the Registrant's Post-Effective Amendment No. 465 and hereby incorporated by reference.
209	Previously filed on June 15, 2020 in the Registrant's Post-Effective Amendment No. 471 and hereby incorporated by reference.
210	Previously filed on June 25, 2020 in the Registrant's Post-Effective Amendment No. 472 and hereby incorporated by reference.
211	Previously filed on July 27, 2020 in the Registrant's Post-Effective Amendment No. 475 and hereby incorporated by reference.
212	Previously filed on September 24, 2020 in the Registrant's Post-Effective Amendment No. 477 and hereby incorporated by reference.
213	Previously filed on September 25, 2020 in the Registrant's Post-Effective Amendment No. 478 and hereby incorporated by reference.
214	Previously filed on December 23, 2020 in the Registrant's Post-Effective Amendment No. 482 and hereby incorporated by reference.
215	Previously filed on February 25, 2021 in the Registrant's Post-Effective Amendment No. 484 and hereby incorporated by reference.
216	Previously filed on March 25, 2021 in the Registrant's Post-Effective Amendment No. 486 and hereby incorporated by reference.
217	Previously filed on March 26, 2021 in the Registrant's Post-Effective Amendment No. 487 and hereby incorporated by reference.
218	Previously filed on April 26, 2021 in the Registrant's Post-Effective Amendment No. 491 and hereby incorporated by reference.
219	Previously filed on April 26, 2021 in the Registrant's Post-Effective Amendment No. 492 and hereby incorporated by reference.
220	Previously filed on April 27, 2021 in the Registrant's Post-Effective Amendment No. 493 and hereby incorporated by reference.
221	Previously filed on June 25, 2021 in the Registrant's Post-Effective Amendment No. 499 and hereby incorporated by reference.
222	Previously filed on July 21, 2021 in the Registrant's Post-Effective Amendment No. 506 and hereby incorporated by reference.
223	Previously filed on August 9, 2021 in the Registrant's Post-Effective Amendment No. 507 and hereby incorporated by reference.
224	Previously filed on September 27, 2021 in the Registrant's Post-Effective Amendment No. 511 and hereby incorporated by reference.
225	Previously filed on September 28, 2021 in the Registrant's Post-Effective Amendment No. 512 and hereby incorporated by reference.
226	Previously filed on December 23 2021 in the Registrant's Post-Effective Amendment No. 517 and hereby incorporated by reference.
227	Previously filed on January 31, 2022 in the Registrant's Post-Effective Amendment No. 522 and hereby incorporated by reference.
228	Previously filed on February 25, 2022 in the Registrant's Post-Effective Amendment No. 523 and hereby incorporated by reference.
229	Previously filed on March 24, 2022 in the Registrant's Post-Effective Amendment No. 524 and hereby incorporated by reference.
230	Previously filed on March 25, 2022 in the Registrant's Post-Effective Amendment No. 525 and hereby incorporated by reference.

231	Previously filed on March 30, 2022 in the Registrant's Post-Effective Amendment No. 526 and hereby incorporated by reference.
232	Previously filed on April 27, 2022 in the Registrant's Post-Effective Amendment No. 527 and hereby incorporated by reference.
233	Previously filed on April 28, 2022 in the Registrant's Post-Effective Amendment No. 528 and hereby incorporated by reference.
234	Previously filed on April 29, 2022 in the Registrant’s Post-Effective Amendment No. 529 and hereby incorporated by reference.
235	Previously filed on June 29, 2022 in the Registrant’s Post-Effective Amendment No. 530 and hereby incorporated by reference.
236	Previously filed on September 23, 2022 in the Registrant’s Post-Effective Amendment No. 531 and hereby incorporated by reference.
237	Previously filed on September 27, 2022 in the Registrant’s Post-Effective Amendment No. 532 and hereby incorporated by reference
238	Previously filed on September 28, 2022 in the Registrant’s Post-Effective Amendment No. 533 and hereby incorporated by reference.
239	Previously filed on December 29, 2022 in the Registrant’s Post-Effective Amendment No. 534 and hereby incorporated by reference.
240	Previously filed on February 28, 2023 in the Registrant’s Post-Effective Amendment No. 537 and hereby incorporated by reference.
241	Previously filed on March 29, 2023 in the Registrant’s Post-Effective Amendment No. 539 and hereby incorporated by reference.
242	Previously filed on April 13, 2023 in the Registrant’s Post-Effective Amendment No. 541 and hereby incorporated by reference.
243	Previously filed on April 17, 2023 in the Registrant’s Post-Effective Amendment No. 543 and hereby incorporated by reference.
244	Previously filed on April 27, 2023 in the Registrant’s Post-Effective Amendment No. 544 and hereby incorporated by reference.
245	Previously filed on April 28, 2023 in the Registrant’s Post-Effective Amendment No. 545 and hereby incorporated by reference.
246	Previously filed on May 1, 2023 in the Registrant’s Post-Effective Amendment No. 546 and hereby incorporated by reference.
247	Previously filed on May 12, 2023 in the Registrant’s Post-Effective Amendment No. 549 and hereby incorporated by reference.
248	Previously filed on May 25, 2023 in the Registrant’s Post-Effective Amendment No. 550 and hereby incorporated by reference.
249	Previously filed on June 14, 2023 in the Registrant’s Post-Effective Amendment No. 551 and hereby incorporated by reference.
250	Previously filed on June 28, 2023 in the Registrant’s Post-Effective Amendment No. 552 and hereby incorporated by reference.
251	Previously filed on September 15, 2023 in the Registrant’s Post-Effective Amendment No. 556 and hereby incorporated by reference.
252	Previously filed on September 20, 2023 in the Registrant’s Post-Effective Amendment No. 558 and hereby incorporated by reference.
253	Previously filed on September 26, 2023 in the Registrant’s Post-Effective Amendment No. 559 and hereby incorporated by reference.
254	Previously filed on September 27, 2023 in the Registrant’s Post-Effective Amendment No. 560 and hereby incorporated by reference.
254	Previously filed on September 28, 2023 in the Registrant’s Post-Effective Amendment No. 561 and hereby incorporated by reference.
255	Previously filed on February 28, 2024 in the Registrant’s Post-Effective Amendment No. 563 and hereby incorporated by reference.
256	Previously filed on March 28, 2024 in the Registrant’s Post-Effective Amendment No. 564 and hereby incorporated by reference.
257	Previously filed on April 16, 2024 in the Registrant’s Post-Effective Amendment No. 566 and hereby incorporated by reference.
258	Previously filed on April 25, 2024 in the Registrant’s Post-Effective Amendment No. 567 and hereby incorporated by reference.
259	Previously filed on April 26, 2024 in the Registrant’s Post-Effective Amendment No. 568 and hereby incorporated by reference.
260	Previously filed on April 29, 2024 in the Registrant’s Post-Effective Amendment No. 569 and hereby incorporated by reference.
261	Previously filed on May 17, 2024 in the Registrant’s Post-Effective Amendment No. 570 and hereby incorporated by reference.
262	Previously filed on June 26, 2024 in the Registrant’s Post-Effective Amendment No. 572 and hereby incorporated by reference.
262	Previously filed on June 27, 2024 in the Registrant’s Post-Effective Amendment No. 573 and hereby incorporated by reference.
263	Previously filed on July 29, 2024 in the Registrant’s Post-Effective Amendment No. 574 and hereby incorporated by reference
264	Previously filed on August 16, 2024 in the Registrant’s Post-Effective Amendment No. 578 and hereby incorporated by reference
265	Previously filed on September 25, 2024 in the Registrant’s Post-Effective Amendment No. 579 and hereby incorporated by reference.
266	Previously filed on September 26, 2024 in the Registrant’s Post-Effective Amendment No. 580 and hereby incorporated by reference.
267	Previously filed on September 27, 2024 in the Registrant’s Post-Effective Amendment No. 581 and hereby incorporated by reference.
268	Previously filed on December 27, 2024 in the Registrant’s Post-Effective Amendment No. 582 and hereby incorporated by reference.
269	Previously filed on February 28, 2025 in the Registrant’s Post-Effective Amendment No. 583 and hereby incorporated by reference.
270	Previously filed on March 28, 2025 in the Registrant’s Post-Effective Amendment No. 584 and hereby incorporated by reference.
271	Previously filed on April 24, 2025 in the Registrant’s Post-Effective Amendment No. 585 and hereby incorporated by reference.
272	Previously filed on April 25, 2025 in the Registrant’s Post-Effective Amendment No. 586 and hereby incorporated by reference.
273	Previously filed on July 2, 2025 in the Registrant’s Post-Effective Amendment No. 589 and hereby incorporated by reference.
274	Previously filed on July 2, 2025 in the Registrant’s Post-Effective Amendment No. 590 and hereby incorporated by reference.
275	Previously filed on July 29, 2025 in the Registrant’s Post-Effective Amendment N., 591 and hereby incorporated by reference.
276	Previously filed on August 1, 2025 in the Registrant’s Post-Effective Amendment No. 592 and hereby incorporated by reference.
277	Previously filed on September 24, 2025 in the Registrant’s Post-Effective Amendment No. 595 and hereby incorporated by reference.
278	Previously filed on September 26, 2025 in the Registrant’s Post-Effective Amendment No. 596 and hereby incorporated by reference.
279	Previously filed on September 29, 2025 in the Registrant’s Post-Effective Amendment No. 597 and hereby incorporated by reference.

280	Previously filed on November 25, 2025 in the Registrant’s Post-Effective Amendment No. 600 and hereby incorporated by reference.
281	Previously filed December 23, 2025 in the Registrant’s Post-Effective Amendment No. 603 and hereby incorporated by reference.
282	Previously filed January 29, 2026 in the Registrant’s Post-Effective Amendment No. 609 and hereby incorporated by reference.
283	Previously filed February 12, 2026 in the Registrant’s Post-Effective Amendment No. 610 and hereby incorporated by reference.
284	Previously filed March 2, 2026 in the Registrant’s Post-Effective Amendment No. 611 and hereby incorporated by reference.
285	Previously filed March 24, 2026 in the Registrant’s Post-Effective Amendment No. 613 and hereby incorporated by reference.
286	Previously filed March 27, 2026 in the Registrant’s Post-Effective Amendment No. 614 and hereby incorporated by reference.
287	Previously filed April 24, 2026 in the Registrant’s Post-Effective Amendment No. 616 and hereby incorporated by reference.
288	Previously filed April 30, 2026 in the Registrant’s Post-Effective Amendment No. 617 and hereby incorporated by reference.
289	Previously filed April 30, 2026 in the Registrant’s Post-Effective Amendment No. 618 and hereby incorporated by reference.
290	Previously filed June 24, 2026 in the Registrant’s Post-Effective Amendment No. 623 and hereby incorporated by reference.
291	Previously filed June 25, 2026 in the Registrant’s Post-Effective Amendment No. 624 and hereby incorporated by reference.
292	Previously filed June 25, 2026 in the Registrant’s Post-Effective Amendment No. 625 and hereby incorporated by reference.
293	Previously filed June 29, 2026 in the Registrant’s Post-Effective Amendment No. 626 and hereby incorporated by reference.
294	Previously filed July 28, 2026 in the Registrant’s Post-Effective Amendment No. 628 and hereby incorporated by reference.
295	Previously filed August 19, 2026 in the Registrant’s Post-Effective Amendment No. 630 and hereby incorporated by reference.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

None.

ITEM 30. INDEMNIFICATION.

Article VIII, Section 2(a) of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Statutory Trust Act of 2002, the officers and Trustees shall not be responsible or liable in any event for any act or omission of:  any agent or employee of the Trust; any investment adviser or principal underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively.  The Trust, out of the Trust Property, is required to indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust.  This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Trust whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted.  Nothing contained in the Agreement and Declaration of Trust indemnifies holds harmless or protects any officer or Trustee from or against any liability to the Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

Article VIII, Section 2(b) provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VIII.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Delaware law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

Certain information pertaining to the business and other connections of each Advisor of each series of the Trust is hereby incorporated herein by reference to the section of the respective Prospectus captioned “Investment Advisor” and to the section of the respective Statement of Additional Information captioned “Investment Advisory and Other Services.”  The information required by this Item 31 with respect to each director, officer or partner of each Advisor is incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”).  Each Advisor’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov, and may be requested by File No. as follows:

North Star Investment Management Corp., adviser to the North Star Opportunity Fund, North Star Dividend Fund, North Star Micro Cap Fund, North Star Bond Fund and North Star Small Cap Value Fund – File No. 801-62013.

Focus Partners Wealth, LLC, adviser to the Al Frank Fund – File No. 801-107054.

Innealta Capital, LLC, adviser to the Dynamic U.S. Opportunity Fund, Dynamic International Opportunity Fund, Acclivity Small Cap Growth Fund, Acclivity Small Cap Value Fund, Acclivity Broad Equity Multi-Style Fund and the Dynamic Global Diversified Fund. – File No. 801-112421

Longboard Asset Management, LP, adviser to the Longboard Fund – File No. 801-72623.

KKM Financial, LLC, adviser to the Essential 40 Stock ETF – File No. 801-77094.

Invenomic Capital Management, LP. adviser to the Invenomic Fund – File No. 801-110459.

The Future Fund, LLC adviser to One Global ETF and The Future Fund Long/Short ETF – File No. 801-121505.

Beacon Capital Management, Inc. – Adviser to the Beacon Unified Catalyst ETF, Beacon Tactical Alternatives Risk ETF and Beacon Tactical Risk ETF and Beacon Dynamic Allocation Fund- File No. 801-61249.

Exchange Traded Concepts, LLC – Sub-Adviser to the Beacon Unified Catalyst ETF, Beacon Tactical Alternatives Risk ETF and Beacon Tactical Risk ETF and Beacon Dynamic Allocation Fund– File No. 801-7048.5

Waverly Advisers, LLC – Adviser to the GGM Macro Alignment ETF – File No. 801-50972.

Penserra Capital Management, LLC – Sub-Adviser to the GGM Macro Alignment ETF – File No. 801-80466.

PeakShares, LLC - Adviser to the PeakShares Sector Rotation ETF and PeakShares RMR Prime Equity ETF - File No. 801-129548

RMR Wealth Builders, Inc - Sub-Adviser to the PeakShares RMR Prime Equity ETF

Weitz Investment Management, Inc. Adviser to the Weitz Multisector Bond ETF, Weitz Core Plus Bond ETF and Weitz Short Duration Bond ETF– File No. 801-18819

M Financial Investment Advisers, Inc. Adviser to the M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund – File No. 801-50553

Frontier Capital Management Company, LLC, Sub-Adviser to the M Capital Appreciation Fund – File No. 801-15724

Federated MDTA LLC, Sub-Adviser to the M Large Cap Growth Fund – File No. 801-55094

Dimensional Fund Advisors LP, Sub-Adviser to M International Equity Fund – File No. 801-16283

Brandywine Global Investment Management, LLC, Sub-Adviser to the M Large Cap Value Fund – File No. 801-27797

Ruane Cunniff LP, Adviser to Sequoia ETF - File No. 801-111872

ITEM 32. PRINCIPAL UNDERWRITER.

(a) Northern Lights Distributors, LLC (“NLD”), is the principal underwriter for certain series of Northern Lights Fund Trust II. NLD also acts as principal underwriter for the following:

Atlas U.S. Government Money Market Fund, Inc., Atlas U.S. Tactical Income Fund, Inc., AdvisorOne Funds, Arrow Investments Trust (ETFs Only), Arrow ETF Trust, Boyar Value Fund Inc., Centerstone Investors Trust, Capitol Series Trust, CIM Real Assets & Credit Fund, Copeland Trust, DGI Investment Trust, Grandeur Peak Global Trust, Humankind Benefit Corporation, Miller Investment Trust, Mutual Fund and Variable Insurance Trust, Mutual Fund Series Trust, New Age Alpha Trust, The North Country Funds, Northern Lights Fund Trust, Northern Lights Fund Trust III, Northern Lights Fund Trust IV, Northern Lights Variable Trust, OCM Mutual Fund, PREDEX, Princeton Private Investment AccessEverest Fund, Segall Bryant & Hamill Trust, Texas Capital Funds Trust, Two Roads Shared Trust, The Saratoga Advantage Trust, Tributary Funds, Inc., Uncommon Investment Funds Trust, and Ultimus Managers Trust, Unified Series Trust, Valued Advisers Trust, and Zacks Trust.

(b) NLD is registered with Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc.  The principal business address of NLD is 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022.  NLD is an affiliate of Ultimus Fund Solutions, LLC. To the best of Registrant’s knowledge, the following are the managers and officers of NLD:

Name	Positions and Offices with Underwriter	Positions and Offices with the Trust
Kevin Guerette	President	None
Stephen Preston	Chief Compliance Officer, Financial Operations Principal, and AML Compliance Officer	None
William J. Strait	Manager, Secretary and General Counsel	None
Melvin Van Cleave	Chief Information Securities Officer	None
David James	Manager	None

(e) Not Applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS.

The following entities prepare, maintain and preserve the records required by Section 31 (a) of the 1940 Act for the Registrant.  These services are provided to the Registrant for such periods prescribed by the rules and regulations of the U.S. Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

U.S. Bank, National Association (“U.S. Bank”), 1555 North River Center Drive, Milwaukee, WI 53212, provides custodian services to the Al Frank Fund, Beacon Dynamic Allocation Fund, Invenomic Fund, Hodges Fund, Hodges Small Cap Growth Fund, Hodges Small Intrinsic Value Fund, Hodges Blue Chip Equity Income fund, North Star Opportunity Fund, Dynamic U.S. Opportunity Fund, Dynamic International Opportunity Fund, Longboard Fund, North Star Dividend Fund, North Star Micro Cap Fund, North Star Bond Fund, Essential 40 Stock Fund, Acclivity Small Cap Growth Fund, Acclivity Small Cap Value Fund, Acclivity Broad Equity Multi-Style Fund, Dynamic Global Diversified Fund and the North Star Small Cap Value Fund pursuant to a Custody Agreement between U.S. Bank and the Trust.

Brown Brothers Harriman & Co., 50 Post Office Square, Boston, MA 02110, provides custodian services to One Global ETF, The Future Fund Long/Short ETF, Beacon Unified Catalyst ETF. Beacon Tactical Alternatives Risk ETF, Beacon Tactical Risk ETF, GGM Macro Alignment ETF, PeakShares Sector Rotation ETF, PeakShares RMR Prime Equity ETF, Essential 40 Stock ETF, Sequioa ETF, Weitz Multisector Bond ETF, Weitz Core Plus Bond ETF and Weitz Short Duration Income ETF.

Ultimus Fund Solutions, LLC (formerly known as Gemini Fund Services, LLC) (“UFS”), located at 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022, provides transfer agent and dividend disbursing services pursuant to a Transfer Agency and Service Agreements between UFS and the Trust.  In such capacities, UFS provides pricing for each Fund’s portfolio securities, keeps records regarding securities and other assets in custody and in transfer, bank statements, canceled checks, financial books and records, and keeps records of each shareholder’s account and all disbursement made to shareholders.  UFS also maintains all records required pursuant to Administrative Service Agreements with the Trust.

Northern Lights Distributors, LLC (“NLD”) located at 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022, serves as principal underwriter for all series of Northern Lights Fund Trust II. NLD maintains all records required to be maintained pursuant to each Fund’s Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the 1940 Act.

Northern Lights Compliance Services, LLC (“NLCS”), located at 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022, provides CCO and compliance services to each Fund of the Trust.

North Star Investment Management Corp. located at 20 N. Wacker Drive, Suite 1416, Chicago, IL 60606 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the North Star Opportunity Fund, North Star Dividend Fund, North Star Micro Cap Fund, North Star Bond Fund and North Star Small Cap Value Fund.

Focus Partners Wealth, LLC located at 190 Carondele Plaza, Suite 600, St. Louis, MO 63105 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Al Frank Fund.

Innealta Capital, LLC located at 13215 Bee Cave Parkway, Building A, Suite 240, Austin, TX 78738

pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Dynamic U.S. Opportunity Fund, Dynamic International Opportunity Fund, Acclivity Small Cap Growth Fund and the Acclivity Small Cap Value Fund, Acclivity Broad Equity Multi-Style Fund and the Dynamic Global Diversified Fund.

Longboard Asset Management, LP located at P.O. Box 97730, Phoenix, Arizona 85060-7730 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Longboard Fund (formerly, the Longboard Alternative Growth Fund).

M Financial Investment Advisers, Inc. 1125 NW Couch Street, Suite 900, Portland Oregon 97209 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund.

Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746 with respect to the M International Equity Fund.

Frontier Capital Management Company, LLC, 99 Summer Street, Boston, Massachusetts 02110 with respect to the M Capital Appreciation Fund.

Brandywine Global Investment Management, LLC, 1735 Market Street, Suite 1800 Philadelphia, Pennsylvania 19103 with respect to the M Large Cap Value Fund.

DSM Capital Partners, LLC 7111 Fairway Drive, Suite 35,0 Palm Beach Gardens, Florida 33418 with respect to the M Large Cap Growth Fund.

KKM Financial, LLC, located at 311 South Wacker Drive, Suite 650, Chicago, IL 60606 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Essential 40 Stock ETF.

Invenomic Capital Management, LP, located at 211 Congress Street, 7th Floor, Boston, MA 02110 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Invenomic Fund.

The Future Fund LLC located at 330 N. Wabash Avenue, Suite 2300, Chicago, IL 6061112866 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to One Global ETF and The Future Fund Long/Short ETF.

Beacon Capital Management, Inc. located at 7777 Washington Village Dr. Suite 280, Dayton, OH 45459 on behalf of the Beacon Unified Catalyst ETF, Beacon Tactical Alternatives Risk ETF and Beacon Dynamic Allocation Fund.

Exchange Traded Concepts, LLC located at 10900 Hefner point drive, Suite 400, Oklahoma City, OK 73120 on behalf of the Beacon Unified Catalyst ETF, Beacon Tactical Alternatives Risk ETF, Beacon Tactical Risk ETF and Beacon Dynamic Allocation.

Waverly Advisors, LLC, located at 600 University Park Place, Suite 501, Birmingham, AL 35209, on behalf of the GGM Macro Alignment ETF.

Penserra Capital Management, LLC located at 4 Orinda Way, Suite 100-A, Orinda, CA 94563 on behalf of the GGM Macro Alignment ETF.

PeakShares LLC located at 2701 Rocky Point Drive, Suite 1000, Tampa, FL on behalf of the PeakShares Sector Rotation ETF and PeakShares RMR Prime Equity ETF.

Weitz Investment Management, Inc. located at 3555 Farnam Street, Suite 80, Omaha, NE 68131 on behalf of the Weitz Multisector Bond ETF, Weitz Core Plus Bond ETF and Weitz Short Duration Bond ETF.

Ruane Cunniff L.P. located at 45 Rockefeller Plaza, 34th Floor, New York, NY 10111 on behalf of the Sequoia ETF

ITEM 34. MANAGEMENT SERVICES.

Not applicable.

ITEM 35. UNDERTAKINGS.

See Item 30 above, second paragraph.

One or more of the Registrant’s series may invest up to 25% of its respective total assets in a wholly-owned and controlled subsidiary (each a “Subsidiary” and collectively the “Subsidiaries”).  Each Subsidiary will operate under the supervision of the Registrant.  The Registrant hereby undertakes that the Subsidiaries will submit to inspection by the U. S. Securities and Exchange Commission.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 633 to its Registration Statement to be signed on its behalf by the undersigned, thereunto authorized, in the City of Hauppauge, State of New York, on September 22, 2026.

NORTHERN LIGHTS FUND TRUST II

By:	/s/ Kevin Wolf
Kevin Wolf*
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed by the following persons in their capacities and on the dates indicated.

Signature	Title	Date
Brian Nielsen*	/s/ Brian Nielsen Trustee & Chairman	September 22, 2026
Thomas Sarkany*	/s/ Thomas Sarkany Trustee	September 22, 2026
Anthony Lewis*	/s/ Anthony Lewis Trustee	September 22, 2026
Keith Rhoades*	/s/ Keith Rhoades Trustee	September 22, 2026
Randy Skalla*	/s/ Randy Skalla Trustee	September 22, 2026
Kevin Wolf*	/s/ Kevin Wolf President and Principal Executive Officer	September 22, 2026
Erik Naviloff*	/s/ Erik Naviloff Treasurer and Principal Financial Officer	September 22, 2026

*By:	/s/ Kevin Wolf
Kevin Wolf

*	Attorney-in-Fact – pursuant to powers of attorney incorporated by reference to Post-Effective Amendment No. 351 (filed on May 17, 2017) in the Registrant's Registration Statement on Form N-1A.

EXHIBIT INDEX

(h)(42)	Expense Limitation Agreement between the Registrant, with respect to the Beacon Selective Risk ETF and Beacon Tactical Risk ETF
(i)(8)	Consent of Vedder Price P.C.
(i)(22)	Opinion of Vedder Price P.C. with respect to Essential 40 Stock ETF
(j)(21)	Consent of RSM US LLP with respect to Essential 40 Stock ETF